                                                      Registration No. 033-57792
                                                                       811-07466

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post Effective Amendment No. 35

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Post-Effective Amendment No. 19

                                 VEL II ACCOUNT
               OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                20 Guest Street
                         Brighton, Massachusetts 02135
                           Telephone: (508) 460-2400
              (Address of Depositor's Principal Executive Office)

                               Sarah M. Patterson
                  Managing Director, Associate General Counsel
                            and Assistant Secretary
                Commonwealth Annuity and Life Insurance Company
                                20 Guest Street
                         Brighton, Massachusetts 02135
                           Telephone: (860) 325-1538
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485
/X/  on May 1, 2019 pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a) (1) of Rule 485
/ /  on (date) pursuant to paragraph (a) (1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f 2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f 2 Notice was for the issuer's fiscal year ended December 31, 2018 and was filed on or before March 30, 2019.

               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           BRIGHTON, MASSACHUSETTS

This Prospectus provides important information about VEL II (93)
("Vari-Exceptional Life"), an individual or group flexible premium variable life insurance policy issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York) to applicants who were Age 85 years old and under at the time of purchase.

The policies are funded through the VEL II Account of Commonwealth Annuity, a separate investment account referred to as the Separate Account, and a fixed-interest account that is referred to as the General Account. The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE  FORETHOUGHT VARIABLE INSURANCE TRUST (CLASS II
INSURANCE FUNDS) (SERIES I SHARES)              SHARES)
Invesco V.I. Health Care Fund                   Global Atlantic BlackRock Disciplined Mid Cap
FORETHOUGHT VARIABLE INSURANCE TRUST (CLASS I   Growth Portfolio
SHARES)                                         Global Atlantic Goldman Sachs Large Cap
Global Atlantic BlackRock Allocation Portfolio  Growth Insights Portfolio
Global Atlantic BlackRock Disciplined Core      Global Atlantic Goldman Sachs Mid Cap Value
Portfolio                                       Insights Portfolio
Global Atlantic BlackRock Disciplined           GOLDMAN SACHS VARIABLE INSURANCE TRUST
International Core Portfolio                    (SERVICE SHARES)
Global Atlantic BlackRock Disciplined Value     Goldman Sachs Equity Index Fund
Portfolio                                       Goldman Sachs Government Money Market Fund
Global Atlantic BlackRock High Yield Portfolio  Goldman Sachs High Quality Floating Rate Fund
Global Atlantic Goldman Sachs Core Fixed
Income Portfolio



YOU MAY CONTACT OUR SERVICE CENTER AT 1-800-533-7881 TO REQUEST PROSPECTUSES FOR ANY OF THE UNDERLYING FUNDS THAT ARE AVAILABLE AS INVESTMENT OPTIONS UNDER YOUR CONTRACT.



A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019 CONTAINING MORE INFORMATION ABOUT THE POLICY IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. A COPY MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-533-7881. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED FROM THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (HTTP://WWW.SEC.GOV).


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.




                              DATED MAY 1, 2019

                             TABLE OF CONTENTS


SUMMARY OF RISKS AND BENEFITS.............................................    4
  WHAT ARE THE POLICY'S BENEFITS?.........................................    4
  WHAT ARE THE POLICY'S RISKS?............................................    5
SUMMARY OF RISKS AND BENEFITS: FEE TABLES.................................    6
  TRANSACTION FEES........................................................    6
  PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES.....................    8
  ANNUAL FUND OPERATING EXPENSES..........................................   11
THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS...........................   12
  WHO IS THE COMPANY?.....................................................   12
  WHAT IS THE SEPARATE ACCOUNT?...........................................   13
  WHAT ARE THE FUNDS?.....................................................   13
THE POLICY................................................................   16
  HOW DO I COMMUNICATE WITH THE COMPANY? .................................   16
  HOW DO I APPLY FOR A POLICY?............................................   17
  CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?......   17
  IS THERE A PAID-UP INSURANCE OPTION?....................................   18
  DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?.................   18
  HOW DO I MAKE PAYMENTS?.................................................   19
  HOW DO I ALLOCATE MY NET PAYMENTS?......................................   20
  CAN I MAKE TRANSFERS?...................................................   20
  IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?...................   20
  ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?...........................   21
  IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING
    OPTION?...............................................................   22
  CAN I MAKE FUTURE CHANGES UNDER MY POLICY?..............................   22
  HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?...........................   23
  CAN I CONVERT MY POLICY INTO A FIXED POLICY?............................   24
  CAN I MAKE POLICY LOANS?................................................   24
  ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION
    WITH A TSA PLAN?......................................................   25
  CAN I SURRENDER THE POLICY?.............................................   26
  CAN I MAKE PARTIAL WITHDRAWALS?.........................................   26
  WHAT IS THE POLICY VALUE?...............................................   27
THE DEATH BENEFIT.........................................................   29
  WHAT ARE THE SUM INSURED OPTIONS?.......................................   29
  CAN I CHANGE THE SUM INSURED OPTION?....................................   30
  IS A GUARANTEED DEATH BENEFIT AVAILABLE?................................   31
  WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?............................   32
TERMINATION AND REINSTATEMENT.............................................   34
  WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?......................   34
  WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?....................   34
CHARGES AND DEDUCTIONS....................................................   36
  WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?................................   36
  WHAT IS THE MONTHLY DEDUCTION?..........................................   36
  WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE
    SEPARATE ACCOUNT?.....................................................   38
  HOW IS THE SURRENDER CHARGE CALCULATED?.................................   39
  WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?.............................   41
  WHAT ARE THE TRANSFER CHARGES?..........................................   41
  WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?..................   42

  ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?............................   42
  DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?........   42
FEDERAL TAX CONSIDERATIONS...............................................   43
  HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?....................   43
  HOW ARE THE POLICIES TAXED?............................................   43
  HOW ARE POLICY LOANS TAXED?............................................   45
  WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?...........   46
  ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?.......................   47
  ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF PUERTO RICO
    SUBJECT TO UNITED STATES FEDERAL INCOME TAX?.........................   47
  ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENTS ALIENS AND
    FOREIGN CORPORATIONS SUBJECT TO UNITED STATES FEDERAL INCOME TAX?....   47
  ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND BUSINESS
    BENEFICIARIES OF POLICIES?...........................................   47
  WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE
    ACCOUNT?.............................................................   48
  CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT ASSETS FOR
    TAX PURPOSES?........................................................   48
  CAN CHANGES IN TAX LAW AFFECT THE POLICY?..............................   48
OTHER INFORMATION........................................................   49
  ARE THERE OTHER IMPORTANT POLICY PROVISIONS?...........................   49
  CAN THE COMPANY DELAY PAYMENTS TO ME?..................................   50
  DO I HAVE ANY VOTING RIGHTS?...........................................   50
  WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?......................   50
  ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE SEPARATE
    ACCOUNT?.............................................................   51
  MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?.......................   51
  WHAT IS MIXED AND SHARED FUNDING?......................................   52
  WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE
    SEPARATE ACCOUNT?....................................................   52
THE GENERAL ACCOUNT......................................................   53
GLOSSARY OF SPECIAL TERMS................................................   54

                        SUMMARY OF RISKS AND BENEFITS

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The remainder of this Prospectus offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments, and making planned payments will not guarantee that the Policy will remain in force.


WHAT ARE THE POLICY'S BENEFITS?

While the Policy is in force, it will provide:

      - Life insurance coverage on the named Insured

      - Policy Value

      - Surrender rights and partial withdrawal rights

      - Loan privileges

Other benefits previously available through the policy included:

      - Waiver of Premium Rider--This Rider provides that, during periods of total disability, continuing more than four months, the Company will add to the Policy Value each month an amount selected by you or the amount needed to pay the Policy charges, whichever is greater. This value will be used to keep the Policy in force. This benefit is subject to the Company's maximum issue benefits. Its cost will change yearly.

      - Guaranteed Insurability Rider--This rider guarantees that insurance may be added at various option dates without Evidence of Insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

      - Other Insured Rider--This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "Other Insured" to convert the coverage to a flexible premium adjustable life insurance Policy.

      - Children's Insurance Rider--This rider provides coverage for eligible minor children. It also covers future children, including adopted children and stepchildren.

      - Accidental Death Benefit Rider--This Rider pays an additional benefit for death resulting from a covered accident prior to the Policy anniversary nearest the Insured's Age 70.

      - Exchange Option Rider--This Rider allows you to use the Policy to insure a different person, subject to Company guidelines.

      - Living Benefits Rider--This Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

      - Guaranteed Death Benefit Rider--This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.


WHAT ARE THE POLICY'S RISKS?

There are certain risks associated with the Policy:

      - There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or if Outstanding Loans exceed the Policy Value less surrender charges. The Policies are unsuitable as short-term savings vehicles.

      - The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.

      - Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value, and will reduce the Death Benefit. ALLOWING THE POLICY TO LAPSE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

      - Surrender of the Policy may be subject to a substantial surrender charge. Partial Withdrawals may be subject to surrender charges and a Partial Withdrawal Charge.

      - A Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. In addition, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

      - Each Fund is subject to investment risks and other risks. We do not promise that the Funds will meet their investment objectives. Amounts that you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Sub-Accounts invest. Your bear the investment risk that those Funds possibly will not meet their investment objectives. A description of each Fund's investment policies and a comprehensive discussion of the risks of each Fund may by found in the Fund's prospectus.

                  SUMMARY OF RISKS AND BENEFITS: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


                              TRANSACTION FEES


CHARGE                              WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
----------------------------------  ---------------------------  -----------------------------------------
MAXIMUM SALES CHARGE IMPOSED                  N/A                                None
   ON PREMIUMS (LOAD)

PREMIUM TAXES                       When a premium payment       2.50% of each premium payment
                                    is made

DEFERRED ACQUISITION COSTS          When a premium payment       1.00% of each premium payment
   ("DAC TAX" CHARGE)               is made

SURRENDER CHARGE--DEFERRED          Upon Surrender or a          $8.50 per thousand dollars of the initial
   ADMINISTRATIVE CHARGE(1)         Decrease in Face Amount      Face Amount or of an increase in Face
                                    for up to 15 years from      Amount.
                                    Date of Issue of the
                                    Policy or from the date of
                                    increase in Face Amount,
                                    respectively

SURRENDER CHARGE--DEFERRED SALES
   CHARGE(1)
   Minimum and Maximum              Upon Surrender or a          The minimum charge is $7.68 and the
     Charge                         Decrease in Face Amount      maximum charge is $38.25 per $1,000 of
                                    for up to 15 years from      Face Amount.
                                    Date of Issue of the
                                    Policy or from the date of
                                    increase in Face Amount,
                                    respectively.

   Charge for a representative                                   For a Male Standard Non-Smoker
     Policy owner                                                Age 53, the rate is $31.12 per $1,000 of
                                                                 Face Amount.

PARTIAL WITHDRAWAL CHARGE(2)        Upon Partial Withdrawals     5% of any withdrawals in excess of the
                                    in excess of the Free 10%    Free 10% Withdrawal amount.
                                    Withdrawal Amount

PARTIAL WITHDRAWAL TRANSACTION FEE  Upon any Partial             2% of the amount withdrawn, not to
                                    Withdrawal                   exceed $25

INCREASE IN FACE AMOUNT             Upon increasing the Face     $40 administrative fee
                                    Amount of the Policy

TRANSFER CHARGES                    Upon the 13th transfer       Currently $10 per transfer, guaranteed
                                    and each subsequent          not to exceed $25 per transfer.
                                    transfers in a Policy Year.


CHARGE                                WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
-----------------------------------  -------------------------  ----------------------------------------
SPLIT OPTION RIDER/EXCHANGE          Upon adding the rider to   $20 (one-time fee)
   OPTION RIDER                      the contract

LIVING BENEFITS RIDER
   Minimum and Maximum               Upon exercising the rider  One-time fee of $150, plus an additional
     Charge                                                     charge based on the present value of
                                                                expected premiums associated with the
                                                                benefit.

   Charge for a representative       Upon exercising the rider  Per $1,000 of original Face Amount: a
     Policy owner                                               representative charge is $13.10 (for a
                                                                Male Standard, Age 53)

GUARANTEED DEATH BENEFIT RIDER       Upon adding the rider      $25 (one-time fee)
                                     (available only at issue)

PAID-UP INSURANCE OPTION                       N/A                              None

CHANGING NET PAYMENT ALLOCATION      Upon changing              Currently there is no charge. Any future
                                     allocations of Net         charge is guaranteed not to exceed $25.
                                     Payments

CHANGING MONTHLY DEDUCTION           Upon changing allocation   Currently there is no charge. Any future
   ALLOCATION                        of the Monthly Deduction   charge is guaranteed not to exceed $25.

PROVIDING A PROJECTION OF VALUES(3)  Upon requesting a          Currently there is no charge. Any future
                                     projection of values       charge is guaranteed not to exceed $25.


-----------------------------
(1) SURRENDER CHARGES--At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount. The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b), where (a) is a DEFERRED ADMINISTRATIVE CHARGE, and
     (b) is a DEFERRED SALES CHARGE. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Premium Payments in the chronological order in which they were received.

     The DEFERRED ADMINISTRATIVE CHARGE is $8.50 per thousand dollars of the initial Face Amount or of an increase in the Face Amount. The charge is designed to reimburse the Company for administrative costs associated with product research and development, underwriting, Policy administration, decreasing the Face Amount, and surrendering a Policy. Because the maximum surrender charge reduces by 0.5% or more per month (depending on issue
     Age) after the 40th Policy month from the Date of Issue or the effective date of an increase in the Face Amount, in certain situations some or all of the deferred administrative charge may not be assessed upon surrender of the Policy.

     The DEFERRED SALES CHARGE is equal to 49% of premiums received up to a maximum number of Guideline Annual Premiums that vary by issue Age. This maximum number varies from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85). In accordance with state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount. The deferred sales charge varies based on individual characteristics (sexes, issue ages and underwriting classes) of the Insureds. Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, the minimum is $7.68 (for a Female Standard Smoker Age 0) and the maximum is $38.25 (for a Male Standard Smoker Age 53) per $1000 of Face Amount.

     The surrender charge shown in the table may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the front cover of this Prospectus or contact your agent.

(2) PARTIAL WITHDRAWALS--The Company will reduce the amount of the Policy's outstanding Surrender Charge by the amount of the Partial Withdrawal Charge. If no Surrender Charges apply to the Policy at the time of a withdrawal, no partial withdrawal charge will apply to that withdrawal.

(3) PROVIDING A PROJECTION OF VALUES--You may request a free personalized illustration of death benefits, cash surrender values and cash values once annually. The Company may in its discretion provide additional personalized illustrations upon request. We currently do not charge for personal illustrations, but we reserve the right to charge a fee, not to exceed $25, if you request more than one illustration annually.

                                    * * *

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FUND FEES AND EXPENSES. THE SEPARATE ACCOUNT MORTALITY AND EXPENSE RISK FEES AND THE SEPARATE ACCOUNT ADMINISTRATIVE CHARGE ARE DEDUCTED FROM THE SEPARATE ACCOUNT ON A DAILY BASIS. ALL OF THE OTHER FEES ARE CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.


             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

CHARGE                                       WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
-------------------------------------    -----------------------------   ----------------------------------------------
COST OF INSURANCE(1)
   Minimum and Maximum                             Monthly               Per $1,000 of original Face Amount, the
      charge                                                             minimum is $0.05 and the maximum is
                                                                         $83.33

   Charge for a representative                     Monthly               Per $1,000 of original Face Amount: a
      Policy owner                                                       representative charge is $0.49 (for a Male
                                                                         Standard Non-Smoker Age 53)

MONTHLY ADMINISTRATIVE FEE                         Monthly               $5.00

SEPARATE ACCOUNT MORTALITY AND                       Daily               Annual rate of 0.65% of Separate
   EXPENSE RISK FEES                                                     Account assets (guaranteed not to
                                                                         exceed 0.90%)

SEPARATE ACCOUNT ADMINISTRATIVE          Daily for the first ten         Annual rate of 0.15% of Separate
   CHARGE                                Policy years                    Account assets (guaranteed not to
                                                                         exceed 0.25%)

MONTHLY CHARGES FOR OPTIONAL                       Monthly               Varies depending upon the optional
   BENEFITS(2)                                                           benefits selected, and by the individual
                                                                         characteristics of the Insureds

OTHER INSURED RIDER
   Minimum and Maximum                             Monthly               Per $1,000 of original Face Amount: the
      charge                                                             minimum is $0.06 and the maximum is
                                                                         $83.33

   Charge for a representative                     Monthly               Per $1,000 of original Face Amount: a
      Policy owner                                                       representative charge is $0.51 (for a Male
                                                                         Standard Non-Smoker Age 53)


CHARGE                            WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED
------------------------------   ------------------------  ------------------------------------------
WAIVER OF PREMIUM RIDER
  Minimum and Maximum                    Monthly           Per $1000 of the monthly benefit, the
     charge                                                minimum is $0.01 and the maximum is
                                                           $187.51

  Charge for a representative            Monthly           Per $1,000 of original Face Amount: a
     Policy owner                                          representative charge is $0.06 (for a Male
                                                           Standard Non-Smoker Age 53)

GUARANTEED INSURABILITY RIDER
  Minimum and Maximum                    Monthly           Per $1,000 of original Face Amount: the
     charge                                                minimum is $0.03 and the maximum is
                                                           $1.71.

  Charge for a representative            Monthly           Per $1,000 of original Face Amount: a
     Policy owner                                          representative charge is $0.77 (for a Male
                                                           Standard Non-Smoker Age 53)

CHILDREN'S INSURANCE RIDER               Monthly           $0.40 per $1000 of benefit

ACCIDENTAL DEATH BENEFIT RIDER
  Minimum and Maximum                    Monthly           Per $1,000 of original Face Amount: the
     charge                                                minimum is $0.07 and the maximum is
                                                           $0.36.

  Charge for a representative            Monthly           Per $1,000 of original Face Amount: a
     Policy owner                                          representative charge is $0.09 (for a Male
                                                           Standard Non-Smoker Age 53)

LOAN INTEREST(3)                 Paid in arrears annually  8% of the loan amount(3)
                                 (accrues daily)

PAID-UP INSURANCE OPTION                   N/A                             None


----------------------------
(1) COST OF INSURANCE--Charges vary based on individual characteristics such as the age, Policy year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate that the guaranteed rate shown in your Policy. We calculate a separate cost of insurance rate for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent. For more information about the calculation of the cost of insurance charges, see CHARGES AND DEDUCTIONS.

     Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum Cost of Insurance Charge is $0.02 (for Female Preferred Non-Smoker Age 25) and the maximum is $83.33 (for a Male Sub-Standard Smoker Rated 500% & $5 Permanent Flat Extra Age 94).

(2) MONTHLY CHARGES FOR OPTIONAL BENEFITS--The charges for these benefits vary depending upon the optional benefits selected, and by the individual characteristics of the Insureds. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent.

     OTHER INSURED RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face
     Amount: the minimum charge is $0.06 and the maximum charge is $83.33.

     GUARANTEED INSURABILITY RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.03 (for Female Preferred Smoker Age 6) and the maximum is $1.71 (for a Male Standard Smoker Age 65).

     ACCIDENTAL DEATH BENEFIT RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.07 (for Female Preferred Smoker Age 5) and the maximum is $0.36 (for a Male Sub-Standard Smoker Rated Age
     65).

(3) POLICY LOANS--Outstanding Policy loans are charged interest at an annual rate of 8.00%, which accrues daily and is payable in arrears. However, as long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.

     PREFERRED LOAN OPTION--A preferred loan option is available under the Policy. After the tenth Policy anniversary the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

                                    * * *

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSED CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

                       ANNUAL FUND OPERATING EXPENSES


The table below shows the minimum and maximum expenses of the year ended December 31, 2018. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.


The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.



TOTAL ANNUAL FUND OPERATING EXPENSES                      MINIMUM                           MAXIMUM
---------------------------------------         ---------------------------       ---------------------------
Expenses that are deducted from Fund              Annual charge of 0.47%            Annual charge of 1.00%
assets, including management fees,              of average daily net assets       of average daily net assets
distribution and/or service (12b-1)
fees and other expenses.



-----------------------------
The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time.

               THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS


WHO IS THE COMPANY?

THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 20 Guest Street, Brighton, MA 02135, Telephone 508-460-2400.

The Company is a life insurance company organized under the laws of Delaware in July 1974. Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company. Prior to December 30, 2005, the Company was an indirect wholly-owned subsidiary of The Hanover Insurance Group ("THG"). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company. Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited.

The Company also originates assets through reinsurance transactions. The Company provides reinsurance solutions to meet the strategic, risk management and capital goals of retirement and life insurance companies. In order to generate reinsurance opportunities, employees supporting this origination channel target over 50 retirement and life insurance companies that management believes may seek to transact in the reinsurance market.

Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se(2), LLC ("se(2)"), 5801 SW 6th Avenue, Topeka, KS, 66636, whereby se(2) provides certain business process outsourcing services with respect to the Contracts. se(2) may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2017, consisted of the following: Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 111 South Wacker Drive, Chicago, IL 60606; DST Systems, Inc. (FANmail/Vision, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Iron Mountain Information Management, LLC (file storage and document destruction) located at 11741 Missouri Bottom Road, Hazelwood, MO 63042; NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back up tapes storage) located at 1540 N.W. Gage Boulevard, No. 6, Topeka, KS 66618; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Road, Suite 100, Omaha, NE 68114; Venio LLC, d/b/a Keane (lost shareholder searches) located at PO Box 1508, Southeastern, PA 19399-1508; and Veritas Documents Solutions, LLC (compliance mailing) located at 913 Commerce Ct., Buffalo Grove, IL 60089.


In addition to se(2), the Company also directly retains Merrill Corporation (regulatory filings, policy print and mailing) located at One Merrill Circle, St. Paul, MN 55108 and Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 111 South Wacker Drive, Chicago, IL 60606.

WHAT IS THE SEPARATE ACCOUNT?

In this prospectus, "Separate Account" refers to the VEL II Account of Commonwealth Annuity. The Separate Account is a separate investment account compromised of Sub-Accounts. Each Sub-Account invests in a corresponding investment portfolio ("Fund") of a management investment company. The assets used to fund the variable portion of the Policy are set aside in the Separate Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company, or the other Sub-Accounts. The Company is obligated to pay all amounts promised under the Policies.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company may also offer other variable life insurance policies investing in the Separate Account, which are not discussed in this Prospectus. In addition the Separate Account may invest in other funds that are not available to the Policies described in this prospectus. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.


WHAT ARE THE FUNDS?

Each Sub-Account invests in a corresponding investment portfolio ("Fund") of an open-end management investment company. The Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Funds is set forth below. Certain Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the premium payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST BY CALLING 1-800-533-7881.


                                                    INVESTMENT                                INVESTMENT
FUNDING OPTION                                   OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------  -------------------------------  ------------------------------------------------

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Health Care Fund--           Seeks long-term growth of        Invesco Advisers, Inc.
   Series I                               capital.


FORETHOUGHT VARIABLE INSURANCE TRUST
Global Atlantic BlackRock                 Seeks to provide total           Global Atlantic Investment Advisors,
   Allocation Portfolio--Class I          return.                          LLC; Sub-advised by BlackRock
                                                                           Investment Management, LLC.


                                                    INVESTMENT                                INVESTMENT
FUNDING OPTION                                   OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------  -------------------------------  ------------------------------------------------
Global Atlantic BlackRock                 Seeks to provide long-           Global Atlantic Investment Advisors,
   Disciplined Core Portfolio--           term capital appreciation.       LLC; Sub-advised by BlackRock
   Class I                                                                 Investment Management, LLC.

Global Atlantic BlackRock                 Seeks to provide long-           Global Atlantic Investment Advisors,
   Disciplined International Core         term capital appreciation.       LLC; Sub-advised by BlackRock
   Portfolio--Class I                                                      Investment Management, LLC.

Global Atlantic BlackRock                 Seeks to provide long-           Global Atlantic Investment Advisors,
   Disciplined Mid Cap Growth             term capital appreciation.       LLC; Sub-advised by BlackRock
   Portfolio--Class II                                                     Investment Management, LLC.

Global Atlantic BlackRock                 Seeks to provide long-           Global Atlantic Investment Advisors,
   Disciplined Value Portfolio--          term capital appreciation.       LLC; Sub-advised by BlackRock
   Class I                                                                 Investment Management, LLC.

Global Atlantic BlackRock High            Seeks to provide total           Global Atlantic Investment Advisors,
   Yield Portfolio--Class I               return.                          LLC; Sub-advised by BlackRock
                                                                           Investment Management, LLC.

Global Atlantic Goldman Sachs             Seeks to provide total           Global Atlantic Investment Advisors,
   Core Fixed Income Portfolio--          return consisting of             LLC; Sub-advised by Goldman Sachs
   Class I                                capital appreciation and         Asset Management, LLC.
                                          income.

Global Atlantic Goldman Sachs             Seeks to provide long-           Global Atlantic Investment Advisors,
   Large Cap Growth Insights              term capital appreciation.       LLC; Sub-advised by Goldman Sachs
   Portfolio--Class II                                                     Asset Management, LLC.

Global Atlantic Goldman Sachs             Seeks to provide long-           Global Atlantic Investment Advisors,
   Mid Cap Value Insights                 term capital appreciation.       LLC; Sub-advised by Goldman Sachs
   Portfolio--Class II                                                     Asset Management, LLC.


GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Equity Index                Seeks to achieve                 Goldman Sachs Asset Management, L.P.
   Fund--Service Shares                   investment results that          Sub-advised by SSgA Funds
                                          correspond to the                Management, Inc.
                                          aggregate price and yield
                                          performance of the
                                          benchmark index that
                                          measures the investment
                                          returns of large
                                          capitalization stocks.


                                                    INVESTMENT                               INVESTMENT
FUNDING OPTION                                   OBJECTIVE SUMMARY                       ADVISER/SUB-ADVISER
---------------------------------------   ------------------------------  -----------------------------------------------
Goldman Sachs Government                  Seeks to maximize current       Goldman Sachs Asset Management, L.P.
   Money Market Fund--Service             income to the extent
   Shares                                 consistent with the
                                          preservation of capital
                                          and the maintenance of
                                          liquidity by investing
                                          exclusively in high quality
                                          money market
                                          instruments.

Goldman Sachs High Quality                Seeks to provide a high         Goldman Sachs Asset Management, L.P.
   Floating Rate Fund--Service            level of current income,
   Shares                                 consistent with low
                                          volatility of principal.


                                    * * *

PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs Government Money Market Sub-Account until the Fund is liquidated.

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

      - Effective date of the change in the investment policy OR

      - Receipt of the notice of your right to transfer.

                                 THE POLICY

As of the date of this Prospectus, the Company has ceased issuing new Policies. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Policyowners. The Policy together with its attached application constitutes the entire agreement between you and the Company.


HOW DO I COMMUNICATE WITH THE COMPANY?

You may contact us at the address or telephone number shown on the cover of this Prospectus or by contacting your agent.


EFFECTIVE DATE OF TRANSACTIONS

Once your Policy is in force, the effective date of payments, forms and requests you send is usually determined by the day and time we receive the item in good order at the mailing address that appears in this Prospectus. "Good order" means that we have received all information, letters, forms or other documents, completed to our satisfaction, which we believe are necessary to process the transaction. Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in good order before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request after the close of business on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

Other forms, notices and requests are normally effective on the day that we receive them in good order, unless the transaction is scheduled to occur on another business day. Assignments, change of owner and change of beneficiary forms are effective as of the day you sign the assignment or form, once we receive them in good order.


WRITTEN REQUESTS

Whenever this Prospectus refers to a communication as a "written request," it means in writing, in form and substance reasonably satisfactory to us, and received at the mailing address indicated on the cover of this Prospectus. We will process the transaction when the written request is received in good order. For some transactions, including assignments, loans, withdrawals, and surrender of the Policy, we require you to use Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain Company forms at our Company web site: https://cwannuity.se2.com.


TELEPHONE REQUESTS

You have the privilege to make telephone requests. The Company and our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

We cannot guarantee that you will always be able to reach us to complete a telephone transaction. We reserve the right to modify or discontinue the privilege to make requests by telephone at any time without prior notice. Under these circumstances, you should submit your request in writing or other form acceptable to us.

HOW DO I APPLY FOR A POLICY?

The Company is not currently issuing new Policies. The following is provided as general information concerning the Company's procedures for issuing policies.

Upon receipt at its Service Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Service Office. If a Policy is not issued, the premiums will be returned to you without interest.

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one minimum monthly payment for the Policy as applied for, the Company will provide conditional insurance, subject to the terms of the Conditional Insurance Agreement. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.


CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?

Yes. The Policy provides for an initial "Free-Look" period. You may cancel the Policy by mailing or delivering the Policy to the Service Office or an agent of the Company on or before the latest of:

      - 45 days after the application for the Policy is signed, or

      - 10 days after you receive the Policy (or longer if required by state law), or

      - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you; or

      - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, plus

(2)   the value of the amounts allocated to the Separate Account, plus

(3)   any fees or charges imposed on the amounts allocated to the Separate
      Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.


FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of:

      - 45 days after the application for the increase is signed, or

      - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

      - 10 days after the Company mails or delivers a Notice of Withdrawal Rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.


IS THERE A PAID-UP INSURANCE OPTION?

Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount that the Surrender Value of the Policy can purchase for a net single premium at the Insured's Age and Underwriting Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Table B for unisex Policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.


IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:

      - As described above, the paid-up insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

      - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the written request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

      - The Policyowner may not make further premium payments.

      - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

      - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may make Policy loans or surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insured's attained age. The net cash value is the cash value less any outstanding loans.


DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?

Yes. The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Internal Revenue Code of 1986 (the "Code"), accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

HOW DO I MAKE PAYMENTS?

Payments are payable to the Company, and may be mailed to the Service Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Service Office. Payments received before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be credited to the Variable Account or the Fixed Account as of the end of that day. If we receive your payment after the close of business on a business day, your payment or request will be effective as of the end of the next business day.


PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums will not itself cause the Policy to lapse. However, if the optional Guaranteed Death Benefit rider is in effect, certain minimum premium payment tests must be met.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted each month from your checking account, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under this procedure is $50.

Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse.


MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

      - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

      - Debt does not exceed Policy Value less surrender charges, then

      - the Policy is guaranteed not to lapse during that period.


EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy, which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums that shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules.

Notwithstanding the current maximum premium limitations, however, the Company will accept a premium that is needed in order to prevent a lapse of the Policy during a Policy year.


HOW DO I ALLOCATE MY NET PAYMENTS?

The Net Premium equals the premium paid less the 3.50% tax expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount that may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.


FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums by written or telephone request. An allocation change will be effective as of the date of receipt of the request in good order at the Service Office.


INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience. You bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners should periodically review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.


CAN I MAKE TRANSFERS?

Yes. Subject to the Company's then current rules, you may transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred. If we receive a transfer request after the close of business (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange, if earlier), it will be effected at the end of the next business day.


IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?

Yes. The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

      - the minimum or maximum amount that may be transferred,

      - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

      - the minimum period of time between transfers, and

      - the maximum number of transfers in a period.

If you request a transfer from a Sub-Account that is higher than your Policy Value in the Sub-Account on the valuation date for the transfer request (for example, if you request a transfer of $100 from a Sub-Account and the Policy Value in the Sub-Account is only $98 on the valuation date), we will transfer all of the Policy Value in the Sub-Account.

Currently, transfers to and from the General Account are permitted only if:

      - There has been at least a 90-day period since the last transfer from the General Account, and

      - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

Currently, the first 12 transfers in a Policy year will be free of a transfer charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. Any transfers made with


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
respect to a conversion privilege, Policy loan or material change in investment Policy will not count towards the 12 free transfers.

These rules are subject to change by the Company.


ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect an Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

      - the investment objectives and/or size of the Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Policy Owners. We will also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. In certain states, the Disruptive Trading Procedures apply dollar or percentage limitations, rather than restrictions on the number of transfers. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Funds.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

We apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.


IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?

Yes. You may have automatic transfers of at least $100 a month made on a periodic basis:

      - from the Sub-Accounts which invest in the Goldman Sachs Government Money Market Fund and Goldman Sachs Government Income Fund, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

      - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

If the policy goes into a grace period (see WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY? under TERMINATION AND REINSTATEMENT), automatic Dollar Cost Averaging and Automatic Account Rebalancing transactions are suspended. If you make sufficient payments to keep the policy in force, Dollar Cost Averaging and Automatic Account Rebalancing will resume with the next scheduled automatic transaction.


CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

      - Cancel your Policy under its right-to-examine provision

      - Transfer your ownership to someone else

      - Change the beneficiary



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
      - Change the allocation of payments, with no tax consequences under current law

      - Make transfers of Policy Value among the funds

      - Adjust the death benefit by increasing or decreasing the Face Amount

      - Add or remove certain optional insurance benefits


HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Service Office or, if Evidence of Insurability is required, the date of approval of the request.


INCREASES IN THE FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insured also is required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount generally will affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge also will be calculated for the increase.

After increasing the Face Amount, you will have the right (1) during a Free-Look Period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy, and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. A refund of charges which would not have been deducted but for the increase will be made at your request.


DECREASES IN THE FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $10,000. The Face Amount in force after any decrease may not be less than $50,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS Rules, the decrease may be limited or Policy Value may be returned to the Policyowner (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

      - the Face Amount provided by the most recent increase;

      - the next most recent increases successively; and

      - the initial Face Amount.



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
This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted.


CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance Policy to you. The new Policy will have the same Face Amount, Issue Age, Dates of Issue, and Premium Class as the original Policy.


CAN I MAKE POLICY LOANS?

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. While a loan is outstanding, you may continue to make Premium Payments into the Policy.

In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

You must use Company forms to request a loan. You may obtain a Company loan form by calling 1-800-533-7881. You may also obtain a Company loan form at our Company web site, https://cwannuity.se2.com.

The loan amount normally will be paid within seven days after the Company receives the written loan request on a Company loan form at the Service Office, but the Company may delay payments under certain circumstances.

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account as security for the loan, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

The Policy loan rights of Policyowners who are participants under Section 403(b) plans are restricted.


LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year. NO ADDITIONAL INTEREST WILL BE CREDITED TO SUCH POLICY VALUE.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon written request. It may be revoked by you at any time. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans, which may be treated as a taxable distribution from the Policy. Consult a qualified tax adviser. THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.


LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will the transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.


REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value.


EFFECT OF POLICY LOANS

Policy loans may be repaid at any time prior to the lapse of the Policy. However, because Policy loans do not participate in the investment experience of the Separate Account, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds, whether or not the loan is repaid. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account that is security for the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the Insured or surrender. ALLOWING THE POLICY TO LAPSE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES; PLEASE CONSULT A QUALIFIED TAX
ADVISOR.


ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION WITH A TSA
PLAN?

If your Policy was issued in connection with a TSA plan, Policy loans are permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code

Section 72(p), the TSA plan may become disqualified and Policy Values may be includible in your current income. Policy loans must meet the following additional requirements:

      - Loans must be repaid within five years, except when the loan is used to acquire any dwelling unit which within a reasonable time is to be used as the Policy owner's principal residence.

      - All Policy loans must be amortized on a level basis with loan repayments being made not less frequently than quarterly.

      - The sum of all outstanding loan balances for all loans from all of your TSA plans may not exceed the lesser of:

           - $50,000 reduced by the excess (if any) of the highest outstanding balance of loans from all of the Policy owner's TSA plans during the one-year period preceding the date of the loan, minus the outstanding balance of loans from the Policy owner's TSA plans on the date on which such loan was made;

                                     OR

           - 50% of the Policy owner's non-forfeitable accrued benefit in all of his/her TSA plans, but not less than $10,000.

A QUALIFIED TAX ADVISER SHOULD BE CONSULTED BEFORE REQUESTING A POLICY LOAN IN CONNECTION WITH A TSA PLAN.


CAN I SURRENDER THE POLICY?

Yes. You may surrender the Policy and receive its Surrender Value. You must use Company forms to surrender the Policy. You may obtain a Company surrender form by calling 1-800-533-7881. The Surrender Value will be calculated as of the Valuation Date on which the Policy and completed surrender forms are received in good order at the Service Office.

The Surrender Value is equal to:

      - the Policy Value, MINUS

      - any Debt and applicable surrender charges.

A surrender charge is calculated upon issuance of the Policy and from the effective date of any increase in the Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The proceeds on surrender may be paid in a single lump sum or under one of the payment options. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described under OTHER INFORMATION--CAN THE COMPANY DELAY PAYMENTS TO ME?

The surrender rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.


CAN I MAKE PARTIAL WITHDRAWALS?

Yes. Any time after the first Policy year, you may withdraw a portion of the Surrender Value of your Policy, subject to the limits stated below. You must use Company forms to request a withdrawal. You may obtain a Company withdrawal form by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com. The written request on a Company withdrawal form must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500.

Under Sum Insured Option 1, the Face Amount is reduced by the amount of the withdrawal, and a withdrawal will not be allowed if it would reduce the Face Amount below $40,000. See THE DEATH BENEFIT.

A withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge. Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances.

The withdrawal rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted. For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.


WHAT IS THE POLICY VALUE?

The Policy Value is the total amount available for investment, and is equal to the sum of:

      - your accumulation in the General Account, plus

      - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect the frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.


CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account) less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

      - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; plus

      - the value in the General Account (including any amounts transferred to the General Account as collateral with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.


NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number determined by the following formula:

       (1)  divided by (2) minus 3, where:

            (1)  is:

                 - the net asset value per share of the Fund held in the
                   Subaccount as of the end of the current Valuation Period;
                   plus

                 - the per share amount of any dividend or capital gain
                   distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

                 - a charge or credit for any taxes reserved for the current
                   Valuation Period which we determine have resulted from the investment operations of the Subaccount;

            (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

            (3) is the factor representing asset-based charges (the mortality and expense risk charge, and the administration charge)

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company.



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

                              THE DEATH BENEFIT

As long as the Policy remains in force (see TERMINATION AND REINSTATEMENT), upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. See OTHER INFORMATION--CAN THE COMPANY DELAY PAYMENTS TO ME? The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See THE DEATH BENEFIT--WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

      - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

      - any additional insurance on the Insured's life that is provided by rider; minus

      - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.


WHAT ARE THE SUM INSURED OPTIONS?

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.


GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.


                     GUIDELINE MINIMUM SUM INSURED TABLE


                                                                            PERCENTAGE OF
         AGE OF INSURED ON DATE OF DEATH                                    POLICY VALUE
         -----------------------------------------------------------------  -------------
         40 and under.....................................................      250%
         45...............................................................      215%
         50...............................................................      185%
         55...............................................................      150%
         60...............................................................      130%
         65...............................................................      120%
         70...............................................................      115%
         75...............................................................      105%


                                                                            PERCENTAGE OF
         AGE OF INSURED ON DATE OF DEATH                                    POLICY VALUE
         ----------------------------------------------------------------  --------------
         80..............................................................       105%
         85..............................................................       105%
         90..............................................................       105%
         95 and above....................................................       100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS--WHAT IS THE MONTHLY DEDUCTION?

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.


CAN I CHANGE THE SUM INSURED OPTION?

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Service Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.


CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS--WHAT IS THE MONTHLY DEDUCTION?


CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS Rules. In such event, the Company will pay the excess to the Policyowner.


IS A GUARANTEED DEATH BENEFIT AVAILABLE?

Yes. An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this rider is in effect, the Company:

      - guarantees that your Policy will not lapse regardless of the investment performance of the Separate Account and

      - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 is deducted from Policy Value when the Rider is elected. Certain transactions, including Policy Loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the rider. If this rider is terminated, it cannot be reinstated.


GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

2.    On each Policy anniversary, (a) must exceed (b), where, since the Date of
      Issue:

      (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and debt which is classified as a preferred loan; and

      (b) is the sum of the minimum guaranteed death benefit premiums, as shown on the specifications page of the Policy.


GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the rider is in force. The Death Proceeds will be the greater of:

      - the Face Amount as of the Final Premium Payment Date; or

      - the Policy Value as of the date due proof of death is received by the Company.


TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

      - foreclosure of a Policy Loan; or

      - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above); or any Policy change that results in a negative guideline level premium; or

      - the effective date of a change from Sum Insured Option 2 to Sum Insured Option I, if such change occurs within 5 Policy years of the Final Premium Payment Date; or

      - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.


WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

During the Insured's lifetime, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. These choices also are available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future.

If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the Insured's death, select one or more of the payment options if no payments have yet been made.

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of:

      - The rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policy, or

      - The rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

      Option A:    PAYMENTS FOR A SPECIFIED NUMBER OF YEARS.    The Company
                   will make equal payments for any selected number of years
                   (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

      Option B:    LIFETIME MONTHLY PAYMENTS.    Payments are based on the
                   payee's age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

                   (1) upon the death of the payee, with no further payments due (Life Annuity), or

                   (2) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund), or

                   (3) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

      Option C:    INTEREST PAYMENTS.    The Company will pay interest at a
                   rate determined by the Company each year, but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn.
                   However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

      Option D:    PAYMENTS FOR A SPECIFIED AMOUNT.    Payments will be made
                   until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year, but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

      Option E:    LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES.    One of three
                   variations may be chosen. The greater the percentage amount provided to the surviving payee, the lower the amount of the original payment to the first payee. After the death of one payee, payments will continue to the survivor:

                   (1)  in the same amount as the original amount; or

                   (2)  in an amount equal to 2/3 of the original amount; or

                   (3)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.


SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Owner and/or the Beneficiary provisions of your Policy, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B(3) for the attained age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such age and amount.

You may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when the Death Proceeds become payable, the payee may reserve the right to change to any other option at a later date. The payee who elects to change options must also be a payee under the new option.


ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.


RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or
E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option. A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.


PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.

The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                        TERMINATION AND REINSTATEMENT


WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b)   the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

During the grace period, automatic Dollar Cost Averaging ("DCA") and Automatic Account Rebalancing ("AAR") transactions are suspended. If you make sufficient payments to keep the policy in force, DCA and AAR will resume with the next scheduled automatic transaction.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

ALLOWING THE POLICY TO TERMINATE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES; PLEASE CONSULT A QUALIFIED TAX ADVISOR.


LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy Change which may cause a change in the amount of the Minimum Monthly Factor is a change in the Face Amount or the deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.


WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?

If the Policy has not been surrendered and the Insured is alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the
Company:

      - a written application for reinstatement,

      - Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules, and

      - a premium that, after the deduction of the tax expense charge, is large enough to cover the minimum amount payable, as described below.


MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in A or B. Under A, the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under B, the minimum amount payable is the sum of:

      - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

      - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in B above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.


SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.


POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

      - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Service Office, PLUS

      - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

      - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                           CHARGES AND DEDUCTIONS

The following information repeats and expands upon information contained in SUMMARY OF RISKS AND BENEFITS: FEE TABLES. The charges described below will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.


WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?

Currently, a deduction of 3.50% of premiums for state and local premium taxes and federal taxes imposed for deferred acquisition costs ("DAC taxes") is made from each premium payment. The premium payment, less the tax expense charge, equals the Net Premium. The total charge is a combined state and local premium tax deduction of 2.50% of premiums and a DAC tax deduction of 1% of premiums.

While the premium tax is deducted from each premium payment, some jurisdictions may not impose premium taxes. Premium taxes vary from state to state, ranging from zero to 4.0%, and the 2.50% rate attributable to premiums for state and local premium taxes approximates the average expenses to Commonwealth Annuity associated with the premium taxes. The charge may be higher or lower than the actual premium tax imposed by the applicable jurisdiction. However, Commonwealth Annuity does not expect to make a profit from this charge.

The 1% rate attributable to premiums for DAC taxes approximates the Company's expenses in paying federal taxes for deferred acquisition costs associated with the Policy. The Company reserves the right to increase or decrease the DAC tax charge to reflect changes in the Company's expenses for premium taxes and DAC taxes.


WHAT IS THE MONTHLY DEDUCTION?

Prior to the Final Premium Payment Date, a Monthly Deduction from the Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charge are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also will include a $40 administrative charge for the increase.

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If, however, on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.


COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount, for each subsequent increase in the Face Amount, and for riders. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE--If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount generally will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1 (assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect). In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

INCREASES--If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.


EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured that is required to comply with the Guideline rules. This charge will be calculated by:

      - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

           - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                     OR

           - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount.


COST OF INSURANCE RATES

Cost of insurance rates are based on male, female or a blended unisex rate table, Age and Premium Class of the Insured, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, risk classification and the Incentive Funding Discount, if applicable. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in the Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insured's Age increases. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and Age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age, sex and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into preferred Premium Classes, standard Premium Classes and substandard Premium Classes. In an otherwise identical Policy, an Insured in the preferred Premium Class will have a lower cost of insurance than an Insured in a standard Premium Class who, in turn, will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk.

Premium Classes also are divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for the Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount you request, at a time when the Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if the Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.


MONTHLY ADMINISTRATIVE CHARGE

Prior to the Final Premium Payment Date, a monthly administrative charge of $5 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured's Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.


WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE SEPARATE
ACCOUNT?

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company, and a charge for administrative expenses of the Separate Account.


MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.65% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policy. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges provided in the Policy. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.


ADMINISTRATIVE CHARGE

During the first ten Policy years, the Company assesses a charge on an annual basis of 0.15% of the daily net asset value in each Sub-Account. The charge may be increased or decreased by the Board of Directors of the Company, subject to compliance with applicable state and federal requirements, but it may not exceed 0.25% on an annual basis. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

The Company does not impose the Separate Account administrative charge after the tenth Policy year. On the tenth Policy anniversary, the Company will convert your units in the Sub-Accounts to units that do not reflect the charge. There will be no change in your Policy Value as a result of the conversion, but the number of your units and the corresponding unit values will change.


FUND EXPENSES

Because the Sub-Accounts purchase shares of the Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and statements of additional information of the Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.


HOW IS THE SURRENDER CHARGE CALCULATED?

The Policy provides for a contingent surrender charge. A separate surrender charge is calculated upon the issuance of the Policy and for each increase in the Face Amount. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agents' commissions, advertising and the printing of the prospectus and sales literature.

The duration of the surrender charge is 15 years from the Date of Issue or from the effective date of any increase in the Face Amount for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

(b) is a deferred sales charge of 49% of premiums received, up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by issue Age from 1.660714 (for Ages 0 through 55) to
      0.948980 (for Age 85).

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount. The maximum surrender charge continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on issue
Age) thereafter. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

In accordance with limitations under state insurance regulations, the amount of the Surrender charge will not exceed a specified amount per $1,000 of increase. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge for the increase


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
continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on Age) thereafter.

MAXIMUM SURRENDER CHARGE DURING FIRST TWO POLICY YEARS--If you surrender the Policy during the first two Policy years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, as described above, but the deferred sales charge will not exceed 29% of premiums received, up to one Guideline Annual Premium, plus 9% of premiums received in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums subject to the deferred sales charge.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE--A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 49% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by Age (at the time of increase) from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 80).

REDUCED CHARGE DURING FIRST TWO YEARS FOLLOWING INCREASE--During the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge imposed will be less than the maximum described above. Upon such a surrender, the deferred sales charge will not exceed 29% of premiums associated with the increase, up to one Guideline Annual Premium (for the increase), plus 9% of premiums associated with the increase in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. See HOW IS THE SURRENDER CHARGE CALCULATED? The premiums associated with the increase are determined as described below.

Additional premium payments may not be required to fund a requested increase in the Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of the existing Policy Value to the increase, and to allocate subsequent premium payments between the initial Policy and the increase. For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase, and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See the Statement of Additional Information for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.


POSSIBLE SURRENDER CHARGE ON A FACE AMOUNT DECREASE

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant


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
to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order:

      - the most recent increase;

      - the next most recent increases successively, and

      - the initial Face Amount.

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.


WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?

Partial withdrawals of Surrender Value may be made after the first Policy year. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the Partial Withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal. This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

      - first, the surrender charge for the most recent increase in the Face Amount;

      - second, the surrender charge for the next most recent increases successively;

      - last, the surrender charge for the initial Face Amount.


WHAT ARE THE TRANSFER CHARGES?

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year.

You may have automatic transfers of at least $100 a month made on a periodic basis:

      - from the Sub-Accounts which invest in the Goldman Sachs Government Money Market Fund and Goldman Sachs Government Income Fund to one or more of the other Sub-Accounts; or

      - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year.


WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?

For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.


ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?

The Company reserves the right to impose a charge guaranteed not to exceed $25, for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values.


DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application was within the following class of individuals:


      All employees and directors of the Company and its affiliates and subsidiaries, all employees and registered representatives of any broker-dealer that had entered into a sales agreement with the Company, Global Atlantic Distributors, LLC or the former Principal Underwriter, Security Distributors, Inc., to sell the Policies, and any spouses of the above persons or any children of the above persons.





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

                         FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they currently are interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.


HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on this, no charge is made for federal income taxes which may be attributable to the Separate Account.

Periodically, the Company will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company ultimately is determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company also may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.


HOW ARE THE POLICIES TAXED?

The Company believes that the Policy described in this Prospectus will be considered a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on premiums and the relationship of the Policy Value to the Insurance Amount at Risk. IF A POLICY QUALIFIES AS LIFE INSURANCE UNDER SECTION 7702 OF THE CODE, (1) THE DEATH PROCEEDS ARE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY, AND (2) ANY INCREASE IN THE POLICY VALUE IS NOT TAXABLE UNTIL RECEIVED BY THE POLICYOWNER OR THE POLICYOWNER'S DESIGNEE. HOWEVER, IF A POLICY FAILS TO QUALIFY AS LIFE INSURANCE UNDER SECTION 7702, THE POLICY WILL NOT provide most of the tax advantages normally provided by life insurance. The Company reserves the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. Also see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding or assignment of the Policy may have tax consequences. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premiums paid for the Policy minus


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
any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

If the Death Benefit is not received in a lump sum but is instead applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

      - change beneficiaries,

      - assign the Policy,

      - revoke an assignment,

      - pledge the Policy, or

      - obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. Similarly, if you are not the Owner but possess any incidents of ownership over a policy under which you are the Insured, the Death Benefit will be included in your gross estate if you relinquish the incidents of ownerships within the three-year period ending on the Insured's death. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor. In certain circumstances, we may be required to withhold a portion of the Death Benefit to pay generation-skipping transfer taxes.

THE POTENTIAL APPLICATION OF THESE TAXES UNDERSCORES THE IMPORTANCE OF SEEKING GUIDANCE FROM A QUALIFIED ADVISER TO HELP ENSURE THAT YOUR ESTATE PLAN ADEQUATELY ADDRESSES YOUR NEEDS AND THOSE OF YOUR BENEFICIARIES UNDER ALL POSSIBLE SCENARIOS.

BEGINNING IN 2013, A 3.8% TAX MAY BE APPLIED TO SOME OR ALL OF THE TAXABLE PORTION OF SOME DISTRIBUTIONS (SUCH AS PAYMENTS UNDER CERTAIN SETTLEMENT OPTIONS) FROM LIFE INSURANCE CONTRACTS TO INDIVIDUALS WHOSE INCOME EXCEEDS CERTAIN THRESHOLD AMOUNTS ($200,000 FOR FILING SINGLE, $250,000 FOR MARRIED FILING JOINTLY AND $125,000 FOR MARRIED FILING SEPARATELY.) PLEASE CONSULT A TAX ADVISOR FOR MORE INFORMATION.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer- owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of the new legislation to the proposed purchase.

A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Pursuant to section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance policy will generally be limited to the premiums paid for such policy (although certain exceptions may apply in specific circumstances). An employer-owned life insurance policy is a life insurance policy owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such policy. It is the employer's responsibility to verify the eligibility of the intended Insured under employer-owned life insurance policies and to provide the notices and obtain the consents required by section 101(j). A tax adviser should be consulted by anyone considering the purchase of an employer-owned life insurance policy.

Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.


HOW ARE POLICY LOANS TAXED?

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. No tax deduction for interest is allowed on Policy loans exceeding $50,000 in the aggregate, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

Allowing the Policy to lapse with a loan outstanding may have significant tax consequences; please consult with a qualified tax advisor.



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

POLICIES ISSUED IN CONNECTION WITH TSA PLANS

The Policies issued before September 24, 2007 may be held in connection with tax-sheltered annuity plans ("TSA Plans") of certain public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under TSA Plans are excludable from the gross income of such employees, to the extent that the aggregate purchase payments in any year do not exceed the maximum contribution permitted under the Code. The Company has received a Private Letter Ruling with respect to the status of the Policies as providing "incidental life insurance" when issued in connection with TSA Plans. In the Private Letter Ruling, the IRS has taken the position that the purchase of a life insurance Policy by the employer as part of a TSA Plan will not violate the "incidental benefit" rule applicable under Section 403(b). The Private Letter Ruling also stated that the use of current or accumulated contributions to purchase a life insurance Policy will not result in current taxation of the premium payments for the life insurance Policy, except for the current cost of the life insurance protection.

A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship, a Policyowner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Policy loans are generally permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code
Section 72(p), the Policyowner's TSA plan may become disqualified and Policy values may be includible in current income.


WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?

The Technical and Miscellaneous Revenue Act of 1988 ("the 1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. A life insurance policy is treated as a modified endowment contract under Section 7702A of the Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay test" of Section 7702A. In addition, a policy is treated as a Modified Endowment Contract if it is received in exchange for a modified endowment contract in a tax-free transaction. The Policy would fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years (or within seven years of a "material change" in the Policy) exceed the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced during the first seven Policy years (or within 7 years of a "material change" in the Policy) during the life of the Policy, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. Please consult your tax adviser.

All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Policy Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.



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
If the Policy is considered a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. However, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by the Policyowner directly or indirectly (including loans, withdrawals, surrenders, or the assignment or pledge of any portion of the Policy Value) will be includible in gross income to the extent that the Cash Surrender Value of the Policy exceeds the Policyowner's investment in the Policy. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. If a Policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract may be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be classified permanently as a modified endowment contract.


ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.


ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF PUERTO RICO SUBJECT TO UNITED STATES FEDERAL INCOME TAX?

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENT ALIENS AND FOREIGN CORPORATIONS SUBJECT TO UNITED STATES FEDERAL INCOME TAX?

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. ADDITIONAL WITHHOLDING MAY OCCUR WITH RESPECT TO ENTITY PURCHASERS (INCLUDING FOREIGN CORPORATIONS, PARTNERSHIPS, AND TRUSTS) THAT ARE NOT U.S. RESIDENTS. Policy owners that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.


ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES?

If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.



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

WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE ACCOUNT?

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Policy for tax purposes. Although the Company does not have control over the investments of the Funds, the Company believes that the Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements.


CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT ASSETS FOR TAX
PURPOSES?

The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. WHILE WE BELIEVE THAT THE POLICY DOES NOT GIVE POLICYOWNERS INVESTMENT CONTROL OVER SEPARATE ACCOUNT ASSETS, THESE differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be currently includible in your gross income. Under the circumstances, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However we make no guarantee that such modification to the Policy will be successful.


CAN CHANGES IN TAX LAW AFFECT THE POLICY?

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.




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

                              OTHER INFORMATION


ARE THERE OTHER IMPORTANT POLICY PROVISIONS?

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations and insurance regulatory agencies in those states.


POLICYOWNER

The Policyowner is the Insured unless another Policyowner has been named in the application for the Policy. The Policyowner generally is entitled to exercise all rights under the Policy while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured is required whenever the Face Amount of insurance is increased.


BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless otherwise requested.


INCONTESTABILITY

The Company will not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the Insured's lifetime for two years from its effective date.


SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, and less any outstanding Debt and any partial withdrawals. If the Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.


AGE AND SEX

If the Insured's Age or sex as stated in the application for the Policy is not correct, benefits under the Policy will be adjusted to reflect the correct Age and sex, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age and sex. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured. In the case of a Policy issued on a unisex basis, this provision as it relates to misstatement of sex does not apply.


ASSIGNMENT

To the extent required by state law, the Policyowner may assign the Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to


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
make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Service Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.


CAN THE COMPANY DELAY PAYMENTS TO ME?

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Policy loan and transfers, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.


DO I HAVE ANY VOTING RIGHTS?

To the extent required by law, the Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policy, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions which have been received by the Company. The Company also will vote shares held in the Separate Account that it owns and which are not attributable to the Policy in the same proportion.

The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, the Company may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Policyowners.


WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?

The Company will maintain the records relating to the Separate Account. Statements of significant transactions (such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan


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
amount by you, loan repayments, lapse, termination for any reason, and reinstatement) will be sent to you promptly. In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Funds as required by the 1940 Act.

An annual statement also will be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It also will set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s).

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.


ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE SEPARATE ACCOUNT?

Currently, there are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      - the Separate Account; or

      - the ability of the principal underwriter to perform its contract with the Separate Account; or

      - our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

In connection with the process of converting over 500,000 in-force life insurance policies (representing policies for the Company's subsidiaries First Allmerica Life Insurance Company and Accordia Life Insurance Company) from systems managed by Athene Holdings Limited to the platform of one of our third party service providers DXC, ("the Conversion") the Company's subsidiaries expect to incur a variety of litigation-related costs. The Company's subsidiaries have received formal and informal inquiries from state regulators concerning policyholder complaints and possible violations of state insurance laws, which may result in fines, monetary settlements or proceedings. The Company's subsidiaries have also received an indemnification notice related to regulatory matters and also have been named in lawsuits involving conversion-related issues and may face additional filed or threatened claims, including from policyholders or agents. Although the ultimate legal and financial responsibility cannot be estimated at this time and the actual future expenditures to address Conversion related matters may be materially different from the amount accrued or reserved, certain liabilities are probable and can be reasonably estimated. Accordingly, Global Atlantic has recorded litigation reserve in its consolidated financial statements.


MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?

The Company reserves the right, subject to applicable law, to close Sub-accounts to new investments or transfers, and to make substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Policyowner and prior approval of the SEC and state insurance authorities, to the extent required by law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares of a new Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new


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
Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.


WHAT IS MIXED AND SHARED FUNDING?

Shares of the Funds of the Trust also are issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the portfolios of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity contract owners.

Although the Company and the Investment Funds currently do not foresee any such disadvantages to either variable life insurance Policyowners or variable annuity contract owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate Funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.


WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE SEPARATE
ACCOUNT?

Financial Statements for the Company and for the Variable Account are included in the Statement of Additional Information. The financial statements of the Company should be considered only as a bearing on our ability to meet our obligations under the Policy. They should not be considered as a bearing on the investment performance of the assets held in the Variable Account.




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

                             THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities law, any amount in the General Account generally is not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.


GENERAL DESCRIPTION

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Policy Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 4%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


GENERAL ACCOUNT VALUES AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will be at an effective annual yield of 4.0% ("Guaranteed Minimum Rate") compounded daily.

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4%, and might not do so. The excess interest rate, if any, in effect on the date a premium is received at the Service Office, however, is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE POLICYOWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to the Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or the Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.




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                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT:    a measure of your interest in a Sub-Account.

AGE:    the Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY:    the person(s) designated by the Policyowner to receive the insurance proceeds upon the death of the Insured.

COMPANY:    Unless otherwise specified, any reference to "We," "our," "us," and
"the Company" refers to Commonwealth Annuity and Life Insurance Company.

DATE OF ISSUE:    the date set forth in the Policy used to determine the
Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS:    Prior to the Final Premium Payment Date, the Death Proceeds
equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at the time of the Insured's death, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. If the rider is in effect, the Death Proceeds will be greater of (a) the Face Amount as of the Final Premium Payment Date or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company.

DEBT:    all unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT:    an acknowledgment, signed by the Policyowner and returned
to the Company's Service Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY:    information, including medical information
satisfactory to the Company, that is used to determine the Insured's Premium Class.

FACE AMOUNT:    the amount of insurance coverage applied for; the Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE:    the Policy anniversary nearest the Insured's
95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. The Net Death Benefit may be different before and after the Final Payment Date. See THE DEATH BENEFIT.

GENERAL ACCOUNT:    all the assets of the Company other than those held in a
separate account.

GUIDELINE ANNUAL PREMIUM:    the annual amount of premium that would be payable
through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table B, Smoker or Non-Smoker, for unisex Policies), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED:    the Guideline Minimum Sum Insured required to
qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by age; it is calculated by multiplying the Policy Value by a percentage determined by the Insured's Age.



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
The percentage factor is a percentage that, when multiplied by the Certificate Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the Insured's attained age, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE under THE DEATH BENEFIT, WHAT ARE THE SUM INSURED OPTIONS?

INSURANCE AMOUNT AT RISK:    the Sum Insured less the Policy Value.

LOAN VALUE:    the maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR:    The Minimum Monthly Factor is a monthly premium
amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

      - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

      - Debt does not exceed Policy Value less surrender charges, then

      - the Policy is guaranteed not to lapse during that period.


EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION:    charges deducted monthly from the Policy Value of a
Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE:    the date on which the Monthly Deduction is deducted
from the Policy Value.

NET PREMIUM:    an amount equal to the premium less a tax expense charge.

POLICY CHANGE:    any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE:    the total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to that Policy.

POLICYOWNER:    the person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS:    the risk classification that the Company assigns the Insured based on the information in the application and any other Evidence of Insurability considered by the Company. The Insured's Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.


PRINCIPAL OFFICE:    the Company's office, located at 20 Guest Street,
Brighton, MA 02135.


PRO-RATA ALLOCATION:    In certain circumstances, you may specify from which
Sub-Account certain deductions will be made or to which Sub-Account the Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account (less Debt) and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.



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
SEPARATE ACCOUNT:    A separate account consists of assets segregated from the
Company's other assets. The investment performance of the assets of each separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct. In this prospectus, Separate Account refers to the VEL II Account of Commonwealth Annuity and Life Insurance Company.

SERVICE OFFICE:    Se(2), LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provide administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place, Topeka, Kansas, 66636, Telephone 1-800-533-7881.

SUB-ACCOUNT:    a division of a Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund.

SUM INSURED:    the amount payable upon the death of the Insured, before the
Final Premium Payment Date, prior to deductions for Debt outstanding at the time of the Insured's death, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but always will be at least equal to the Face Amount.

SURRENDER VALUE:    the amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

VALUATION DATE:    a day on which the net asset value of the shares of any of the Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

VEL II ACCOUNT:    a separate account of the Company.

WRITTEN REQUEST:    a request in writing, by the Policyowner, satisfactory to
the Company.

YOU OR YOUR:    the Policyowner, as shown in the application or the latest change filed with the Company.

THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE SAI IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-533-7881.

IF YOU OWN A POLICY AND WOULD LIKE MORE INFORMATION OR WOULD LIKE TO REQUEST A PERSONALIZED ILLUSTRATION OF DEATH BENEFITS, CASH SURRENDER VALUES AND CASH VALUES, YOU MAY CALL TOLL FREE 1-800-533-7881.

ALL CORRESPONDENCE MAY BE MAILED TO: COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. PO BOX 758554, TOPEKA, KS 66675

INFORMATION ABOUT THE VEL II ACCOUNT (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE VEL II ACCOUNT ARE AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.



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

                                 VEL II ACCOUNT

                                       OF

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2019 ("THE PROSPECTUS") FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES FUNDED BY THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE PROSPECTUS MAY BE OBTAINED FROM CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, P.O. BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                               DATED MAY 1, 2019



Commonwealth Annuity VEL II Account

                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                              3

SERVICES                                                                     3

     SERVICE PROVIDERS                                                       3

     OTHER SERVICE ARRANGEMENTS                                              4

UNDERWRITERS AND DISTRIBUTION                                                4

MORE INFORMATION ABOUT DEATH BENEFITS                                        5

     GUIDELINE MINIMUM SUM INSURED                                           5

     DEATH PROCEEDS                                                          6

     EXAMPLES OF SUM INSURED OPTIONS                                         7

     CHANGING BETWEEN SUM INSURED OPTIONS                                    8

ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS                          9

     WAIVER OR REDUCTION OF CHARGES                                          9

     CALCULATION OF MAXIMUM SURRENDER CHARGES                                9

PERFORMANCE INFORMATION                                                     13

     OTHER PERFORMANCE INFORMATION                                          13

EXPERTS                                                                     14

FINANCIAL STATEMENTS                                                        15

FINANCIAL STATEMENTS FOR COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY AND THE VEL II SEPARATE ACCOUNT                                    F-1

                        GENERAL INFORMATION AND HISTORY

The principal office (the "Principal Office") of Commonwealth Annuity and Life Insurance Company (the "Company") is located at 20 Guest Street, Brighton, MA 02135, Telephone 508-460-2400. The Company is a life insurance company originally organized under the laws of Delaware in July 1974, and re-domiciled to Massachusetts effective December 31, 2002. Originally known as American Variable Annuity Life Assurance Company, the Company changed its name to SMA Life Assurance Company in 1982, and then changed its name to Allmerica Financial Life Insurance and Annuity Company in 1995. Effective September 1, 2006 the Company adopted its present name.

Prior to December 30, 2005, the Company was an indirect wholly owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, a subsidiary of Global Atlantic Financial Life Limited, which in turn is a wholly-owned subsidiary of Global Atlantic Financial Group Limited ("Global Atlantic"). Effective January 2, 2014, Forethought Services LLC acquired ownership of 79% of the shares of the Company. Forethought Services LLC is a wholly-owned subsidiary of Forethought Financial Group, Inc., which in turn is a wholly-owned subsidiary of Global Atlantic (Fin) Company. The registered office of Global Atlantic is located at Appleby Services (Bermuda) Ltd., Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda.


The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 21% of the ordinary shares of GAFG andthird party investors, individuals and employees, none of whom own more than 9.9%, own the remaining approximately 78% of ordinary shares.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Global Atlantic, and terminate the sooner of 2018 or at such time as Goldman Sachs owns less than 10% of the outstanding voting securities of Global Atlantic. These assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.

The VEL II Account of Commonwealth Annuity and Life Insurance Company (the "Variable Account") is a separate investment account established on February 2, 1993. It meets the definition of "separate account" under federal securities laws, and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Companies. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. Commonwealth Annuity serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. The Company's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 101 Seaport Boulevard, Boston, MA 02210.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Commonwealth Annuity has retained se2, LLC, an affiliate of Security Distributors, Inc., to provide administrative, accounting, mail room and lockbox services and other services to the Company. The principal administrative offices of se2, LLC are located at One Security Benefit, Topeka, Kansas.

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our principal underwriter, Global Atlantic Distributors LLC, ("Global Atlantic") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.22%, and as of the date of this prospectus, we are receiving payments from each Fund's service providers.

Additionally, certain of the Funds make payments to us or Global Atlantic under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to Global Atlantic. Conversely, if the value of the Fund goes down, payments to us or to Global Atlantic would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or Global Atlantic also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

                         UNDERWRITERS AND DISTRIBUTION


Global Atlantic Distributors LLC, a Delaware company located at One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT, 06103 ("Global Atlantic" or "Underwriter") is principal underwriter for the Contracts. Global Atlantic is a corporation organized and existing under the laws of the state of Delaware, and is an indirect wholly-owned subsidiary of Global Atlantic Financial Group Limited. Global Atlantic is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company has effectively ceased issuing new Policies.


The Company pays commissions to registered representatives who sold the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally will not exceed 5.3% of any additional premiums. However, we may pay higher amounts under certain circumstances.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or to the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to the Underwriter for services it performs and expenses it may incur as principal underwriter and general distributor.


The aggregate amounts of commissions paid to Global Atlantic for the years 2016, 2017 and 2018 were $41,575.17, $58,350.77, and $55,186.87, respectively. No commissions were retained by Global Atlantic for sales of all contracts funded by the VEL II Account (including contracts not described in the Prospectus) for the years 2016, 2017 and 2018.


                     MORE INFORMATION ABOUT DEATH BENEFITS

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

                               PERCENTAGE
     AGE OF INSURED                OF
     ON DATE OF DEATH         POLICY VALUE
     --------------------   ----------------
          40 and under                   250%
          45                             215%
          50                             185%
          55                             150%
          60                             130%
          65                             120%
          70                             115%
          75                             105%
          80                             105%
          85                             105%
          90                             105%
          95 and above                   100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid).

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

DEATH PROCEEDS

As long as the Policy remains in force, upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

      - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

      - any additional insurance on the Insured's life that is provided by rider; minus

      - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

EXAMPLES OF SUM INSURED OPTIONS

For the purposes of the following examples, assume that the Insured is under the Age of 40 and that there is no outstanding Debt.

EXAMPLE OF OPTION 1

Under Option 1, the Face Amount of the Policy generally will equal the Sum Insured. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

For example, a Policy with a $50,000 Face Amount will generally have a Sum Insured equal to $50,000. Because the Sum Insured must be equal to or greater than 250% of Policy Value, however, if at any time the Policy Value exceeds $20,000, the Sum Insured will exceed the $50,000 Face Amount. In this example, each additional dollar of Policy Value above $20,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $35,000 will have a Guideline Minimum Sum Insured of $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, so long as Policy Value exceeds $20,000, each dollar taken out of Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $25,000 to $20,000 (because of partial withdrawals, charges or negative investment performance), the Sum Insured will be reduced from $62,500 to $50,000.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were, for example, 50 (rather than between 0 and 40), the applicable percentage would be 185%. The Sum Insured would not exceed the $50,000 Face Amount unless the Policy Value exceeded $27,027 (rather than $20,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $1.85.

EXAMPLE OF OPTION 2

Under Option 2, the Sum Insured is generally equal to the Face Amount of the Policy plus the Policy Value. The Sum Insured under Option 2, however, always will be the greater of:

      -     the Face Amount plus Policy Value; or

      - the Policy Value multiplied by the applicable percentage from the Guideline Minimum Sum Insured Table.

For example, a Policy with a Face Amount of $50,000 and with Policy Value of $5,000 will produce a Sum Insured of $55,000 ($50,000 + $5,000). Policy Value of $10,000 will produce a Sum Insured of $60,000 ($50,000 + $10,000); Policy Value of $25,000 will produce a Sum Insured of $75,000 ($50,000 + $25,000).

According to the Guideline Minimum Sum Insured Table, however, the Sum Insured for the example must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $33,333, 250% of that amount will be the required Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $33,333 will increase the Sum Insured by $2.50. For example, if the Policy Value is $35,000, the Guideline Minimum Sum Insured will be $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, if the Policy Value exceeds $33,333, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $45,000 to $40,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $112,500 to $100,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were 50, the Sum Insured must be at least
1.85 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $50,000 unless the Policy Value exceeded $58,824 (rather than $33,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.85.

CHANGING BETWEEN SUM INSURED OPTIONS

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option.

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to the Policyowner.

              ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS

WAIVER OR REDUCTION OF CHARGES

The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Policies, where the Insured is within the following class of individuals:

      All employees of First Allmerica Financial Life Insurance Company and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.

CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 49% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs) subject to the deferred sales charge that varies by issue Age or Age at time of increase, as applicable:

                                                MAXIMUM
                    APPLICABLE AGE               GAPS
                    ----------------       ----------------
                         0-55                      1.660714
                          56                       1.632245
                          57                       1.603776
                          58                       1.575306
                          59                       1.546837
                          60                       1.518367
                          61                       1.489898
                          62                       1.461429
                          63                       1.432959
                          64                       1.404490
                          65                       1.376020
                          66                       1.347551
                          67                       1.319082
                          68                       1.290612
                          69                       1.262143
                          70                       1.233673
                          71                       1.205204
                          72                       1.176735
                          73                       1.148265
                          74                       1.119796
                          75                       1.091327
                          76                       1.062857
                          77                       1.034388
                          78                       1.005918
                          79                       0.977449
                          80                       0.948980

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level and then grades down according to the following schedule:

AGES

0-50 The maximum surrender charge remains level for the first 40 Policy months, reduces by 0.5% for the next 80 Policy months, then decreases by 1% per month to zero at the end of 180 Policy months (15 Policy years).

51 and above   The maximum surrender charge remains level for 40 Policy months and decreases per month by above the percentages below:

               Age 51 -- 0.78% per month for 128 months

               Age 52 -- 0.86% per month for 116 months

               Age 53 -- 0.96% per month for 104 months

               Age 54 -- 1.09% per month for 92 months

               Age 55 and over -- 1.25% per month for 80 months

The factors used in calculating the maximum surrender charges vary with the issue Age, sex and Premium Class (Smoker) as indicated in the table below:

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

AGE AT
ISSUE OR            MALE           MALE           FEMALE         FEMALE
INCREASE         NONSMOKER        SMOKER        NONSMOKER        SMOKER
-------------  -------------   -------------  -------------  -------------
   0                                    8.63                          7.68
   1                                    8.63                          7.70
   2                                    8.78                          7.81
   3                                    8.94                          7.93
   4                                    9.10                          8.05
   5                                    9.27                          8.18
   6                                    9.46                          8.32
   7                                    9.65                          8.47
   8                                    9.86                          8.62
   9                                   10.08                          8.78
   10                                  10.31                          8.95
   11                                  10.55                          9.13
   12                                  10.81                          9.32
   13                                  11.07                          9.51
   14                                  11.34                          9.71
   15                                  11.62                          9.92
   16                                  11.89                         10.14
   17                                  12.16                         10.36
   18                  10.65           12.44           9.73          10.59
   19                  10.87           12.73           9.93          10.83
   20                  11.10           13.02          10.15          11.09
   21                  11.34           13.33          10.37          11.35
   22                  11.59           13.66          10.60          11.63
   23                  11.85           14.01          10.85          11.92
   24                  12.14           14.38          11.10          12.22
   25                  12.44           14.77          11.37          12.54
   26                  12.75           15.19          11.66          12.88
   27                  13.09           15.64          11.95          13.23
   28                  13.45           16.11          12.26          13.60

AGE AT
ISSUE OR            MALE           MALE           FEMALE         FEMALE
INCREASE         NONSMOKER        SMOKER        NONSMOKER        SMOKER
-------------  -------------   -------------  -------------  -------------
   29                  13.83           16.62          12.59          13.99
   30                  14.23           17.15          12.93          14.40
   31                  14.66           17.72          13.29          14.83
   32                  15.10           18.32          13.67          15.28
   33                  15.58           18.96          14.07          15.75
   34                  16.08           19.63          14.49          16.25
   35                  16.60           20.35          14.93          16.77
   36                  17.16           21.10          15.39          17.33
   37                  17.75           21.89          15.88          17.91
   38                  18.37           22.73          16.39          18.51
   39                  19.02           23.55          16.93          19.15
   40                  19.71           24.28          17.50          19.81
   41                  20.44           25.04          18.09          20.51
   42                  21.20           25.85          18.71          21.23
   43                  22.02           26.71          19.36          21.98
   44                  22.87           27.61          20.04          22.77
   45                  23.61           28.56          20.76          23.56
   46                  24.36           29.57          21.52          24.23
   47                  25.15           30.63          22.33          24.94
   48                  26.00           31.16          23.14          24.69
   49                  26.90           32.95          23.83          26.47
   50                  27.85           34.21          24.57          27.31
   51                  28.87           35.56          25.35          28.18
   52                  29.96           36.99          26.17          29.11
   53                  31.12           38.25          27.05          30.09
   54                  32.56           38.25          27.95          31.12
   55                  33.67           38.25          28.97          32.21
   56                  34.62           38.25          29.65          32.94
   57                  35.61           38.25          30.36          33.70
   58                  36.65           38.25          31.11          34.49
   59                  37.73           38.25          32.74          36.23
   60                  38.25           38.25          32.74          36.23
   61                  38.25           38.25          33.63          37.18
   62                  38.25           38.25          34.57          38.18
   63                  38.25           38.25          35.56          38.25
   64                  38.25           38.25          36.60          38.25
   65                  38.25           38.25          37.68          38.25
   66                  38.25           38.25          38.25          38.25
   67                  38.25           38.25          38.25          38.25
   68                  38.25           38.25          38.25          38.25
   69                  38.25           38.25          38.25          38.25
   70                  38.25           38.25          38.25          38.25
   71                  38.25           38.25          38.25          38.25
   72                  38.25           38.25          38.25          38.25
   73                  38.25           38.25          38.25          38.25
   74                  38.25           38.25          38.25          38.25
   75                  38.25           38.25          38.25          38.25
   76                  38.25           38.25          38.25          38.25
   77                  38.25           38.25          38.25          38.25
   78                  38.25           38.25          38.25          38.25
   79                  38.25           38.25          38.25          38.25
   80                  38.25           38.25          38.25          38.25

EXAMPLES. For the purposes of these examples, assume that a male, Age 35, non-smoker purchases a $100,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $1,118.22. His maximum surrender charge is calculated as follows:

         (a)   Deferred administrative charge                         $   850.00
               ($8.50/$1,000 of Face Amount)

         (b)   Deferred sales charge                                  $   909.95
               (49% X 1.660714 GAPs)

               TOTAL                                                  $ 1,759.95

               Maximum surrender charge per Table (16.60 X 100)       $ 1,660.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

         (a)   Deferred administrative charge                         $   850.00
               ($8.50/$1,000 of Face Amount)

         (b)   Deferred sales charge                                      Varies
               (not to exceed 29% of Premiums received, up to one GAP, plus 9% of premiums received in excess of one GAP, but less than the maximum number of GAPs subject to the deferred sales charge)

                                                              Sum of (a) and (b)

The maximum surrender charge is $1,660. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Policyowner surrenders the Policy in the tenth Policy month, having paid total premiums of $900. The actual surrender charge would be $1,111.

EXAMPLE 2:

Assume the Policyowner surrenders the Policy in the 120th Policy month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month ($8.30 per month in this example.) In this example, the maximum surrender charge would be $996.

The Surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, policy administration and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

                            PERFORMANCE INFORMATION

The Policy was first offered to the public in 1993. The Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence.

The returns in the tables reflect the charges assessed against the Separate Account (e.g., the mortality and expense risk charge and the administration charge) and all charges and expenses of the Underlying Funds. However, the tax expense charge, the charges that vary with each Policy because they are based on certain factors that vary with the individual characteristics of the Insured (e.g., the Monthly Deduction and Surrender Charges), and transaction charges are not reflected in the rates of return shown below. If these charges were deducted, the returns in the Tables would have been significantly lower. The tables do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges.

In each table, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2018. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                         OTHER PERFORMANCE INFORMATION

We may compare performance information for a sub-account in reports and promotional literature to:

      -     Standard & Poor's 500 Composite Stock Price Index (S&P 500)

      -     Dow Jones Industrial Average (DJIA)

      -     Shearson, Lehman Aggregate Bond Index

      - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

      - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

      - Other services, companies, publications or persons, such as Morningstar, Inc., who rank the investment products on performance or other criteria

      -     The Consumer Price Index

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

      - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

      - The advantages and disadvantages of investing in tax-deferred and taxable investments

      -     Customer profiles and hypothetical payment and investment scenarios

      -     Financial management and tax and retirement planning

      - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                                    TABLE I
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2018

                        SINCE INCEPTION OF SUB-ACCOUNTS
            (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE TAX EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICIES, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                        10 YEARS
                                                    SUB-          FOR                   OR SINCE
                                                  ACCOUNT         YEAR                 INCEPTION
                                                 INCEPTION       ENDED        5           OF
                                                   DATE        12/31/18     YEARS     SUB-ACOUNT
                                               -------------  ----------  --------  --------------
Goldman Sachs Equity Index Fund                  01/09/06          -5.63      7.14           11.80
Goldman Sachs High Quality Floating Rate Fund    01/09/06           0.69     -0.12            1.61
Goldman Sachs Government Money Market Fund       01/09/06           0.67     -0.40           -0.58
Invesco V.I. Health Care Fund                     5/1/01            0.09      4.18           10.84


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                    EXPERTS


The financial statements of the Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018, and the financial statements of the VEL II Account of the Company as of December 31, 2018 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its VEL II Separate Account.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 AND 2017 AND FOR THE YEARS ENDED
DECEMBER 31, 2018, 2017 AND 2016 AND SUPPLEMENTAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2018

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

INDEX TO STATUTORY FINANCIAL STATEMENTS

 Report of Independent Auditors                                                    3-4
 Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus       5
 Statutory Statements of Operations                                                  6
 Statutory Statements of Changes in Capital and Surplus                              7
 Statutory Statements of Cash Flows                                                  8
 Notes to Financial Statements - Statutory Basis                                  9-55

 Supplementary Information                                                          56
 Supplemental Schedule of Selected Statutory Basis Financial Data                57-60
 Supplemental Schedule of Investment Risk Interrogatories                        61-65
 Summary Investment Schedule                                                        66

   [PWC_LOGO]

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of Commonwealth Annuity and Life Insurance Company:

We have audited the accompanying statutory financial statements of Commonwealth Annuity and Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the years ended December 31, 2018, 2017, and 2016.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

 PRICEWATERHOUSECOOPERS LLP, 101 SEAPORT BOULEVARD, SUITE 500, BOSTON, MA 02210
 T: (617)530 5000, F: (617) 530 5001, WWW.PWC.COM/US

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years ended December 31, 2018, 2017, and 2016.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years ended December 31, 2018, 2017, and 2016, in accordance with the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of selected statutory basis financial data, supplemental schedule of investment risk interrogatories and summary investment schedule (collectively, the supplemental schedules) of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 9, 2019

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS AS OF DECEMBER 31, 2018 AND 2017

(DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)                                              NOTES           2018           2017
---------------------------------------------------------------------------------  --------------  -------------  -------------
ASSETS
Bonds                                                                                   3,4        $  11,030,397  $   4,892,872
Preferred stocks                                                                        3,4               12,131             --
Affiliated common stock                                                                 3,4            2,384,809      2,231,362
Unaffiliated common stock                                                               3,4               15,051         13,531
Mortgage loans                                                                          3,4            1,448,164        173,862
Other invested assets including receivables for securities                              3,4              550,253        429,223
Cash and short term investments                                                         3,4            1,022,117        329,319
Policy loans                                                                            3,4              284,893        302,207
Derivatives                                                                             3,4               57,470        181,989
                                                                                                   -------------  -------------
   Subtotal, cash and invested assets                                                                 16,805,285      8,554,365
Investment income due and accrued                                                                        125,584         45,827
Premiums due and deferred                                                                8                 3,187          3,536
Reinsurance receivable                                                                                   242,202         86,023
Net deferred tax asset                                                                   6                45,858         58,943
Current federal and foreign tax recoverable                                                                   --         31,265
Other assets                                                                            15                 2,412          8,887
Separate account assets                                                                 17             2,053,948      2,512,672
                                                                                                   -------------  -------------
   Total admitted assets                                                                           $  19,278,476  $  11,301,518
                                                                                                   =============  =============
LIABILITIES
Funds held under reinsurance treaties                                                              $  11,115,935  $   4,119,744
Aggregate reserve for life policies and contracts                                        9             1,944,885      1,210,240
Aggregate reserve for accident and health policies                                                            42             50
Deposit funds and other contract liabilities                                                             761,601        550,087
Claims payable                                                                                             7,495          8,792
Dividends payable to policyholders                                                                           542            574
Interest maintenance reserve                                                                              82,335         71,823
General expenses and commissions payable                                                                   7,073          7,538
Reinsurance payables                                                                                     400,998         95,160
Transfers from separate accounts due or accrued                                                          (32,075)       (44,065)
Taxes, licenses and fees payable                                                                           2,579          1,466
Asset valuation reserve                                                                                   52,671         39,717
Derivative collateral                                                                   3,4                9,900        138,230
Current federal income taxes payable                                                                       8,741             --
Other liabilities                                                                       15                42,240         74,966
Payable to parent, subsidiaries and affiliates, net                                                        8,471         44,276
Separate account liabilities                                                            17             2,053,948      2,512,672
                                                                                                   -------------  -------------
   Total liabilities                                                                               $  16,467,381  $   8,831,270
                                                                                                   -------------  -------------
CAPITAL AND SURPLUS
Common stock, $1,000 par value, 10,000 shares authorized, 2,526 shares issued
   and outstanding                                                                                         2,526          2,526
Paid in surplus                                                                                        1,420,011      1,290,011
Unassigned surplus                                                                                       568,513        557,666
Surplus notes                                                                                            820,000        620,000
Other                                                                                                         45             45
                                                                                                   -------------  -------------
   Total capital and surplus                                                            11             2,811,095      2,470,248
                                                                                                   -------------  -------------
   Total liabilities, capital, and surplus                                                         $  19,278,476  $  11,301,518
                                                                                                   =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

(DOLLARS IN THOUSANDS)                                                 NOTES           2018            2017           2016
-----------------------------------------------------------------  --------------  --------------  -------------  -------------
REVENUE
Premiums and annuity considerations                                                $    1,185,872  $      40,117  $     156,051
Net investment income                                                    4                516,110        582,907        423,850
Amortization of interest maintenance reserve                             4                  9,695         10,381         12,002
Commissions, expense allowances and reserve adjustments on
   reinsurance ceded                                                                      399,697         66,871         80,887
Investment management and administration fees from separate
   accounts                                                                                42,412         40,845         41,209
Policyholder fee income                                                                    39,977         49,848         41,550
Other income                                                            15                (20,200)         6,023         10,560
                                                                                   --------------  -------------  -------------
     Total revenue                                                                 $    2,173,563  $     796,992  $     766,109
BENEFITS AND EXPENSES
Benefits paid or provided for:
   Surrender benefits                                                                     358,448        620,938        289,079
   Annuity payments                                                                       140,777         32,400         36,692
   Death benefits                                                                          52,648         56,812         44,459
   Disability benefits                                                                      1,478          1,481          1,525
   Supplementary contracts                                                                     10             13            792
   Interest and other payments on policy funds                                             15,631          1,879            110
   Change in policy reserves, deposit funds and other contract
     liabilities                                                                          734,637       (505,673)      (179,255)
                                                                                   --------------  -------------  -------------
     Total benefits                                                                     1,303,629        207,850        193,402
Commissions on premiums, annuity considerations and deposit
   liabilities                                                                              5,536          5,645          6,070
Change in loading expenses                                               8                    (87)           (95)          (111)
Commissions and expense allowances on reinsurance assumed                                 426,500         52,723         67,093
General insurance expenses                                                                 91,279         81,105         67,142
Insurance taxes, licenses and fees                                       6                    218          3,955          2,067
Net transfers to/(from) separate accounts                               17                (63,346)       (49,340)        51,062
Change in reserve - modified coinsurance and funds withheld
   adjustment                                                                             438,126         56,663        192,841
                                                                                   --------------  -------------  -------------
     Total benefits and expenses                                                        2,201,855        358,506        579,566
                                                                                   --------------  -------------  -------------
Net income from operations before dividends,federal income taxes
   and realized capital gains                                                             (28,292)       438,486        186,543

Dividends to policyholders                                                                  1,308          1,377          1,561
                                                                                   --------------  -------------  -------------
Net income from operations before federal income taxes and
   realized capital gains                                                                 (29,600)       437,109        184,982
Federal and foreign income tax (benefit)                                 6                 37,185        (71,209)       (46,319)
                                                                                   --------------  -------------  -------------
Net income from operations before realized capital gains                                  (66,785)       508,318        231,301
Net realized capital (losses) / gains, net of tax and transfers
   to interest maintenance reserve                                                         47,619       (258,477)      (126,071)
                                                                                   --------------  -------------  -------------
Net income                                                                         $      (19,166)  $    249,841   $    105,230
                                                                                   ==============  =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL  STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                                                                      TOTAL
                                       COMMON         PAID IN         SURPLUS                        UNASSIGNED      CAPITAL
(DOLLARS IN THOUSANDS)                 STOCK          SURPLUS          NOTES           OTHER          SURPLUS      AND SURPLUS
---------------------------------  --------------  --------------  --------------  --------------  -------------  -------------
Balance at December 31, 2015       $        2,526  $    1,172,648  $      255,000  $           45  $     731,323  $   2,161,542

   Net income                                  --              --              --              --        105,230        105,230
   Change in net unrealized
     capital gains                             --              --              --              --        (21,217)       (21,217)
   Unrealized foreign exchange
     capital loss                              --              --              --              --        (21,674)       (21,674)
   Change in net deferred
     income tax                                --              --              --              --        (36,287)       (36,287)
   Change in non-admitted
     assets                                    --              --              --              --         17,543         17,543
   Change in unauthorized
     reinsurance                               --              --              --              --           (977)          (977)
   Change in asset valuation
     reserve                                   --              --              --              --         (2,440)        (2,440)
   Change as a result of
     reinsurance                               --              --              --              --        (10,604)       (10,604)
   Dividend to stockholders                    --              --              --              --        (35,500)       (35,500)
                                   --------------  --------------  --------------  --------------  -------------  -------------
Balance at December 31, 2016                2,526       1,172,648         255,000              45        725,397      2,155,616

   Net income                                  --              --              --              --        249,841        249,841
   Change in net unrealized
     capital gains                             --              --              --              --       (188,540)      (188,540)
   Unrealized foreign exchange
     capital loss                              --              --              --              --         55,402         55,402
   Change in net deferred
     income tax                                --              --              --              --        (69,175)       (69,175)
   Change in non-admitted
     assets                                    --              --              --              --         (3,983)        (3,983)
   Change in unauthorized
     reinsurance                               --              --              --              --          1,060          1,060
   Change in asset valuation
     reserve                                   --              --              --              --          2,287          2,287
   Capital contribution                        --         117,363              --              --             --        117,363
   Change as a result of
     reinsurance                               --              --              --              --         (9,123)        (9,123)
   Change in surplus note                      --              --         365,000              --             --        365,000
   Dividend to stockholders                    --              --              --              --       (205,500)      (205,500)
                                   --------------  --------------  --------------  --------------  -------------  -------------
Balance at December 31, 2017                2,526       1,290,011         620,000              45        557,666      2,470,248

   Net income                                  --              --              --              --        (19,166)       (19,166)
   Change in net unrealized
     capital gains                             --              --              --              --        117,104        117,104
   Unrealized foreign exchange
     capital loss                              --              --              --              --             (6)            (6)
   Change in net deferred
     income tax                                --              --              --              --        (20,881)       (20,881)
   Change in non-admitted
     assets                                    --              --              --              --          9,097          9,097
   Change in unauthorized
     reinsurance                               --              --              --              --         (1,082)        (1,082)
   Change in asset valuation
     reserve                                   --              --              --              --        (12,954)       (12,954)
   Capital contribution                        --         130,000              --              --             --        130,000
   Change as a result of
     reinsurance                               --              --              --              --        (11,265)       (11,265)
   Change in surplus note                      --              --         200,000              --             --        200,000
   Dividend to stockholders                    --              --              --              --        (50,000)       (50,000)
                                   --------------  --------------  --------------  --------------  -------------  -------------
Balance at December 31, 2018       $        2,526  $    1,420,011  $      820,000  $           45  $     568,513  $   2,811,095
                                   ==============  ==============  ==============  ==============  =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

(DOLLARS IN THOUSANDS)                                                                 2018            2017           2016
---------------------------------------------------------------------------------  --------------  -------------  -------------
CASH FROM OPERATIONS
Premiums and annuity considerations                                                $    1,618,113  $      41,102  $     157,041
Net investment income                                                                     438,535        431,918        279,615
Other income                                                                              173,055        153,951        219,209
Claims, surrenders and other benefits                                                  (1,653,641)      (927,901)      (929,611)
Commissions and expenses paid                                                            (129,565)      (111,792)      (136,401)
Surplus note interest                                                                     (42,978)       (12,281)       (12,314)
Dividends paid to policyholders                                                            (1,341)        (1,409)        (1,609)
Net transfers from separate accounts                                                        4,334         22,697        (88,832)
Federal income taxes recovered / (paid)                                                    (1,592)        69,108         35,752
                                                                                   --------------  -------------  -------------
        Net cash from operations                                                          404,920       (334,607)      (477,150)
                                                                                   --------------  -------------  -------------
CASH FROM INVESTMENTS
Proceeds from investments sold, matured or repaid
   Bonds                                                                                4,853,315      1,891,563      1,957,638
   Stocks                                                                                      --             --         10,398
   Mortgage loans                                                                          83,328         65,564         81,688
   Other invested assets                                                                  197,857          7,652             --
   Derivatives                                                                            277,214        109,465        104,412
                                                                                   --------------  -------------  -------------
     Total investment proceeds                                                          5,411,714      2,074,244      2,154,136
Cost of investments acquired
   Bonds                                                                               (4,639,527)    (1,355,872)    (1,061,849)
   Stocks                                                                                 (30,000)       (76,628)      (106,400)
   Mortgage loans                                                                        (404,210)       (11,276)       (15,030)
   Derivatives                                                                           (102,869)      (299,599)      (196,854)
   Other invested assets                                                                 (298,693)       (14,614)       (11,124)
                                                                                   --------------  -------------  -------------
     Total cost of investments acquired                                                (5,475,299)    (1,757,989)    (1,391,257)
                                                                                   --------------  -------------  -------------
Net change in policy loans                                                                 17,314         18,944         13,636
                                                                                   --------------  -------------  -------------
        Net cash from investments                                                         (46,271)       335,199        776,515
                                                                                   --------------  -------------  -------------
CASH FROM FINANCING AND OTHER SOURCES
Surplus Notes, capital notes                                                              200,000             --             --
Capital and paid in surplus, less treasury stock                                          130,000         50,000             --
Dividends to stockholders                                                                 (50,000)      (205,500)       (35,500)
Net deposits / (withdrawals) on deposit type contracts                                    211,513        184,069        (14,928)
Increase (paydown) of repurchase agreement                                                     --             --       (182,118)
Net change in derivative collateral                                                      (128,330)        48,761          1,659
Other cash provided / (applied)                                                           (29,035)      (146,020)           480
                                                                                   --------------  -------------  -------------
        Net cash from financing and other sources                                         334,148        (68,690)      (230,407)
                                                                                   --------------  -------------  -------------
Net change in cash and short term investments                                             692,797        (68,098)        68,958
Beginning of the year                                                                     329,320        397,418        328,460
                                                                                   --------------  -------------  -------------
End of the year                                                                    $    1,022,117  $     329,320  $     397,418
                                                                                   ==============  =============  =============
SUPPLEMENTAL SCHEDULE OF NON-CASH OPERATING ACTIVITIES
   Non-cash premiums assumed                                                       $    5,845,928  $          --  $          --
   Non-cash premiums ceded on a funds withheld basis                                   (5,975,764)            --             --

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
   Dividends received from subsidiaries                                            $           --  $      90,760  $     148,816
   Capital paid in to subsidiaries                                                             --        (73,372)       (64,850)
   Non-cash transfer of assets                                                            437,054        355,111        168,998
   Assumption transfer of bonds                                                         6,426,998             --             --
   Assumption transfer of mortgages                                                       954,354             --             --

SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES
   Surplus note                                                                    $           --  $     365,000  $          --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

1. ORGANIZATION AND NATURE OF OPERATIONS

Commonwealth Annuity and Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts. The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and group retirement products.

As of December 29, 2017, the Company is a wholly-owned direct subsidiary of Global Atlantic (Fin) Company (FinCo). Prior to that date, the Company was owned by Forethought Services, LLC a 79% owner and by Finco, a 21% owner. FinCo is a partially owned subsidiary the Goldman Sachs Group, Inc. (GS).

The Company directly owns all of the outstanding shares of Accordia Life and Annuity Company (Accordia), an Iowa domiciled company, and First Allmerica Financial Life Insurance Company (FAFLIC), a Massachusetts domiciled company, and as of December 29, 2017 owns 100% of the outstanding shares of Forethought Life Insurance Company (FLIC), an Indiana domiciled insurance company and Forethought National Life Insurance Company (FNLIC), a Texas domiciled insurance company. Prior to that date, the Company owned 95% of FLIC and FNLIC.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts (MADOI), which differ in some respects from accounting principles generally accepted in the United Stated of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

   - Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

   - Derivatives are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

   - The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

   - The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

   - Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

   - Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, instead of using experience-based expense, interest, morbidity, mortality and voluntary withdrawal assumptions, with provision made for adverse deviation or the fair value method as elected with the closed block and no lapse guarantee products under GAAP;

   - Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

   - Separate account assets and liabilities include guaranteed separate accounts, also referred to as market value adjusted annuities (MVA), where these are classified under the Company's General Account under GAAP;

   - Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

   - Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

   - Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

   - Under GAAP accounting, Value of Business Acquired (VOBA) represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. For most products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. For UL products with secondary guarantees, VOBA is amortized in relation to the emergence of death benefits, and for most traditional life products, VOBA is amortized in relation to the pattern of U.S. GAAP reserves. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

   - Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

   - Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

   - Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

   - Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

   - Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

   - Surplus notes are instruments which have characteristics of both debt and equity, and are subject to strict control by the reporting entity's domiciliary regulator. Under NAIC SAP, surplus notes issued by a reporting entity are classified as an increase to surplus, and accrued interest payable is recognized only when approval to pay such interest has been obtained by the regulator. Under GAAP, surplus notes are classified as debt, and interest payable is incurred on a straight-line basis.

   - Bond portfolios and associated liabilities comprising guaranteed separate accounts, also referred to as market value adjusted annuities, are included in separate accounts for NAIC SAP, whereas these are classified under the Company's general account under GAAP.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

USE OF ESTIMATES

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities and accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

INVESTMENTS

BONDS

The NAIC classifies bonds into six quality categories. These categories range from 1 (the highest) to 5 (the lowest) for non-defaulted bonds, and category 6 for bonds in default. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office" (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 FAIR VALUE Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with PIMCO and Blackrock, for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities
(CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

PREFERRED STOCK

Preferred stocks are carried at cost or amortized costs except those rated NAIC class 4 or lower quality, which are carried at the lower of cost or fair value. Changes to preferred stock values are reported as an adjustment to surplus.

COMMON STOCK

Affiliated common stock is carried at statutory surplus plus any admitted goodwill established in accordance with SSAP No. 68, BUSINESS COMBINATIONS AND GOODWILL (SSAP No. 68) and SSAP No. 97, INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES (SSAP No. 97). Changes to statutory surplus of affiliates, net of amortization of goodwill, are reported as an adjustment to surplus.

MORTGAGE LOANS

Commercial mortgage loans and mezzanine real estate loans (real estate loans) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. Real estate loans held by the Company are diversified by property type and geographic area throughout the United States. Real estate loans are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

REPURCHASE AGREEMENTS

Repurchase agreements are accounted for in accordance with SSAP No. 103, TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENT OF LIABILITIES (SSAP No. 103). The transactions are accounted for as collateralized borrowings in which the underlying securities continue to be reported as investments by the Company and the proceeds from the sale are recorded as a liability

FINANCIAL INSTRUMENTS AND DERIVATIVES

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company uses OTC and Listed derivatives to hedge its exposure to annuity and life insurance products, foreign investment, and macro-economic factors such as rates and equity. More specifically for General Business Hedges of rates and equity movements, the Company utilizes listed futures, OTC swaps & swaptions, OTC & listed options and TRS. Other block rate hedges utilize OTC swaps and listed futures. For the VA block the Company utilizes OTC swaps listed futures, OTC / Listed options. In accordance with SSAP No. 86, DERIVATIVES (SSAP No. 86), the Company has elected to account for these derivatives using the fair value method of accounting. Under such treatment, the derivatives are marked to market, with changes in fair value recorded as unrealized investment gains or losses. Upon termination, the unrealized investment gains and losses are reclassified to realized gains and losses in earnings. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into OTC option contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts.

POLICY LOANS

Policy loans are carried at unpaid principal balances.

OTHER INVESTED ASSETS

Other invested assets consist primarily of surplus note, life settlement policies and ownership interests in partnerships. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

CASH AND SHORT-TERM INVESTMENTS

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

INVESTMENT INCOME

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received. Interest income on policy loans is recorded as earned using the contractually agreed upon interest rate and is included in accrued investment income until the policy's anniversary date at which point the interest is capitalized and added to principal.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The IMR liability establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted. Net realized gains and losses charged to the IMR are amortized into revenue over the remaining life of the investment sold.

Dividends declared by or received from a subsidiary are recognized in investment income to the extent that these are not in excess of the affiliate's unassigned surplus. Dividends in excess of the affiliate's unassigned surplus are offset against the carrying amount of the investment.

Changes in non-admitted asset carrying amounts of bonds and mortgages on real estate are credited directly to unassigned surplus.

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS

Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

DEPOSIT ACCOUNTING

In accordance with SSAP No. 61R, LIFE, DEPOSIT-TYPE AND ACCIDENT AND HEALTH REINSURANCE (SSAP No. 61R) and Actuarial Guidance A791 "Life and Health Reinsurance Contracts", deposits and returns of deposits are recorded directly on the balance sheet with an offset to surplus, instead of carried through the Statements of Operations. Fee income and expenses are recorded as earned / incurred. The liabilities under applicable treaties are re-categorized as deposit liabilities rather than reserves, and any unpaid settlements are categorized as other payables or receivables rather than reinsurance payables / receivables.

REINSURANCE AND MODIFIED COINSURANCE AND FUNDS WITHHELD RESERVE ADJUSTMENT

Reinsurance premiums, commissions, expense reimbursement, claims, and claims adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile. Changes in this liability are reported directly in unassigned surplus. Policy and contract liabilities ceded have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

In accordance with SSAP No. 61R, the cedant retains the assets supporting the ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle the statutory net income. The significant contributors to this settlement are transfers from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

POLICY AND CONTRACT CLAIMS

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES

RESERVING PRACTICES

Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force based upon accepted actuarial methods. These liabilities are computed based upon mortality, morbidity, withdrawal, and interest rate assumptions applicable to this coverage. Reserves for life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.5% for life insurance policies and 3.5% to 11.25% for annuity contracts. Mortality, morbidity, and withdrawal assumptions for all policies are based on industry standards and assumptions prescribed by statute. The assumptions vary by plan, age at issue, year of issue and duration.

For non-universal life plans and universal life accidental death and waiver of premium features, tabular interest, tabular less actual reserve released and tabular costs are calculated by formulas as set by the NAIC. For universal life, except for accidental death and waiver of premium features, tabular interest and tabular cost are equal to actual credits and charges to the policies. Tabular interest on funds not involving life contingencies is calculated by formula.

For individual life insurance, claim reserves are established equal to 100% of the benefit payable, net of amounts recoverable from reinsurers portfolio of life settlement policies and investments in partnerships.

Claim reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract. At December 31, 2018 and 2017, approximately 33.9% and 8.0% of the account value, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

The Company's variable annuity contracts contain guaranteed minimum death benefit (GMDB) features. Approximately 97% of the net amounts at risk of these contracts reduce the death benefit proportionately in the event of a partial withdrawal. For all variable annuity contracts, including those that reduce the death benefit on a dollar-for-dollar basis, reserves are calculated in accordance with the Commissioners Annuity Reserve Valuation Method (CARVM) and Actuarial Guideline 43 (CARVM for Variable Annuities).

WAIVER OF PREMIUMS, AND GROSS PREMIUMS LESS THAN NET PREMIUMS

The Company waives deduction of deferred fractional premiums at policyholder death and returns any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.

As of December 31, 2018 and 2017, the Company had $91,245 and $97,187, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation required by the Commonwealth of Massachusetts.

Other increases reflect significant items for changes in adjustment from fund value to reserve for annuities and universal life insurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised

SUBSTANDARD POLICIES

For universal life, extra premiums are assessed for substandard lives in addition to the standard mortality charges. Mean reserves include (1) the standard mean reserve plus (2) the excess of the mean reserve calculated using the appropriate multiple of the 1958 or 1980 CSO Mortality Table and/or the appropriate additional mortality charge per 1,000 and 4.5%, 5.5% or 6% interest over the standard mean reserve. In no event is the total reserve less than the policy's cash surrender value.

For other life products, extra premiums are assessed for substandard lives in addition to the standard gross premium. Mean reserves for policies and riders based on table ratings include (1) the regular mean reserve for the plan and (2) the excess, if any, of the mean reserve calculated using the appropriate multiple of the 1958 or 1980 CSO Mortality Table and 4.0%, 5.0% or 5.5% interest over the standard mean reserve. In the case of flat extra premium ratings, mean reserves are equal to (1) the regular mean reserve and (2) 1/2 of the net extra premium.

FEDERAL INCOME TAXES

Deferred federal income taxes are calculated as defined by SSAP No. 101, INCOME TAXES (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, ceding commissions, tax credit carryforwards, and net operating loss and capital loss carry forwards.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life insurance contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations and are generally stated at fair value. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VA CARVM) under Actuarial Guideline 43 (AG 43).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

TRANSFERS FROM SEPARATE ACCOUNTS DUE OR ACCRUED, AND ACCRUED EXPENSE ALLOWANCE

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed GMDB charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

GUARANTY FUND ASSESSMENTS

Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

GOODWILL

As a result of the acquisitions of FLIC and Accordia, the Company recognized an asset for goodwill, which was accounted for based on the statutory purchase method.

RECENT ACCOUNTING STANDARDS

In March, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 68 - BUSINESS COMBINATIONS AND GOODWILL (SSAP No. 68), which requires certain new disclosures related to goodwill. The Company has made such disclosures in these statements.

In May, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 97 - INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 97), clarifying accounting and reporting for companies whose SCA losses result in a zero, or negative, equity in an SCA. In those cases, the carry value of the investment shall be limited to zero and the company shall disclose the aggregate level of losses which represent its share in the investment. The Company has adopted this guidance and in the current period has no SCA losses to report.

In August, 2018, the NAIC Statutory Accounting Principles Working Group adopted revised guidelines for the Summary Investment Schedule, to better align the summary to underlying investments schedules presented in other parts of the financial statements. Adjustments have been made in the current year Summary Investment Schedule, and amounts on that schedule align more closely with amounts in the investments footnote, given the new definitions.

In November, 2018, as part of the Investment Classification Project, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 30 - UNAFFILIATED COMMON STOCK (SSAP No. 30), expanding the definition of common stock to include closed end funds and unit investment trusts. At this time, the Company does not hold this type of investment.

In November, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 72 - SURPLUS AND QUASI - REORGANIZATIONS (SSAP No.
72), clarifying accounting for distributions, particularly the distinction between dividends and returns of capital. The Company does not expect to experience any changes based on the new guidance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

Effective for periods ending December 31, 2017, the Statutory Accounting Principles Working Group made amendments to SSAP No. 2R - CASH, CASH EQUIVALENTS, DRAFTS, AND SHORT-TERM INVESTMENTS, such that class one money market funds, which had previously been categorized as short-term investments, are prospectively categorized as cash equivalents. The Company has reflected such investments as cash equivalents in December 31, 2018 and 2017 balances.

In November, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100 - FAIR VALUE, to allow net asset value (NAV) per share as a practical expedient to fair value either when specifically named in a SSAP or when specific conditions exist. This revision adopts, with modification, applicable GAAP guidance, allowing consistency in reporting for when FASB allows use of NAV. This guidance is effective commencing January 1, 2018. The Company adopted the revisions to SSAP No. 100 as of January 1, 2018. These revisions had no impact to the Company's financial statements.

In June, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 37 - MORTGAGE LOANS, which requires the disclosure to include both participant and a co-lender in a mortgage loan. This guidance was effective on the adoption date. The Company has no investments which were impacted by this guidance.

In April, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R - BONDS, to remove SVO-identified instruments from the definition of a bond and provide separate guidance for these instruments. The Company shall report these at fair value, unless a systematic value approach is adopted. However, once a systematic approach is adopted the Company may not return to fair value. This guidance is effective commencing December 31, 2017. For the year ended December 31, 2017, the Company has elected to not use a systematic value measurement methodology. The Company elected to use a systematic value measurement methodology for such securities for the year ended December 31, 2018. This election had no impact on the Company's financial statements.

In April, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 69 - STATEMENT OF CASH FLOW, to clarify the classification of certain cash receipts and cash payments. The Company must elect a method for classifying distributions received from Equity Method Investees including Nature of Distribution Approach. Returns on investments are classified as cash flows from operating activities and return of investments are classified as cash flows from investing activities. This guidance was effective on the adoption date. There is no impact on the Company's financial information based upon the clarified guidance.

In March, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 35R - GUARANTY FUND AND OTHER ASSESSMENTS, which requires discounting of long-term care guaranty fund assessments and related assets. This guidance is effective for reporting periods after January 1, 2017. There is no material impact on the Company based upon the new guidance.

RECLASSIFICATION

Certain previously reported amounts have been reclassified to conform with the current year presentation. The Company identified an error in the presentation of its investment in an affiliated surplus note. The Company revised its Statement of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2017 to reflect the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

reclassification of $365,000 in surplus notes from bonds to other invested assets. The Company has evaluated the correction of this error and has concluded that it was not material to current or prior period financial statements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

3. INVESTMENTS

BONDS

BOOK ADJUSTED/CARRYING VALUES AND FAIR VALUES

The book adjusted/carrying value and fair value of investment in bonds and short term investments are as follows:

                                                                      BOOK/
                                                                    ADJUSTED          GROSS          GROSS
                                                                    CARRYING       UNREALIZED      UNREALIZED
                                                                      VALUE           GAINS          LOSSES       FAIR VALUE
                                                                  --------------  --------------  -------------  -------------
DECEMBER 31, 2018
   Bonds and short-term investments
   United States Government and agencies                          $      179,561  $        1,826  $      (8,506) $     172,881
   State and political subdivisions                                      953,231          47,625        (12,609)       988,247
   Foreign government                                                     24,988             503         (1,175)        24,316
   Corporate securities                                                4,052,898          19,598       (169,088)     3,903,408
   Asset-backed securities                                             3,957,456          13,716        (74,260)     3,896,912
   ETF bonds                                                              44,976             152             --         45,128
   Commercial mortgage-backed securities                                 342,241           2,856         (7,436)       337,661
   Residential mortgage-backed securities                              1,475,046         177,722        (15,578)     1,637,190
                                                                  --------------  --------------  -------------  -------------
     Total bonds                                                      11,030,397         263,998       (288,652)    11,005,743
   Short-term investments                                                540,406              42           (195)       540,253
                                                                  --------------  --------------  -------------  -------------
Total bonds and short-term investments                            $   11,570,803  $      264,040  $    (288,847) $  11,545,996
                                                                  ==============  ==============  =============  =============

                                                                      BOOK/
                                                                    ADJUSTED          GROSS          GROSS
                                                                    CARRYING       UNREALIZED      UNREALIZED
                                                                      VALUE           GAINS          LOSSES       FAIR VALUE
                                                                  --------------  --------------  -------------  -------------
DECEMBER 31, 2017
   Bonds and short-term investments
   United States Government and agencies                          $      105,727  $        1,934  $      (6,167) $     101,494
   State and political subdivisions                                      641,437          74,047           (656)       714,828
   Foreign government                                                     18,272             691            (80)        18,883
   Corporate securities                                                1,667,280          71,014        (10,992)     1,727,302
   Asset-backed securities                                               961,544           9,668         (2,179)       969,033
   EFT bonds                                                               9,957              --            (44)         9,913
   Commercial mortgage-backed securities                                 167,494           4,119         (3,410)       168,203
   Residential mortgage-backed securities                              1,321,161         203,470         (4,199)     1,520,432
                                                                  --------------  --------------  -------------  -------------
     Total bonds                                                       4,892,872         364,943        (27,727)     5,230,089
   Short-term investments                                                     --              --             --             --
                                                                  --------------  --------------  -------------  -------------
Total bonds and short term investments                            $    4,892,872  $      364,943  $     (27,727) $   5,230,089
                                                                  ==============  ==============  =============  =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

At December 31, 2018 and 2017, respectively, 98.7% and 98.3% of debt securities were rated by the NAIC as investment grade (1 or 2).

The Company's redeemable preferred stock investments meet the NAIC's definition of hybrid securities and are classified as bonds. The fair value of hybrid securities owned at December 31, 2018 and 2017 was $35,173 and $14,516, respectively. The carrying value of the hybrid securities was $37,209 and $13,405 as of December 31, 2018 and 2017.

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2018 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in the category representing their stated maturity.

                                                                                                     BOOK/
                                                                                                    ADJUSTED
                                                                                                    CARRYING         FAIR
                                                                                                     VALUE          VALUE
                                                                                                  -------------  -------------
Due in one year or less                                                                           $     136,509  $     136,237
Due after one year through five years                                                                   524,656        518,295
Due after five years through ten years                                                                  698,476        685,557
Due after ten years                                                                                   3,851,037      3,748,765
Mortgage-backed and asset-backed securities                                                           6,360,125      6,457,144
                                                                                                  -------------  -------------
Total                                                                                             $  11,570,803  $  11,545,996
                                                                                                  =============  =============

CONTINUOUS LOSSES

The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position.

                                      LESS THAN OR EQUAL TO               GREATER THAN
                                          TWELVE MONTHS                   TWELVE MONTHS                      TOTAL
                                  ------------------------------  ------------------------------  ----------------------------
                                                      GROSS                           GROSS                         GROSS
                                       FAIR        UNREALIZED          FAIR        UNREALIZED         FAIR        UNREALIZED
DECEMBER 31, 2018                     VALUE          LOSSES           VALUE          LOSSES          VALUE          LOSSES
--------------------------------  --------------  --------------  --------------  --------------  -------------  -------------
Bonds:
   United States Government and
     agencies                     $       72,449  $         (532) $       86,138  $       (7,975) $     158,587  $      (8,506)
   State and political
     subdivisions                        288,335          (5,919)        148,291          (6,690)       436,626        (12,609)
   Foreign government                      6,659            (166)          4,988          (1,008)        11,647         (1,175)
   Corporate securities                2,513,580        (109,495)        565,717         (59,593)     3,079,297       (169,088)
   Asset-backed securities             1,490,789         (69,787)        106,551          (4,473)     1,597,340        (74,260)
   Commercial mortgage-backed
     securities                          129,488          (2,494)         57,833          (4,942)       187,321         (7,436)
   Residential mortgage-backed
     securities                          286,748          (9,950)        121,688          (5,628)       408,436        (15,578)
                                  --------------  --------------  --------------  --------------  -------------  -------------
   Total bonds                    $    4,788,048  $     (198,343) $    1,091,206  $      (90,309) $   5,879,254  $    (288,652)
                                  ==============  ==============  ==============  ==============  =============  =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

                                      LESS THAN OR EQUAL TO               GREATER THAN
                                          TWELVE MONTHS                   TWELVE MONTHS                      TOTAL
                                  ------------------------------  ------------------------------  ----------------------------
                                                      GROSS                           GROSS                         GROSS
                                       FAIR        UNREALIZED          FAIR        UNREALIZED         FAIR        UNREALIZED
DECEMBER 31, 2017                     VALUE          LOSSES           VALUE          LOSSES          VALUE          LOSSES
--------------------------------  --------------  --------------  --------------  --------------  -------------  -------------
Bonds:
   United States Government and
     agencies                     $       20,895  $         (123) $       67,323  $       (6,044) $      88,218  $      (6,167)
   State and political
     subdivisions                         25,252            (193)         17,123            (463)        42,375           (656)
   Corporate securities                  197,237          (1,890)        357,903          (9,182)       555,140        (11,072)
   Asset-backed securities               119,787            (331)         59,284          (1,848)       179,071         (2,179)
   ETF bonds                               9,912             (44)             --              --          9,912            (44)
   Commercial mortgage-backed
     securities                               --              --          42,302          (3,410)        42,302         (3,410)
   Residential mortgage-backed
     securities                          214,087          (3,729)         10,340            (470)       224,427         (4,199)
                                  --------------  --------------  --------------  --------------  -------------  -------------
   Total bonds                    $      587,170  $       (6,310) $      554,275  $      (21,417) $   1,141,445  $     (27,727)
                                  ==============  ==============  ==============  ==============  =============  =============

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized costs basis is recovered.

As of December 31, 2018 and 2017, the number of securities in an unrealized loss position for over 12 months consisted of 307 and 154, respectively.

In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

5GI SECURITIES

The Company's 5GI securities as of December 31, 2018 and 2017, respectively, were as follows:

YEARS ENDED, DECEMBER 31,

                                    NUMBER OF 5GI SECURITIES             AGGREGATE BACV               AGGREGATE FAIR VALUE
                                  ------------------------------  ------------------------------  -----------------------------
INVESTMENT                         CURRENT YEAR     PRIOR YEAR     CURRENT YEAR     PRIOR YEAR     CURRENT YEAR    PRIOR YEAR
--------------------------------- --------------  --------------  --------------  --------------  -------------   -------------
LB&SS - AC                                     1               1           1,959           2,738          1,959           2,738
                                  --------------  --------------  --------------  --------------  -------------   -------------
Total                                          1               1  $        1,959  $        2,738  $       1,959   $       2,738
                                  ==============  ==============  ==============  ==============  =============   =============

AC - Amortized cost
FV - Fair value

SUBPRIME MORTGAGE RELATED RISK EXPOSURE

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

The Company has indirect subprime exposure through the following investments:


                                                                                      BOOK /                      OTHER THAN
                                                                                     ADJUSTED                     TEMPORARY
                                                                                  CARRYING VALUE                  IMPAIRMENT
                                                                                    (EXCLUDING                      LOSSES
                                                                    ACTUAL COST      INTEREST)     FAIR VALUE     RECOGNIZED
                                                                  --------------  --------------  -------------  -------------
December 31, 2018
Asset-backed securities                                           $       47,138  $       47,639  $      55,301  $          --
                                                                  --------------  --------------  -------------  -------------
Total                                                             $       47,138  $       47,639  $      55,301  $          --
                                                                  ==============  ==============  =============  =============

                                                                                      BOOK /                      OTHER THAN
                                                                                     ADJUSTED                     TEMPORARY
                                                                                  CARRYING VALUE                  IMPAIRMENT
                                                                                    (EXCLUDING                      LOSSES
                                                                    ACTUAL COST      INTEREST)     FAIR VALUE     RECOGNIZED
                                                                  --------------  --------------  -------------  -------------
December 31, 2017
Asset-backed securities                                           $       64,054  $       69,740  $      79,197  $          --
                                                                  --------------  --------------  -------------  -------------
Total                                                             $       64,054  $       69,740  $      79,197  $          --
                                                                  ==============  ==============  =============  =============

MORTGAGE LOANS

MATURITIES

The maturity distribution for mortgages is as follows:

                                                                     YEAR ENDED DECEMBER 31,
                                                                  ------------------------------
                                                                       2018         PERCENTAGE
                                                                  --------------  --------------
2019                                                              $       19,428            1.34%
2020                                                                      96,476            6.66%
2021                                                                     270,446           18.68%
2022                                                                     155,438           10.73%
2023 and thereafter                                                      906,376           62.59%
                                                                  --------------  --------------
Total                                                             $    1,448,164          100.00%
                                                                  ==============  ==============

REGIONS AND TYPE

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's mortgage loans is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears and no valuation allowances deemed necessary at December 31, 2018. The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration.

The following tables present the Company's mortgage loans by geographic region and property type.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

The mortgage loans were concentrated in the following regions:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
                                                                      2018          PERCENTAGE         2017       PERCENTAGE
                                                                  --------------  --------------  -------------  -------------
East North Central                                                $          785            0.05% $       1,167           0.67%
East South Central                                                         1,247            0.09%         1,449           0.83%
Mid Atlantic                                                             188,182           12.99%        78,083          44.91%
Mountain                                                                  97,502            6.73%        12,635           7.27%
Pacific                                                                  146,629           10.13%        37,219          21.41%
South Atlantic                                                           255,977           17.68%        41,276          23.74%
West North Central                                                            79            0.01%           565           0.33%
West South Central                                                       275,737           19.04%         1,468           0.84%
Various                                                                  431,776           29.81%            --             --%
New England                                                               50,250            3.47%            --             --%
                                                                  --------------  --------------  -------------  -------------
Total                                                             $    1,448,164          100.00% $     173,862         100.00%
                                                                  ==============  ==============  =============  =============

The mortgage loans by type are as follows:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
                                                                      2018          PERCENTAGE         2017       PERCENTAGE
                                                                  --------------  --------------  -------------  -------------
Apartment/multifamily                                             $      302,650           20.90% $      64,730          37.23%
Industrial                                                               284,203           19.63%        24,554          14.12%
Lodging                                                                   45,000            3.11%            --             --%
Medical/health care                                                           --              --%           172           0.10%
Office                                                                   409,501           28.27%        47,138          27.11%
Retail                                                                   298,086           20.58%        37,268          21.44%
Residential                                                               58,474            4.04%            --             --%
Other                                                                     50,250            3.47%            --             --%
                                                                  --------------  --------------  -------------  -------------
Total                                                             $    1,448,164          100.00% $     173,862         100.00%
                                                                  ==============  ==============  =============  =============

The maximum and minimum lending rates for new mortgage loans made during 2018 were 7.50% and 3.32%, respectively. The maximum percentage of any one loan to the value of the security at the time of the loan was 80.74%. There were no taxes, assessments or other amounts advances that were no included in the mortgage total.

DERIVATIVES AND HEDGING ACTIVITIES

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company's derivative instruments are primarily used to hedge a wide range of risks including interest rate risk, equity market risk and foreign currency exchange rate risk. The Company receives collateral from its derivative counterparties to limit the risk of nonperformance by the counterparties.

The Company manages its equity market risk by entering into certain OTC derivatives, primarily equity options and swaps, as well as exchange traded equity options and futures. The Company trades exchange-traded fixed income future contracts, OTC swaps and swaptions to protect against interest rate risk. The total net carrying value of

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

derivative assets, net of derivative liabilities, was $56,668 and $181,097 as of December 31, 2018 and 2017, respectively.

Under SSAP No. 86, the Company has elected to account for its derivatives using the fair value method of accounting, with changes in fair value recorded as unrealized investment gains or losses. The realized gains or losses are recorded upon the derivative contract expiry.

The current credit exposure of the Company's OTC derivative contracts is limited to the fair value of $11,027 as of December 31, 2018. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining full collaterals of $9,900 from counterparties as of December 31, 2018. In the event of the nonperformance by the counterparties, the Company has the right to the collaterals pledged by counterparties. The exchange-traded derivatives are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged were as follows:

DECEMBER 31, 2018

                                                                                    DERIVATIVE      DERIVATIVE      NOTIONAL
RISK HEDGED                                                                           ASSETS       LIABILITIES      AMOUNTS
--------------------------------------------------------------------------------  --------------  -------------  -------------
Equity/index                                                                      $       23,116  $          21  $     633,950
Inflation                                                                                 50,695         17,123      2,712,445
                                                                                  --------------  -------------  -------------
Gross fair value of derivative instruments                                        $       73,811  $      17,144  $   3,346,395
                                                                                  ==============  =============  =============

Offset per SSAP No. 64                                                                    16,341        (16,341)
                                                                                  --------------  -------------
Net fair value of derivative instruments                                          $       57,470  $         802
                                                                                  ==============  =============

DECEMBER 31, 2017

                                                                                    DERIVATIVE      DERIVATIVE      NOTIONAL
RISK HEDGED                                                                           ASSETS       LIABILITIES      AMOUNTS
--------------------------------------------------------------------------------  --------------  -------------  -------------
Equity/index                                                                      $       73,038  $          --  $   1,273,028
Inflation                                                                                109,459          1,401      2,843,619
                                                                                  --------------  -------------  -------------
Gross fair value of derivative instruments                                        $      182,497  $       1,401  $   4,116,647
                                                                                  ==============  =============  =============

Offset per SSAP No. 64                                                                       508           (508)
                                                                                  --------------  -------------
Net fair value of derivative instruments                                          $      181,989  $         893
                                                                                  ==============  =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

The fair value of the derivative assets and liabilities by instruments were as follows:

DECEMBER 31, 2018

                                                                                    DERIVATIVE      DERIVATIVE      NOTIONAL
DERIVATIVE INSTRUMENTS                                                                ASSETS       LIABILITIES      AMOUNTS
--------------------------------------------------------------------------------  --------------  -------------  -------------
OTC equity options                                                                $       10,113  $          21  $      54,800
Futures                                                                                   36,856          1,199      1,621,658
Interest rate swap                                                                        16,474         15,122      1,067,000
Listed options                                                                             9,453             --          2,935
Total return swap                                                                            915            802        600,000
                                                                                  --------------  -------------  -------------
Gross fair value of derivative instruments                                        $       73,811  $      17,144  $   3,346,395
                                                                                  ==============  =============  =============

Offset per SSAP No. 64                                                                    16,341        (16,341)
                                                                                  --------------  -------------
Net fair value of derivative instruments                                          $       57,470  $         802
                                                                                  ==============  =============

DECEMBER 31, 2017

                                                                                    DERIVATIVE      DERIVATIVE      NOTIONAL
DERIVATIVE INSTRUMENTS                                                                ASSETS       LIABILITIES      AMOUNTS
--------------------------------------------------------------------------------  --------------  -------------  -------------
OTC equity options                                                                $       73,628  $          --  $     485,337
Futures                                                                                   39,192             --      1,200,922
Interest rate swap                                                                            --          1,401        855,002
Listed options                                                                             5,261             --            386
Swaptions                                                                                 64,416             --      1,575,000
                                                                                  --------------  -------------  -------------
Gross fair value of derivative instruments                                        $      182,497  $       1,401  $   4,116,647
                                                                                  ==============  =============  =============

Offset per SSAP No. 64                                                                       508           (508)
                                                                                  --------------  -------------
Net fair value of derivative instruments                                          $      181,989  $         893
                                                                                  ==============  =============

OTHER INVESTMENTS

INSURANCE-LINKED SECURITIES

The Company owns a security with a book value of $171,322 and $187,233, as of December 31, 2018 and 2017, respectively, with cash flows based upon the ownership of life settlement assets and single premium immediate annuity assets. This position is held in the Company's investment portfolio and not for risk management of direct or assumed insurance risks. The total death benefit payout on the security would be approximately $226,627 and $204,652 as of December 31, 2018 and 2017, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

OTHER INVESTED ASSETS

Other invested assets as stated on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consists of a portfolio of life settlement policies and investments in partnerships. The carrying value of these investments for the years ended December 31, were as follows:

                                                                                                    YEAR ENDED DECEMBER 31,
                                                                                                  ----------------------------
                                                                                                      2018           2017
                                                                                                  -------------  -------------
Affiliated surplus note                                                                           $     365,000  $     365,000
Term notes and loans                                                                                     98,318             --
Life settlement policies                                                                                 39,625         34,657
Partnerships                                                                                             15,945         20,088
Receivable for securities                                                                                31,366          9,478
                                                                                                  -------------  -------------
Total                                                                                             $     550,253  $     429,223
                                                                                                  =============  =============

CASH AND SHORT-TERM INVESTMENTS

Cash and short-term investments held at December 31, were as follows:

                                                                                                    YEAR ENDED DECEMBER 31,
                                                                                                  ----------------------------
                                                                                                      2018           2017
                                                                                                  -------------  -------------
Cash and cash equivalents                                                                         $     481,711  $     329,319
Short-term investments                                                                                  540,406             --
                                                                                                  -------------  -------------
Total                                                                                             $   1,022,117  $     329,319
                                                                                                  =============  =============

RESTRICTED ASSETS

Restricted assets at December 31 were as follows:

                                                                                                    YEAR ENDED DECEMBER 31,
                                                                                                  ----------------------------
                                                                                                      2018           2017
                                                                                                  -------------  -------------
Pledged collateral to FHLB                                                                        $     483,541  $     333,281
On deposit with states                                                                                  125,797        123,870
                                                                                                  -------------  -------------
Total                                                                                             $     609,338  $     457,151
                                                                                                  =============  =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

PROCEEDS, NET INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

Proceeds from the sale of bonds (including maturities, paydowns and other redemptions) and related capital gains and losses were as follows:

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                  --------------------------------------------
                                                                                      2018            2017           2016
                                                                                  --------------  -------------  -------------
 Proceeds                                                                         $    5,320,834  $   2,157,623  $   1,970,100

 Gross realized gains                                                                     19,695         58,588         42,100
 Gross realized losses                                                                   (41,242)       (28,278)       (36,900)
                                                                                  --------------  -------------  -------------
 Total net realized gains/(losses)                                                $      (21,547) $      30,310  $       5,200
                                                                                  ==============  =============  =============

Major categories of net investment income are summarized as follows:


                                                                                            YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------------
                                                                                       2018            2017           2016
                                                                                   --------------  -------------  -------------
 Bonds                                                                             $      445,602  $     258,741  $     297,013
 Stocks                                                                                        93        305,500         85,500
 Mortgage loans                                                                            49,777         11,399         17,322
 Policy loans                                                                              19,701         21,077         22,259
 Cash equivalents and short-term investments                                               16,112          1,844          1,987
 Derivatives                                                                                   --         (2,437)         2,185
 Other invested assets                                                                        531           (125)         4,109
 Miscellaneous income                                                                       2,414            (57)           121
                                                                                   --------------  -------------  -------------
 Gross investments income                                                                 534,230        595,942        430,496
    Less: investment expenses                                                              18,120         13,035          6,646
                                                                                   --------------  -------------  -------------
 Net investment income before IMR amortization                                            516,110        582,907        423,850
    IMR amortization                                                                        9,695         10,381         12,002
                                                                                   --------------  -------------  -------------
 Net investment income after IMR amortization                                      $      525,805  $     593,288  $     435,852
                                                                                   ==============  =============  =============

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2018 and 2017.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2018 and 2017.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                  --------------------------------------------
                                                                                      2018            2017           2016
                                                                                  --------------  -------------  -------------
Realized gains (losses)
Bonds                                                                             $      (21,547) $     (33,133) $     (72,471)
Mortgage loans                                                                               (45)            45             --
Derivative instruments*                                                                   55,119       (213,226)       (51,859)
Cash, cash equivalents and short-term investments                                             --             --              7
Other invested assets                                                                      1,417         (2,551)        (6,172)
                                                                                  --------------  -------------  -------------
Total realized gains (losses) on investments                                              34,943       (248,865)      (130,495)
Less amount transferred to IMR (net of related taxes of $4,735 in 2018, $6,749
   in 2017 and $992 in 2016)                                                             (16,459)        12,533          1,844
                                                                                  --------------  -------------  -------------
Total realized gains (losses) on investments                                              51,402       (261,398)      (132,339)
Federal income tax expense                                                                (3,783)         2,921          6,268
                                                                                  --------------  -------------  -------------
Net realized gains (losses)                                                       $       47,619  $    (258,477) $    (126,071)
                                                                                  ==============  =============  =============

--------
*Excludes reinsurance cession of derivatives

The change in unrealized gains and losses on investments recorded in unassigned surplus is as follows:

                                    YEAR ENDED DECEMBER 31,2018    YEAR ENDED DECEMBER 31,2017    YEAR ENDED DECEMBER 31,2016
                                   -----------------------------  ------------------------------  ----------------------------
                                                     FOREIGN                        FOREIGN                         FOREIGN
                                                     EXCHANGE                       EXCHANGE       UNREALIZED       EXCHANGE
                                    UNREALIZED      UNREALIZED     UNREALIZED      UNREALIZED        CAPITAL       UNREALIZED
                                   CAPITAL GAIN    CAPITAL GAIN   CAPITAL GAIN    CAPITAL GAIN        GAIN        CAPITAL GAIN
                                      (LOSS)          (LOSS)         (LOSS)          (LOSS)          (LOSS)          (LOSS)
                                   --------------  -------------  --------------  --------------  -------------  -------------

Bonds                              $       (7,607) $          --  $       (7,607) $       65,204  $         201  $     (15,781)
Common stocks of affiliates               130,586             --        (149,969)             --        (21,889)            --
Derivative instruments                     (5,197)            (6)         (6,709)         (9,802)         8,620         (5,893)
Cash and cash equivalents                      --             --              --              --           (729)            --
Other invested assets                        (902)            --           3,529              --             --             --
                                   --------------  -------------  --------------  --------------  -------------  -------------
   Total change in unrealized
     gains and losses                     116,880             (6)       (160,756)         55,402        (13,797)       (21,674)
Capital gains tax expense
   (benefit)                                 (224)            --          27,784              --          7,420             --
                                   --------------  -------------  --------------  --------------  -------------  -------------
   Change in unrealized gains and
     losses, net of taxes          $      117,104  $          (6) $     (188,540) $       55,402  $     (21,217) $     (21,674)
                                   ==============  =============  ==============  ==============  =============  =============

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

The Company recognized OTTI charges on invested assets of $2,227 and $2,844 during 2018 and 2017, respectively.

The company receives certain amounts of prepayment and acceleration fees.

                                                                                                  GENERAL ACCOUNT  SEPARATE ACCOUNT
                                                                                                  ---------------  ----------------
Number of CUSIPS                                                                                                9                --
Aggregate Amount of Investment Income                                                             $         1,835  $             --

4.     FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

SUMMARY OF FAIR VALUE METHODOLOGIES

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

BONDS, PREFERRED STOCK AND COMMON STOCK - Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

CASH AND SHORT-TERM INVESTMENTS - For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

MORTGAGE LOANS - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

DERIVATIVES - The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company's OTC equity options trade in liquid markets,

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

POLICY LOANS - The estimated fair value for policy loans with variable interest rates approximates the carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates. The estimated fair value for policy loans with fixed interest rates is based on discounted cash flows.

POLICY AND CONTRACT LIABILITIES - Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

SEPARATE ACCOUNTS - The estimated fair value of assets held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for related liabilities. Based on the level of observable activity, these assets will be measured at either level 1 or level 2.

INVESTMENT IN LLC AND OTHER INVESTED ASSETS - The Company values these interests based upon their proportionate share of the underlying GAAP equity of the investment.

FINANCIAL INSTRUMENTS HELD AT FAIR VALUE

As of December 31, 2018, the Company's assets and liabilities carried at fair value consist of separate account funds and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

DECEMBER 31, 2018

                                                                     LEVEL 1         LEVEL 2        LEVEL 3         TOTAL
                                                                  --------------  --------------  -------------  ------------
Financial Assets
Common stock                                                      $           --  $       15,051  $          --  $     15,051
Derivative asset                                                          45,111          12,359             --        57,470
Separate account assets                                                2,044,256           9,692             --     2,053,948
                                                                  --------------  --------------  -------------  ------------
Total assets at fair value                                        $    2,089,367  $       37,102  $          --  $  2,126,469
                                                                  ==============  ==============  =============  ============

Financial Liabilities
Derivative liabilities                                            $           --  $          802  $          --  $        802
                                                                  --------------  --------------  -------------  ------------
Total liabilities at fair value                                   $           --  $          802  $          --  $        802
                                                                  ==============  ==============  =============  ============

DECEMBER 31, 2017

                                                                     LEVEL 1         LEVEL 2        LEVEL 3         TOTAL
                                                                  --------------  --------------  -------------  ------------
Financial Assets
Common stock                                                      $           --  $       13,531  $          --  $     13,531
Derivative asset                                                          44,454         137,535             --       181,989
Separate account assets                                                2,512,672              --             --     2,512,672
                                                                  --------------  --------------  -------------  ------------
Total assets at fair value                                        $    2,557,126  $      151,067  $          --  $  2,708,193
                                                                  ==============  ==============  =============  ============

Financial Liabilities
Derivative liabilities                                            $           --  $          893  $          --  $        893
                                                                  --------------  --------------  -------------  ------------
Total liabilities at fair value                                   $           --  $          893  $          --  $        893
                                                                  ==============  ==============  =============  ============

TRANSFERS INTO OR OUT OF LEVEL 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company did not have any Level 3 financial assets or liabilities carried at fair value, nor were there any transfers into or out of Level 3 for the year ended December 31, 2018.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

FAIR VALUE OF ALL FINANCIAL INSTRUMENTS

The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100, insurance contracts and related policy loans have been excluded.

DECEMBER 31, 2018

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                     AGGREGATE       ADMITTED                                                       (CARRYING
                                    FAIR VALUE        ASSETS          LEVEL 1        LEVEL 2        LEVEL 3          VALUE)
                                  --------------  -------------   --------------  -------------   -----------   --------------
Financial Assets
Bonds                             $   11,005,743  $  11,030,397   $      218,008  $   8,830,552   $ 1,957,182   $           --
Common stock - affiliated              2,384,809      2,384,809               --             --     2,384,809               --
Common stock - unaffiliated               15,051         15,051               --             --        15,051               --
Preferred stock                           12,131         12,131            6,915          5,216            --               --
Short-term investments                   540,253        540,406               --        166,029       374,224               --
Cash and cash equivalents                481,711        481,711          481,711             --            --               --
Mortgage loans                         1,451,898      1,448,164               --      1,393,374        58,524               --
Other invested assets                    550,253        550,253           31,366         15,945       502,942               --
Derivative assets                         57,470         57,470           45,111         12,359            --               --

Financial Liabilities

Derivative liabilities                       802            802               --            802            --               --

DECEMBER 31, 2017

                                                                                                                      NOT
                                                                                                                  PRACTICABLE
                                    AGGREGATE       ADMITTED                                                       (CARRYING
                                   FAIR VALUE        ASSETS          LEVEL 1         LEVEL 2        LEVEL 3          VALUE)
                                  --------------  -------------   --------------  -------------   -----------   --------------
Financial Assets
Bonds                             $    5,230,089  $   4,892,872   $      111,407  $   5,066,843   $    51,839   $           --
Common stock - affiliated              2,231,362      2,231,362                                     2,231,362
Common stock - unaffiliated               13,531         13,531               --             --        13,531               --
Cash and cash equivalents                329,319        329,319          329,319             --            --               --
Mortgage loans                           176,526        173,862               --        176,526            --               --
Other invested assets                    429,223        429,223            9,478         20,088       399,657               --
Derivative assets                        181,989        181,989           44,454        137,535            --               --

Financial Liabilities

Derivative liabilities                       893            893               --            893            --               --

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

FINANCIAL INSTRUMENTS HELD AT CARRYING VALUE

The following is the estimated fair values of financial instruments held at carrying values:

                                                                                          DECEMBER 31,
                                                                  ------------------------------------------------------------
                                                                              2018                            2017
                                                                  ------------------------------  ----------------------------
                                                                    CARRYING          FAIR          CARRYING          FAIR
                                                                      VALUE           VALUE          VALUE           VALUE
                                                                  --------------  --------------  -------------   ------------
FINANCIAL ASSETS
Bonds                                                             $   11,030,397  $   11,005,742   $  4,892,872   $  5,230,089
Common stock - affiliated                                              2,384,809       2,384,809      2,231,362      2,231,362
Common stock - unaffiliated                                               15,051          15,051         13,531         13,531
Preferred stocks                                                          12,131          12,131             --             --
Short-term investments                                                   540,406         540,253             --             --
Mortgage loans                                                         1,448,164       1,451,898        173,862        176,526
Policy loans                                                             284,893         284,893        302,207        302,207
Cash and equivalents                                                     481,711         481,711        329,319        329,319
Other invested assets                                                    550,253         550,253        429,223        429,223
                                                                  --------------  --------------  -------------   ------------
Total                                                             $   16,747,815  $   16,726,741  $   8,372,376   $  8,712,257
                                                                  ==============  ==============  =============   ============

FINANCIAL LIABILITIES
Other contract deposit funds                                      $      751,090  $      802,072  $     539,226   $    565,798
Dividend accumulations                                                    10,510          10,510         10,861         10,861
                                                                  --------------  --------------  -------------   ------------
Total                                                             $      761,600  $      812,582  $     550,087   $    576,660
                                                                  ==============  ==============  =============   ============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

5. FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) Boston. Through its membership, the Company has issued funding agreements to the FHLB of Boston in exchange for cash advances in the amount of $239,108. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Boston for use in general operations would be accounted for as borrowed money.

The table below indicates the amount of FHLB Boston stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Boston.

                                                                                                 DECEMBER 31,     DECEMBER 31,
                                                                                                     2018             2017
                                                                                                ---------------  ---------------
FHLB stock purchased/owned as part of the agreement                                             $        15,051  $        13,531
Collateral pledged to the FHLB                                                                          483,541          340,000
Funding capacity currently available                                                                    500,000          500,000
Total reserves related to funding agreement                                                             239,108          200,530
Agreement assets and liabilities
 General account assets                                                                                  15,051           13,531
 General account liabilities                                                                            239,108          200,530

The Company invested in Class B of membership stock which is not eligible for redemption. The maximum amount of collateral pledge to the FHLB at any time during the year 2018 and 2017 totaled to $486,608 and $365,696, respectively. The maximum amount of aggregate borrowings from an FHLB at any time during the year 2018 and 2017, the actual or estimated maximum borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $500,000 and $500,000, respectively.

6. FEDERAL INCOME TAXES

COMPONENTS OF NET DEFERRED TAX ASSET/(LIABILITY)

The net deferred tax asset/liability at December 31, 2018 and 2017 and the change is comprised of the following components:

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

                                                                                               DECEMBER 31, 2018
                                                                                  ---------------------------------------------
                                                                                    ORDINARY        CAPITAL          TOTAL
                                                                                  --------------  -------------   -------------
Gross deferred tax assets                                                         $       84,615  $      32,112   $     116,727
Statutory valuation allowance adjustments                                                     --             --              --
                                                                                  --------------  -------------   -------------
Adjusted gross deferred tax assets                                                        84,615         32,112         116,727
Deferred tax assets nonadmitted                                                               --             --              --
                                                                                  --------------  -------------   -------------
   Subtotal net admitted deferred tax asset                                               84,615         32,112         116,727
Gross deferred tax liabilities                                                            70,869             --          70,869
                                                                                  --------------  -------------   -------------
   Net admitted deferred tax asset / (liability)                                  $       13,746  $      32,112   $      45,858
                                                                                  ==============  =============   =============

                                                                                               DECEMBER 31, 2017
                                                                                  ---------------------------------------------
                                                                                    ORDINARY        CAPITAL          TOTAL
                                                                                  --------------  -------------   -------------
Gross deferred tax assets                                                         $       54,210  $      43,750   $      97,960
Statutory valuation allowance adjustments                                                     --             --              --
                                                                                  --------------  -------------   -------------
Adjusted gross deferred tax assets                                                        54,210         43,750          97,960
Deferred tax assets nonadmitted                                                            3,501          4,071           7,572
                                                                                  --------------  -------------   -------------
   Subtotal net admitted deferred tax asset                                               50,709         39,679          90,388
Gross deferred tax liabilities                                                            31,445             --          31,445
                                                                                  --------------  -------------   -------------
   Net admitted deferred tax asset / (liability)                                  $       19,264  $      39,679   $      58,943
                                                                                  ==============  =============   =============

                                                                                                     CHANGE
                                                                                  ---------------------------------------------
                                                                                    ORDINARY        CAPITAL          TOTAL
                                                                                  --------------  -------------   -------------
Gross deferred tax assets                                                         $       30,405  $     (11,638)  $      18,767
Statutory valuation allowance adjustments                                                     --             --              --
                                                                                  --------------  -------------   -------------
Adjusted gross deferred tax assets                                                        30,405        (11,638)         18,767
Deferred tax assets nonadmitted                                                           (3,501)        (4,071)         (7,572)
                                                                                  --------------  -------------   -------------
   Subtotal net admitted deferred tax asset                                               33,906         (7,567)         26,339
Gross deferred tax liabilities                                                            39,424             --          39,424
                                                                                  --------------  -------------   -------------
   Net admitted deferred tax asset / (liability)                                  $       (5,518) $      (7,567)  $     (13,085)
                                                                                  ==============  =============   =============

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

COMPONENTS OF ADMISSION CALCULATION

The admission calculation components under SSAP No. 101 are as follows:

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

                                                                                               DECEMBER 31, 2018
                                                                                  ----------------------------------------------
                                                                                    ORDINARY         CAPITAL          TOTAL
                                                                                  --------------   -------------   -------------
Federal income taxes paid in prior years recoverable through loss carrybacks      $           --   $          --   $          --
Adjusted gross deferred tax assets expected to be realized (excluding threshold
  limitation)                                                                             21,671          32,112          53,783
Adjusted gross deferred tax assets allowed per limitation                                     --              --         406,539
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets
   from above) offset by gross deferred tax liabilities                                   62,944              --          62,944
                                                                                  --------------   -------------   -------------
Deferred tax assets admitted as the result of application of SSAP No. 101         $       84,615   $      32,112   $     116,727
                                                                                  ==============   =============   =============

                                                                                               DECEMBER 31, 2017
                                                                                  ----------------------------------------------
                                                                                    ORDINARY         CAPITAL          TOTAL
                                                                                  --------------   -------------   -------------
Federal income taxes paid in prior years recoverable through loss carrybacks      $           --   $          --   $          --
Adjusted gross deferred tax assets expected to be realized (excluding threshold
   limitation)                                                                            19,264          39,679          58,943
Adjusted gross deferred tax assets allowed per limitation                                     --              --         354,857
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets
   from above) offset by gross deferred tax liabilities                                   31,445              --          31,445
                                                                                  --------------   -------------   -------------
Deferred tax assets admitted as the result of application of SSAP No. 101         $       50,709   $      39,679   $      90,388
                                                                                  ==============   =============   =============

                                                                                                     CHANGE
                                                                                  ----------------------------------------------
                                                                                    ORDINARY         CAPITAL          TOTAL
                                                                                  --------------   -------------   -------------
Federal income taxes paid in prior years recoverable through loss carrybacks      $           --   $          --   $          --
Adjusted gross deferred tax assets expected to be realized (excluding threshold
   limitation)                                                                             2,407          (7,567)         (5,160)
Adjusted gross deferred tax assets allowed per limitation                                                                 51,682
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets
   from above) offset by gross deferred tax liabilities                                   31,499              --          31,499
                                                                                  --------------   -------------   -------------
Deferred tax assets admitted as the result of application of SSAP No. 101         $       33,906   $      (7,567)  $      26,339
                                                                                  ==============   =============   =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

OTHER ADMISSIBILITY CRITERIA

                                                                                                          DECEMBER 31,
                                                                                                  -----------------------------
                                                                                                      2018            2017
                                                                                                  -------------   -------------
Ratio percentage used to determine recovery period                                                          879%            923%
Ratio percentage used to determine recovery period and threshold limitation
  amount                                                                                          $   2,714,037   $   2,365,715

IMPACT OF TAX PLANNING STRATEGIES

                                                                                               DECEMBER 31, 2018
                                                                                  ----------------------------------------------
DETERMINATION OF ADJUSTED GROSS DEFERRED TAX ASSETS AND NET ADMITTED DEFERRED
TAX ASSETS, BY TAX CHARACTER AS A PERCENTAGE                                         ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------  --------------   -------------   -------------
Adjusted gross DTAs                                                               $       84,615   $      32,112   $     116,727
Percentage of adjusted gross DTAs by tax character attributable to the impact
  of tax planning strategies.                                                                 13%              0%              9%
Net admitted adjusted gross DTAs                                                          84,615          32,112         116,727
Percentage of net admitted adjusted gross DTAs by tax character admitted
  because of the impact of tax planning strategies                                            13%              0%             10%

                                                                                               DECEMBER 31, 2017
                                                                                  ----------------------------------------------
                                                                                    ORDINARY         CAPITAL          TOTAL
                                                                                  --------------   -------------   -------------
Adjusted gross DTAs                                                               $       54,210   $      43,750   $      97,960
Percentage of adjusted gross DTAs by tax character attributable to the impact
  of tax planning strategies.                                                                 16%              0%              9%
Net admitted adjusted gross DTAs                                                          50,709          39,679          90,388
Percentage of net admitted adjusted gross DTAs by tax character admitted
  because of the impact of tax planning strategies                                            17%              0%             10%

                                                                                                     CHANGE
                                                                                  ----------------------------------------------
                                                                                    ORDINARY         CAPITAL          TOTAL
                                                                                  --------------   -------------   -------------
Adjusted gross DTAs                                                               $       30,405   $     (11,638)  $      18,767
Percentage of adjusted gross DTAs by tax character attributable to the impact
   of tax planning strategies.                                                                (3)%             0%              0%
Net admitted adjusted gross DTAs                                                          33,906          (7,567)         26,339
Percentage of net admitted adjusted gross DTAs by tax character admitted
   because of the impact of tax planning strategies                                           (4)%             0%              0%

Does the Company's tax-planning strategies include the use of reinsurance?
Yes /X/        No / /

There are no temporary differences for which deferred tax liabilities are not recognized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

CURRENT TAX EXPENSE AND CHANGE IN DEFERRED TAX

Current income taxes incurred consist of the following categories:

                                                                                                  DECEMBER 31,
                                                                                  ----------------------------------------------
                                                                                      2018             2017            2016
                                                                                  --------------   -------------   -------------
Federal income tax expense (benefit) on operations                                $       40,965   $     (71,209)  $     (46,319)
Federal income tax on net capital gains                                                    3,783          (2,921)         (6,268)
Tax on litigation reserve (prior year adjustment)                                         (3,780)             --              --
                                                                                  --------------   -------------   -------------
Current year income tax expense                                                   $       40,968   $     (74,130)  $     (52,587)
                                                                                  ==============   =============   =============

The main components of the deferred tax amounts from book/tax differences are as follows:

                                                                                                  DECEMBER 31,
                                                                                  ----------------------------------------------
                                                                                      2018             2017           CHANGE
                                                                                  --------------   -------------   -------------
ORDINARY
Policyholder reserves                                                             $       12,383   $       9,468   $       2,915
Deferred acquisition costs                                                                60,013          35,501          24,512
Net operating loss carry-forward                                                           6,039           2,789           3,250
Foreign tax credit                                                                           787              --             787
Ceding commission                                                                          2,885           4,775          (1,890)
Other                                                                                      2,508           1,677             831
                                                                                  --------------   -------------   -------------
                                                                                          84,615          54,210          30,404
Nonadmitted                                                                                   --           3,501          (3,501)
                                                                                  --------------   -------------   -------------
Admitted ordinary deferred tax asset                                                      84,615          50,709          33,906

CAPITAL
Investments                                                                               32,112          43,750         (11,638)
Nonadmitted                                                                                   --           4,071          (4,071)
                                                                                  --------------   -------------   -------------
Admitted capital deferred tax asset                                                       32,112          39,679          (7,567)
                                                                                  --------------   -------------   -------------
Admitted deferred tax asset                                                       $      116,727   $      90,388   $      26,339
                                                                                  ==============   =============   =============

DEFERRED TAX LIABILITIES
ORDINARY
Fixed assets                                                                      $       36,463   $          --   $      36,463
Investments                                                                               15,810          21,731          (5,921)
Reserve transition adjustment due to TCJA                                                  4,730             798           3,932
Section 807(f) Adjustment                                                                  1,577           2,366            (789)
Other                                                                                     12,289           6,550           5,739
                                                                                  --------------   -------------   -------------
                                                                                          70,869          31,445          39,424
CAPITAL
Investments                                                                                   --              --              --
                                                                                  --------------   -------------   -------------
Deferred tax liabilities                                                                  70,869          31,445          39,424
                                                                                  --------------   -------------   -------------
Net deferred tax assets                                                           $       45,858   $      58,943   $     (13,085)
                                                                                  ==============   =============   =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

TAX CUTS AND JOBS ACT

H.R. 1 commonly referred to as the Tax Cuts and Jobs Act, or TCJA, was enacted into U.S. law on December 22, 2017. This law includes a broad range of tax reform changes that will affect U.S. businesses, including changes to corporate tax rates, business deductions and international tax provisions.

The Company records the effect of changes in tax laws or rates at the date of enactment. In the U.S., the enactment date is considered to be the date that the President signs the legislation. TCJA reduces the corporate tax rate to 21%, effective January 1, 2018. Consequently, the Company has recorded a decrease related to gross deferred tax assets of $65,307 and gross deferred tax liabilities of $20,963 for the year ended December 31, 2017. The impact of TCJA on reserves has resulted in a deferred tax asset and liability of $798 being recorded related to the reserves transition adjustment. The Company booked an additional $4,608 related to the reserves transition adjustment for the year ended December 31, 2018 to true up the estimate booked as of December 31, 2017, and one-eighth of the transition adjustment was included in 2018 taxable income.

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

                                      DECEMBER 31, 2018                           DECEMBER 31, 2017
TOTAL DEFERRED TAX ASSETS   -----------------------------------------   -----------------------------------------
(ADMITTED AND NONADMITTED)    ORDINARY       CAPITAL         TOTAL        ORDINARY       CAPITAL         TOTAL         CHANGE
--------------------------  ------------  -------------  ------------   ------------  -------------  ------------  -------------
Total deferred tax
   liabilities              $     84,615  $      32,112  $    116,727   $     54,210  $      43,750  $     97,960  $      18,767
Net deferred tax assets/
   (liabilities)                  70,869             --        70,869         31,445             --        31,445         39,424
                            ------------  -------------  ------------   ------------  -------------  ------------  -------------
Tax effect of unrealized
   (gain) / losses          $     13,746  $      32,112  $     45,858   $     22,765  $      43,750  $     66,515  $     (20,657)
                            ============  =============  ============   ============  =============  ============
Change in net deferred
   income tax                                                                                                                224
                                                                                                                   -------------
                                                                                                                   $     (20,881)
                                                                                                                   =============

RECONCILIATION OF FEDERAL INCOME TAX RATE TO ACTUAL RATE

The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

                                                                                              DECEMBER 31, 2018
                                                                                ---------------------------------------------
                                                                                   AMOUNT        TAX EFFECT    EFFECTIVE RATE
                                                                                --------------  -------------  --------------
Provision computed at statutory rate                                            $       21,802  $       4,578           21.00%
Dividend received deduction                                                             (5,000)        (1,050)          (4.82)%
IMR                                                                                    311,784         65,475          300.33%
Disregarded single member LLCs                                                            (975)          (205)          (0.94)%
Ceding commission                                                                      (11,265)        (2,366)         (10.85)%
Litigation Accrual                                                                     (18,000)        (3,780)         (17.34)%
Other                                                                                   (4,056)          (852)          (3.91)%
Prior year adjustments                                                                     231             49            0.22%
                                                                                --------------  -------------  --------------
Total                                                                           $      294,520  $      61,849          283.69%
                                                                                ==============  =============  ==============

Federal income taxes incurred                                                                          40,968          187.91%
Change in net deferred income taxes                                                                    20,881           95.78%
                                                                                                -------------  --------------
Total statutory income tax expense benefit                                                      $      61,849          283.69%
                                                                                                =============  ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

At December 31, 2018, the Company has $28,755 of net operating loss carryforwards if not utilized will expire in 2019, and no capital loss carryforwards.

At December 31, 2018 , the Company has $787 in foreign tax credit carryforwards if not utilized will expire in 2027.

As a result of TCJA, the Company can no longer carry-back losses generated in 2018 or future years.

The Company will file a consolidated tax return with FAFLIC, Accordia, Cape Verity I, Inc. (CVI), Cape Verity II, Inc. (CVII), Cape Verity III, Inc. (CVIII), Gotham Re, Inc.(Gotham Re), FNLIC and FLIC for the period ending December 31, 2018. The FAFLIC entity joined the consolidated group as of January 1, 2016. The Company has a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined Federal income tax is allocated to each entity within the consolidated group.

In 2018, the Internal Revenue Service (IRS) had an open conference and started the audit for the 2016 tax year for the Company and its subsidiaries. There have been no proposed adjustments and the Company does not anticipate any adjustments that will result in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reasonable estimate can be made for tax loss contingencies and none have been recorded.

In June 2007, the Financial Accounting Standard Board (FASB) issued FASB interpretation (FIN) No. 48, ACCORDING FOR UNCERTAINTY IN INCOME TAXES (FIN No.
48). The NAIC is still evaluating the applicability of FIN No. 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R, LIABILITIES, CONTINGENCIES AND IMPAIRMENTS OF ASSETS (SSAP No. 5R). The Company believes that its income tax filing positions and deductions will be sustained in audit, and does not anticipate any adjustments that will results in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP No. 5R as modified by SSAP No. 101.

7. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

Effective June 1, 2018, the Company entered into a coinsurance agreement with Talcott Resolution Life Insurance Company (TLIC) and Talcott Resolution Life and Annuity Insurance Company (TLIAC), whereby it assumed $7,899,829 of fixed annuity and payout annuity reserves and deposits and retroceded $855,796, to a non-affiliated reinsurer on a coinsurance basis.

Effective June 30, 2018, the Company retroceded $6,273,719 of the same reserves and deposits to GA Re, an affiliated reinsurer, on a funds withheld modified coinsurance basis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

Reinsurance assumed for the years ended December 31, is as follows:

                                                                                                  DECEMBER 31,
                                                                                  --------------------------------------------
                                                                                       2018            2017           2016
                                                                                  --------------  -------------  -------------
Reinsurance premiums assumed                                                      $    7,486,686  $     368,946  $     611,237
Coinsurance reserves                                                                  11,641,942      4,106,592      4,353,345

Reinsurance ceded for the years ended December 31, is as follows:

                                                                                                  DECEMBER 31,
                                                                                  --------------------------------------------
                                                                                       2018            2017           2016
                                                                                  --------------  -------------  -------------
Reinsurance premiums ceded                                                        $    6,393,764  $     424,942  $     559,766
Deduction from insurance liabilities including reinsurance recoverable on
   unpaid claims                                                                      10,825,787      4,306,478      4,578,564
Reinsurance recoverable on paid losses                                                     4,880          7,174          9,122

The effects of reinsurance for premiums for the years ended December 31, were as follows:

                                                                                                   DECEMBER 31,
                                                                                  --------------------------------------------
                                                                                      2018            2017           2016
                                                                                  --------------  -------------  -------------
Life and Accident and Health Insurance
Direct                                                                            $       92,950  $      96,113  $     104,582
Reinsurance assumed - non-affiliated                                                   7,381,561        168,772        172,598
Reinsurance assumed - affiliated                                                         105,125        200,174        438,638
Less: Reinsurance ceded - non-affiliated                                                (979,182)       (74,333)       (81,603)
Less: Reinsurance ceded - affiliated                                                  (5,414,582)      (350,609)      (478,164)
                                                                                  --------------  -------------  -------------
  Net premiums                                                                    $    1,185,872  $      40,117  $     156,051
                                                                                  ==============  =============  =============

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts at December 31, 2018 and 2017.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

8. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. As of December 31, 2018 and 2017, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

                                                          YEAR ENDED DECEMBER 31,
              -----------------------------------------------------------------------------------------------------------------
                                       2018                                                     2017
              -------------------------------------------------------  --------------------------------------------------------
                                                  NON-        NET                                         NON-         NET
                GROSS     LOADING      NET      ADMITTED    ADMITTED     GROSS     LOADING     NET      ADMITTED     ADMITTED
              ---------  ---------  ---------  ----------  ----------  ---------  --------   --------  ----------  ------------
Ordinary
   renewal    $   3,996  $     809  $   3,187  $       --  $    3,187  $   4,432  $    896   $  3,536  $       --  $      3,536
              ---------  ---------  ---------  ----------  ----------  ---------  --------   --------  ----------  ------------
Total         $   3,996  $     809  $   3,187  $       --  $    3,187  $   4,432  $    896   $  3,536  $       --  $      3,536
              =========  =========  =========  ==========  ==========  =========  ========   ========  ==========  ============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

9. ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As of December 31, 2018 and 2017, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                        YEAR ENDED DECEMBER 31, 2018
                                                -----------------------------------------------------------------------------
                                                                  SEPARATE        SEPARATE
                                                                   ACCOUNT         ACCOUNT
                                                   GENERAL          WITH           WITHOUT
                                                   ACCOUNT        GUARANTEE       GUARANTEE        TOTAL        % OF TOTAL
                                                --------------  --------------  --------------  -------------  --------------
Subject to discretionary withdrawal:
   With fair value adjustment                   $    3,345,460  $        7,448  $           --  $   3,352,908            24.9%
   At book value less current surrender
     charge of 5% or more                              357,546              --              --        357,546             2.7%
   At fair value                                            --              --       1,540,451      1,540,451            11.5%
                                                --------------  --------------  --------------  -------------  --------------
Total with adjustment or at fair value               3,703,006           7,448       1,540,451      5,250,905            39.1%
At book value without adjustment (minimal or
   no charge adjustment)                             3,991,521              --              --      3,991,521            29.7%
Not subject to discretionary withdrawal:             4,153,620              --          44,109      4,197,729            31.2%
                                                --------------  --------------  --------------  -------------  --------------
   Total (gross)                                    11,848,147           7,448       1,584,560     13,440,155           100.0%
Less: reinsurance ceded                              9,583,413              --              --      9,583,413
                                                --------------  --------------  --------------  -------------
Total (net)                                     $    2,264,734  $        7,448  $    1,584,560  $   3,856,742
                                                ==============  ==============  ==============  =============

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                -----------------------------------------------------------------------------
                                                                  SEPARATE        SEPARATE
                                                                   ACCOUNT         ACCOUNT
                                                   GENERAL          WITH           WITHOUT
                                                   ACCOUNT        GUARANTEE       GUARANTEE        TOTAL        % OF TOTAL
                                                --------------  --------------  --------------  -------------  --------------
Subject to discretionary withdrawal:
   With fair value adjustment                   $       21,126  $        9,134  $           --  $      30,260             0.5%
   At book value less current surrender
     charge of 5% or more                              300,455              --              --        300,455             4.7%
   At fair value                                            --              --       1,907,467      1,907,467            29.9%
                                                --------------  --------------  --------------  -------------  --------------
Total with adjustment or at fair value                 321,581           9,134       1,907,467      2,238,182            35.1%
At book value without adjustment (minimal or
   no charge adjustment)                             3,944,429              --              --      3,944,429            61.9%
Not subject to discretionary withdrawal:               145,918                          44,142        190,060             3.0%
                                                --------------  --------------  --------------  -------------  --------------
   Total (gross)                                     4,411,928           9,134       1,951,609      6,372,671           100.0%
Less: reinsurance ceded                              3,115,415              --              --      3,115,415
                                                --------------  --------------  --------------  -------------
Total (net)                                     $    1,296,513  $        9,134  $    1,951,609  $   3,257,256
                                                ==============  ==============  ==============  =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

10. ACCIDENT AND HEALTH POLICY AND CLAIM LIABILITIES

Substantially all of the Company's accident and health policies are ceded to third parties. The following table provides details regarding the Company's accident and health policy reserves:

                                                                                                         DECEMBER 31,
                                                                                                -------------------------------
                                                                                                     2018            2017
                                                                                                --------------  ---------------
Direct                                                                                          $        8,951  $         9,252
Reinsurance assumed - non-affiliated                                                                        24               27
Less: reinsurance ceded - affiliated                                                                      (130)            (196)
Less: reinsurance ceded - non-affiliated                                                                (8,803)          (9,033)
                                                                                                --------------  ---------------
Net reserves                                                                                    $           42  $            50
                                                                                                ==============  ===============

The Company regularly updates its estimates of policy and claims liabilities as new information becomes available and further events occur which may affect the resolution of unsettled claims for its accident and health line of business. Changes in prior estimates are generally reflected in results of operations in the year such changes are determined to be needed.

11. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends and other distributions to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Massachusetts statutes, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the MADOI, is limited to the greater of the Company's statutory net gains from operations of the preceding December 31 or 10% of the statutory policyholder's surplus as of the preceding December 31. Dividends must be paid from unassigned funds. In 2018, the maximum ordinary dividend the Company may declare without receiving prior approval from the MADOI is $281,110.

The Company's unassigned surplus was impacted by each item below as follows:

                                                                                        DECEMBER 31,
                                                                       ------------------------------------------------
                                                                            2018            2017             2016
                                                                       --------------  --------------  ----------------
         Unrealized gains (losses)                                     $      669,457  $      552,353  $        746,893
         Nonadmitted asset values                                                 (74)         (9,171)           (5,188)
         Asset valuation reserves                                             (52,671)        (39,717)          (42,004)
         Provision for reinsurance                                             (1,438)           (356)           (1,416)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

The Company must meet minimum capital and surplus requirements under a RBC formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is calculated by using a formula that applies factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $3,163,194 at December 31, 2018.

On December 29, 2017, the Company, its parent Finco and its subsidiary FLIC, restructured existing surplus notes. The Company canceled its existing surplus note with Finco-with a carrying value of $255,000 and an interest rate of 4.75%, and issued a new surplus note to Finco with a face amount of $620,000 and an interest rate of 5.75%. As consideration for this increased surplus note, the Company received a surplus note issued by FLIC with a face amount of $365,000 and an interest rate of 6.5%, which had been previously issued to Finco.

On December 14, 2018, with the approval of the MADOI, the Company terminated its existing $620,000 surplus note and settled accrued interest of $7,328. At the same time, the Company issued a new surplus note to Finco with a face amount of $820,000 and an interest rate of 6.25%. As consideration for this increased surplus note, the Company received a net $200,000 in cash, related to note principal, from these transactions.

12. RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS

The Company and its subsidiaries entered into a Services and Expense Agreement with Global Atlantic Financial Group Limited (GAFG) and GA Finco under which GAFG and GA Finco and their affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the MADOI. The Company recognized $38,767 and $40,037 in intercompany charges for 2018 and 2017, respectively.

The Company pays portfolio management fees to Goldman Sachs Asset Management
(GSAM), a related party of Goldman Sachs Group Inc. in connection with the Company's variable products, certain separate accounts invest in funds of the Goldman Sachs Variable Insurance Trust (GSVIT) and Goldman Sachs Trust (GST). Management fees are paid directly to GSAM by GSVIT and GST and to GSAM for investment management by the Company. Certain distribution and administration fees are payable to the Company by Goldman Sachs & Co. (GSCO) and GSAM. This resulted in a payable to GSAM of $3,094 and $1,000 at December 31, 2018 and 2017, respectively and expenses of $2,463 and $2,795 for the periods ending December 31, 2018 and 2017, respectively which are included in the intercompany charges above.

The Company has funds withheld agreements with related parties. Amounts due from affiliates related to funds withheld agreements were $2,308 and $16,425 as of December 31, 2018 and 2017 respectively. Amounts due to affiliates related to funds withheld agreements were $164,482 and $11,216 as of December 31, 2018 and 2017, respectively. All intercompany balances related to funds withheld agreements are settled subsequent to year end.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

The Company has agreements with affiliated parties FAFLIC and GA Re to receive certain fee income related to policyholder administration of $23,145 and $17,174 for the years ended December 31, 2018 and 2017, respectively. The Company also has agreements with affiliated party FLIC to provide reimbursement of certain fees related to policyholder administration of $3,445 and $5,716 for the years ended December 31, 2018 and 2017, respectively. Additionally, the Company had $3,737 and $3,995 receivable at December 31, 2018 and 2017, respectively.

PAYABLE/RECEIVABLES FROM AFFILIATES

As of December 31, 2018 and 2017, the Company reported $8,697 and $4,276 due to affiliates and $226 and $0 due from affiliates. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The Company and certain subsidiaries and affiliates are part of an intercompany borrowing arrangement whereby companies may borrow from one another on a short-term basis for various purposes. In May 2018, the Company borrowed $260,000 for a one month period to support certain investing activities, and in November 2018, the Company borrowed $200,000 to support certain investing activities in advance of upsizing its surplus note by the same amount. The Company did not have any borrowings outstanding as of December 31, 2018 and 2017.

GUARANTEES OR CONTINGENCIES FOR RELATED PARTIES

In connection with the acquisition of the Company, GAFG, a Bermuda company, provided certain written assurances (the 2013 Keepwell Agreement) to the Commissioner of the MADOI (the Commissioner). GAFG agreed to make capital contributions to the Company, subject to a maximum of $250,000, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100% of the Company Action Level. Such assurances have been provided solely to the Commissioner by GAFG, and terminate in 2018 or at such time as Goldman Sach's owns less than 10% of the voting securities of GAFG.

On December 19, 2012, the Company entered into an agreement to guarantee the performance of FAFLIC, related to the insurance of a block of fixed annuities. The remaining liabilities of this block of business at December 31, 2018 and 2017 were $1,008,500 and $1,089,991, respectively.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business.

The third party to the Stock Purchase Agreement entered into by the Company on July 30, 2008 has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in said agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

In connection with the process of converting over 500,000 in-force life insurance policies (representing policies for the Company's subsidiaries FAFLIC and Accordia) from systems managed by Athene Holdings Limited to the platform of one of our third party services providers DXC, or the "Conversion", the Company, FAFLIC and Accordia expect to incur a variety of litigation-related costs. On June 28, 2018 a subsidiary of Athene and FAFLIC entered into a consent order with the New York State Department of Financial Services, or "NYSDFS," relating to the NYSDFS' market conduct examination findings that related primarily to disruptions in servicing caused by the Conversion. Pursuant to the consent order, Athene paid the NYSDFS a fine of $15,000 and will also take corrective actions and provide remediation to policyholders impacted by the Conversion. The agreements between FAFLIC, the Company, and Athene provide indemnities to Athene, including for fines and penalties resulting from violations of law.

The Company had accrued $18,000 as a reserve for this indemnity guarantee as of December 31, 2017, of which $15,000 was paid in July 2018. The remaining $3,000 liability for indemnity guarantee was written off by the Company and rebooked by Accordia during September 2018.

ASSESSMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

COMMITMENTS

The Company has operational servicing agreements with third party administrators for contract / policy administration over certain of the Company's fixed annuity, traditional life, variable annuity, and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

As of December 31, 2018 the purchase commitments relating to the agreement with the third party administrator were as follows:

2019                        $        7,815
2020                                 5,228
2021                                 4,003
2022                                 3,744
2023                                   877
                            --------------
   Total                    $       21,667
                            ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

As of December 31, 2018, commitments to make additional investments to LLC's total $13,691.

14. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2018 through April 9, 2019, the date that these financial statements were available to be issued, and determined that there is no Type I Recognized, and the following Type II subsequent events:

On March 19, 2019, with a retroactive effective date of January 1, 2019, the Company assumed a $1.65 billion block of fixed annuity business from an unaffiliated counterparty on a coinsurance basis.

15.  COMPOSITION OF OTHER ASSETS AND LIABILITIES

Other assets consist of the following:

                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
                                                                                                      2018            2017
                                                                                                 --------------  --------------
Guaranty funds receivable or on deposit                                                          $          514  $          616
Miscellaneous receivables                                                                                 1,898           8,271
                                                                                                 --------------  --------------
   Total other assets                                                                            $        2,412  $        8,887
                                                                                                 ==============  ==============

Other liabilities consist of the following:

                                                                                                          DECEMBER 31,
                                                                                                 ------------------------------
                                                                                                      2018            2017
                                                                                                 --------------  --------------
Payables in process                                                                              $       14,517  $       10,358
Policyholder liabilities                                                                                 22,136          21,200
Miscellaneous liabilities                                                                                 4,785          42,515
Derivative liabilities                                                                                      802             893
                                                                                                 --------------  --------------
   Total other liabilities                                                                       $       42,240  $       74,966
                                                                                                 ==============  ==============

Other income consist of the following:

                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                      2018            2017            2016
                                                                                 --------------  --------------  --------------
Net assumed adjustment to IMR                                                    $      (36,664) $         (884) $           --
Service fee revenue                                                                       9,668              --              --
Guarantee minimum benefit rider fees                                                      6,450           6,181           5,243
Other income                                                                                346             726           5,317
                                                                                 --------------  --------------  --------------
   Total other income                                                            $      (20,200)  $       6,023   $      10,560
                                                                                 ==============  ==============  ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

16. INVESTMENTS IN AFFILIATES

The Company owns four subsidiaries as of December 31, 2018. FAFLIC is a stock life insurance company organized under the laws of Massachusetts. Accordia is a stock life insurance company organized under the laws of Iowa. FLIC is a stock life insurance company organized under the laws of Indiana. FNLIC is a stock insurance company organized under the laws of Texas. Both FAFLIC and Accordia are 100% owned by the Company. As of December 29, 2017, the Company owns 100% of FLIC and FNLIC and all are accounted for under the equity method. Prior to that date, the Company owned 95% of FLIC and FNLIC.

Accordia follows Iowa Administrative Code (IAC) Section 191-97, Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve, which reflects a departure from NAIC SAP. As a result, Accordia's net income from operations decreased by $19,604 for the year ended December 31, 2018 and Accordia's statutory surplus increased by $31,140 as of December 31, 2018. Had Accordia not used this permitted practice, the NAIC SAP basis RBC levels would not have triggered a regulatory event.

FLIC, with the permission of the Commissioner of Insurance in the State of Indiana, uses the Plan Type A discount rate with a guaranteed duration of less than 5 years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. As a result, FLIC's net income from operations decreased by $39,533 for the year ended December 31, 2018 and FLIC's statutory surplus decreased by $31,758 as of December 31, 2018. Had FLIC not used this permitted practice, the NAIC SAP basis RBC levels would not have triggered a regulatory event.

In 2018, the Company made aggregate cash capital contributions of $30,000, all of which went to Accordia.

On December 29, 2017 the Company received a non-cash capital contribution for the remaining 5% ownership of FLIC and FNLIC, valued at $67,363.

On December 29, 2017, the Company received a $125,000 extraordinary dividend from FLIC, which included a $90,760 transfer of invested assets and $34,240 in cash.

On December 29, 2017, the Company received a surplus note issued by FLIC with a face amount of $365,000 and an interest rate of 6.5%, which had previously been issued to Finco.

On June 30, 2017, the Company received an $180,500 extraordinary cash dividend from FLIC.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

Summarized financial information for subsidiaries from the annual statement for the years ended December 31 is as follows:

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS

                                                                                                      2018            2017
                                                                                                 --------------  --------------
ASSETS
Investments                                                                                      $   38,146,566  $   38,139,543
Other assets                                                                                          1,942,995       2,210,994
Separate account assets                                                                               3,102,282       3,609,946
                                                                                                 --------------  --------------
   Total assets                                                                                  $   43,191,843  $   43,960,483
                                                                                                 ==============  ==============

LIABILITIES
Benefit and loss reserves                                                                        $   24,725,713  $   21,025,568
Other liabilities                                                                                    12,643,018      16,774,597
Separate account liabilities                                                                          3,102,136       3,609,545
                                                                                                 --------------  --------------
   Total liabilities                                                                                 40,470,867      41,409,710

Stockholder's equity                                                                                  2,720,976       2,550,773
                                                                                                 --------------  --------------
   Total liabilities and stockholder's equity                                                    $   43,191,843  $   43,960,483
                                                                                                 ==============  ==============

STATEMENTS OF OPERATIONS

                                                                                                      2018            2017
                                                                                                 --------------  --------------
REVENUE
Premiums, commissions and fees                                                                   $    5,466,338  $   (3,771,287)
Net investment income and other income                                                                1,476,675       1,954,619
                                                                                                 --------------  --------------
   Total Revenue                                                                                      6,943,013      (1,816,668)
                                                                                                 --------------  --------------

BENEFITS AND EXPENSES
Benefits                                                                                              5,631,839      (3,527,976)
Commissions and other underwriting expenses                                                             425,178         358,983
Interest and other expenses                                                                           1,019,895       1,110,725
Federal income tax expense                                                                             (137,748)         (2,378)
                                                                                                 --------------  --------------
   Total benefits and expenses                                                                        6,939,164      (2,060,646)
                                                                                                 --------------  --------------

Realized capital gains / (losses)                                                                       139,848          26,868
                                                                                                 --------------  --------------
   Net income / (loss)                                                                           $      143,697  $      270,846
                                                                                                 ==============  ==============

The Company's purchase of Accordia (which at the time of acquisition was named Presidential Life Insurance Company -- USA) under the statutory purchase method of accounting on September 30, 2013, created goodwill of $2,000. The Company's purchase of FLIC under the statutory purchase method of accounting on January 2, 2014, created goodwill of $74,000. Pursuant to SSAP No. 68, $37,983 of the goodwill was deemed an admitted asset at

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

December 31, 2018. Goodwill is recognized as part of the carrying amount of the investment in subsidiary and amortized on a straight line basis over a ten year period. Goodwill amortization expense was $7,607 and $7,607 for the years ended December 31, 2018 and December 31, 2017 respectively.

17. SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity and variable life transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company's separate account statement includes legally insulated assets of $2,053,948 and $2,512,672 as of December 31, 2018 and 2017, respectively. The assets legally insulated from the general account as of December 31, 2018 are attributed to the following products/transactions:

PRODUCT/TRANSACTION                                                            LEGALLY INSULATED ASSETS   (NOT LEGALLY INSULATED)
----------------------------------------------------------------------------  -------------------------  -------------------------
Variable annuities                                                            $               1,598,009  $                      --
Variable life insurance products                                                                455,939                         --
                                                                              -------------------------  -------------------------
Total                                                                         $               2,053,948  $                      --
                                                                              =========================  =========================

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. Some variable annuities provide a guaranteed minimum income benefit, for which a level of payments is guaranteed to the annuitant regardless of the performance of the market. The maximum amount associated with death benefit guarantees, and income benefit guarantees for 2018 was $687,289 with associated risk charges paid by the separate account to compensate for these risks of $1,775.

The maximum amount associated with death benefit guarantees, and income benefit guarantees for 2017 was $587,250 with associated risk charges paid by the separate account to compensate for these risks of $1,817.

Information regarding the Separate Accounts of the Company as of December 31, 2018 is as follows:

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

                                                                   NON-INDEXED     NON-INDEXED        NON-
                                                                    GUARANTEE       GUARANTEE      GUARANTEED
                                                                   LESS THAN /      MORE THAN       SEPARATE
2018                                                 INDEXED       EQUAL TO 4%         4%           ACCOUNTS         TOTAL
------------------------------------------------  --------------  --------------  --------------  -------------   -------------
Premiums, considerations or deposits              $           --  $           --  $           --  $      27,655   $      27,655

Reserves
   For accounts with assets at:
     At fair value                                            --           7,448              --      2,041,114       2,048,562

By withdrawal characteristics
   With MV adjustment                                         --           7,448              --             --           7,448
     At fair value                                            --              --              --      2,001,840       2,001,840

Not subject to discretionary withdrawal                       --              --              --         39,274          39,274
                                                  --------------  --------------  --------------  -------------   -------------

Total                                             $           --  $        7,448  $           --  $   2,041,114   $   2,048,562
                                                  ==============  ==============  ==============  =============   =============

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2018 is as follows:

Transfers to separate accounts                                                                                     $       27,655
Transfers from separate accounts                                                                                         (299,558)
                                                                                                                   --------------
Net transfers from separate accounts                                                                                     (271,903)
Reconciling adjustments:
Administration and policy fees                                                                                            (28,722)
Reinsurance                                                                                                               237,279
                                                                                                                   --------------
     Transfers as reported in the statements of operations                                                         $      (63,346)
                                                                                                                   ==============

Information regarding the Separate Accounts of the Company as of December 31, 2017 is as follows:


                                                                   NON-INDEXED     NON-INDEXED        NON-
                                                                    GUARANTEE       GUARANTEE      GUARANTEED
                                                                   LESS THAN /      MORE THAN       SEPARATE
2017                                                 INDEXED       EQUAL TO 4%         4%           ACCOUNTS         TOTAL
------------------------------------------------  --------------  --------------  --------------  -------------   -------------
Premiums, considerations or deposits              $           --  $           26  $           --  $      34,071   $      34,097

Reserves
   For accounts with assets at:
     At fair value                                            --           9,134              --      2,491,131       2,500,265

By withdrawal characteristics
   With MV adjustment                                         --           9,134              --             --           9,134
     At fair value                                            --              --              --      2,446,989       2,446,989

Not subject to discretionary withdrawal                       --              --              --         44,142          44,142
                                                  --------------  --------------  --------------  -------------   -------------

Total                                             $           --  $        9,134  $           --  $   2,491,131   $   2,500,265
                                                  ==============  ==============  ==============  =============   =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
(DOLLARS IN THOUSANDS)

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2017 is as follows:

Transfers to separate accounts                                                                                    $      34,098
Transfers from separate accounts                                                                                       (315,584)
                                                                                                                  -------------
Net transfers from separate accounts                                                                                   (281,486)
Reconciling adjustments:
Administration and policy fees                                                                                          (29,903)
Reinsurance                                                                                                             262,049
                                                                                                                  -------------
   Transfers as reported in the statements of operations                                                          $     (49,340)
                                                                                                                  =============

18. RECONCILIATION TO ANNUAL STATEMENT

The following schedule reconciles amounts reported by the Company to regulatory authorities to the amounts as reported in the accompanying statutory financial statements as of and for the year ended December 31, 2018.

                                                                   CAPITAL AND     NET INCOME       ADMITTED
                                                                     SURPLUS         (LOSS)          ASSETS        LIABILITIES
                                                                  --------------  --------------  -------------   -------------
As reported in the 2018 statutory annual statement                $    2,788,001  $      (22,946) $  19,255,382   $  16,467,381

Tax effect of indemnity guarantee reserve                                     --           3,780             --              --
Increase in carrying value of subsidiary                                  23,094              --         23,094              --
                                                                  --------------  --------------  -------------   -------------

Total                                                             $    2,811,095  $      (19,166) $  19,278,476   $  16,467,381
                                                                  ==============  ==============  =============   =============

The following schedule reconciles amounts reported by the Company to regulatory authorities to the amounts as reported in the accompanying statutory financial statements as of and for the year ended December 31, 2017.

                                                                   CAPITAL AND     NET INCOME       ADMITTED
                                                                     SURPLUS         (LOSS)          ASSETS        LIABILITIES
                                                                  --------------  --------------  -------------  --------------
As reported in the 2017 statutory annual statement                $    2,488,248  $      267,841  $  11,301,518   $   8,813,270

Reserve for indemnity guarantee                                          (18,000)        (18,000)            --          18,000
                                                                  --------------  --------------  -------------   -------------

Total                                                             $    2,470,248  $      249,841  $  11,301,518   $   8,831,270
                                                                  ==============  ==============  =============   =============

                           SUPPLEMENTARY INFORMATION

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY BASIS FINANCIAL DATA
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

Investment income earned
     Bonds, term notes and loans                                                                                  $     445,602
     Preferred stocks                                                                                                        93
     Common stocks                                                                                                           --
     Mortgage loans                                                                                                      49,777
     Premium notes, policy loans and liens                                                                               19,701
     Cash equivalents and short-term investments                                                                         16,112
     Other invested assets                                                                                                2,945
     Derivative instruments                                                                                                  --
                                                                                                                  -------------
     Gross investment income                                                                                      $     534,230
                                                                                                                  =============

Other long term assets - statement value                                                                          $     518,887
                                                                                                                  -------------

Bonds and short-term investments by maturity and class
  By maturity (weighted based on future cashflows) - statement value

     Due within one year or less                                                                                  $     895,805
     Over 1 year through 5 years                                                                                      2,014,681
     Over 5 years through 10 years                                                                                    2,886,055
     Over 10 years                                                                                                    2,315,269
     Over 20 years                                                                                                    3,458,993
                                                                                                                  -------------
       Total by maturity                                                                                          $  11,570,803
                                                                                                                  -------------

  By class - statement value
     Class 1                                                                                                      $   8,920,727
     Class 2                                                                                                          2,500,501
     Class 3                                                                                                            117,455
     Class 4                                                                                                             30,161
     Class 5                                                                                                              1,959
     Class 6                                                                                                                 --
                                                                                                                  -------------
     Total by class                                                                                               $  11,570,803
                                                                                                                  =============

Total bonds publicly traded                                                                                       $   8,290,385
Total bonds privately traded                                                                                          3,280,418
                                                                                                                  -------------
Total                                                                                                             $  11,570,803
                                                                                                                  =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY BASIS FINANCIAL DATA
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

Mortgage loans on real estate (book value including
  nonadmitted portion):
     Commercial mortgages                                                                                         $   1,389,690
     Residential mortgages                                                                                               58,474
                                                                                                                  -------------
      Total                                                                                                       $   1,448,164
                                                                                                                  =============

Mortgage loans on real estate by standing (book value):
     Good standing                                                                                                $   1,448,164
     Interest overdue more than 90 days, not in foreclosure                                                                  --
                                                                                                                  -------------
      Total                                                                                                       $   1,448,164
                                                                                                                  =============
Stock of parents, subsidiaries, and affiliates (book value including nonadmitted portion) - common stock          $   2,384,809
                                                                                                                  -------------
Preferred stocks - statement value                                                                                $      12,131
                                                                                                                  =============

Common stocks - market value                                                                                      $   2,399,860
                                                                                                                  =============
Options, caps & floors owned - statement value                                                                    $      19,566
                                                                                                                  -------------

Short-term investments-book value                                                                                 $     540,406
Cash equivalents - book value                                                                                           406,758
Cash on deposit                                                                                                          74,953
                                                                                                                  -------------
   Total                                                                                                          $   1,022,117
                                                                                                                  -------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY BASIS FINANCIAL DATA
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

Life insurance in force
     Ordinary life                                                                                                $   2,576,650
     Group life                                                                                                   $     124,605

Amount of accidental death insurance in force under ordinary policies                                             $     158,893

Life insurance policies with disability provisions in force
     Ordinary life                                                                                                $   1,728,718
     Group life                                                                                                   $          54

Supplementary contracts in force
   Ordinary - involving life contingencies
     Amount on deposit                                                                                            $       2,160
     Amount of income payable                                                                                     $      90,986

   Ordinary - not involving life contingencies
     Amount on deposit                                                                                            $       3,493
     Amount of income payable                                                                                     $     208,386

   Group - involving life contingencies
     Amount on deposit                                                                                            $          --
     Amount of income payable                                                                                     $          --

   Group - not involving life contingencies
     Amount on deposit                                                                                            $          --
     Amount of income payable                                                                                     $          --

Annuities:
   Ordinary
     Immediate - amount of income payable                                                                         $      50,675
     Deferred - fully paid account balance                                                                        $     879,976
     Deferred - not fully paid account balance                                                                    $     299,504

   Group
     Immediate - amount of income payable                                                                         $       3,039
     Deferred - fully paid account balance                                                                        $     174,838
     Deferred - not fully paid account balance                                                                    $       3,983

Deposit funds and dividend accumulations:
     Deposit funds - account balance                                                                              $     548,919
     Dividend accumulations - account balance                                                                     $      10,510

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY BASIS FINANCIAL DATA
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

Accident and health insurance - premiums in force:
     Ordinary                                                                                                     $          --
     Group                                                                                                        $          --
     Other                                                                                                        $          11
                                                                                                                  -------------
                                                                                                                  $          11
                                                                                                                  =============

Claim payments:
     Other accident and health -
     2018                                                                                                         $       2,268
     2017                                                                                                         $       2,035

Claims reserves:
     2018                                                                                                         $       8,519
     2017                                                                                                         $       8,749

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

INVESTMENT RISK INTERROGATORIES

   1. The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $19,278,476 at December 31, 2018.

   2. The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt,
        (ii) property occupied by the Company and (iii) policy loans:

                                                                                                                   PERCENTAGE
                                                                                                                    OF TOTAL
                                                                                                                    ADMITTED
INVESTMENT CATEGORY             ISSUER                                                               AMOUNT          ASSETS
---------------------------  --------------                                                       -------------   -------------
Investment in subsidiaries             2.01   Forethought Life Insurance Company                  $   1,365,464             7.0%
Investment in subsidiaries             2.02   Accordia Life and Annuity Company                         766,567             4.0%
Cash equivalents                       2.03   Goldman Sachs                                             406,159             2.1%
Long term bonds                        2.04   Renewables Investco I I LLC                               386,788             2.0%
Surplus note                           2.05   Forethought Life Insurance Company Surplus Note           365,000             1.9%
Long term bonds                        2.06   FDF_2018-4A                                               324,000             1.7%
Long term bonds                        2.07   ANCHF_2018-6A                                             238,000             1.2%
Investment in subsidiaries             2.08   First Allmerica Financial Life Insurance Company          224,026             1.2%
Long term bonds                        2.09   GTCOP_2012-1A                                             210,024             1.1%
Long term bonds                        2.10   Dublin Asset Holdings                                     180,778             0.9%

   3. The amount and percentage of the Company's total admitted assets held in bonds and preferred stocks by NAIC rating are as follows:

                                               PERCENTAGE                                                     PERCENTAGE
                                                OF TOTAL                                                       OF TOTAL
                                                ADMITTED            PREFERRED STOCK                            ADMITTED
     BONDS NAIC RATING           AMOUNT          ASSETS               NAIC RATING                AMOUNT         ASSETS
     -----------------------  --------------  --------------  -----------------------------   -------------  --------------
       3.01           NAIC-1   $   8,920,727            46.2%          3.07          P/RP-1   $       8,299             0.1%
       3.02           NAIC-2       2,500,501            13.0%          3.08          P/RP-2           3,832             0.0%
       3.03           NAIC-3         117,455             0.6%          3.09          P/RP-3              --             0.0%
       3.04           NAIC-4          30,161             0.2%          3.10          P/RP-4              --             0.0%
       3.05           NAIC-5           1,959             0.0%          3.11          P/RP-5              --             0.0%
       3.06           NAIC-6              --             0.0%          3.12          P/RP-6              --             0.0%
                              --------------  --------------                                  -------------  --------------
                              $   11,570,803            60.0%                                 $      12,131             0.1%
                              ==============  ==============                                  =============  ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

   4.   Assets held in foreign investments are as follows:

                                                                                                           PERCENTAGE
                                                                                                            OF TOTAL
                                                                                                            ADMITTED
                                                                                               AMOUNT        ASSETS
                                                                                             ------------  ------------
                4.02          Total admitted assets held in foreign investments              $  1,206,049           6.3%
                4.03          Foreign-currency-denominated investments                       $         --           0.0%

   5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE
                                                                                                            OF TOTAL
                                                                                                            ADMITTED
                                                                                               AMOUNT        ASSETS
                                                                                             ------------  ------------
                5.01          Countries rated NAIC-1                                         $  1,205,855           6.3%
                5.02          Countries rated NAIC-2                                                  194            --%
                5.03          Countries rated NAIC-3 or less                                           --            --%
                                                                                             ------------  ------------
                                                                                             $  1,206,049           6.3%
                                                                                             ============  ============

   6. Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

                                                                                                           PERCENTAGE
                                                                                                            OF TOTAL
                                                                                                            ADMITTED
                                                                                               AMOUNT        ASSETS
                                                                                             ------------  ------------
         Countries rated NAIC-1
         6.01 Cayman Islands                                                                 $    624,009           3.2%
         6.02 Great Britain                                                                       124,041           0.6%
         Countries rated NAIC-2
         6.03 Panama                                                                                  193            --%
         Countries rated NAIC-3
         6.04                                                                                          --            --%
                                                                                             ------------  ------------
                                                                                             $    748,243           3.8%
                                                                                             ============  ============

   7-9. Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

   10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                                                              PERCENTAGE
                                                                                                                OF TOTAL
                                                                                                               ADMITTED
     ISSUER                                                                   NAIC RATING       AMOUNT          ASSETS
     --------------                                                          --------------  --------------  --------------
         10.01       Johnson Controls International                                2         $       38,084             0.2%
         10.02       WOODS_2018-12BA                                               1                 38,084             0.2%
         10.03       ANCHF 2015-1A                                                 1                 38,002             0.2%
         10.04       Astrazeneca Plc                                               2                 36,512             0.2%
         10.05       Cooperatieve Centrale Raiffese                                2                 28,239             0.1%
         10.06       Deutsche Telekom International                                2                 26,833             0.1%
         10.07       VENTR_2018-32A                                                1                 23,064             0.1%
         10.08       Lyondellbasell Industries NV                                  2                 22,005             0.1%
         10.09       OZLM Funding Ltd.                                             1                 21,068             0.1%
         10.10       Midocean Credit CLO MIDO_14-3A                                1                 21,059             0.1%
                                                                                             --------------  --------------
                                                                                             $      292,950             1.4%
                                                                                             ==============  ==============

   11. Assets held in Canadian investments are less than 2.5% of the Company's total admitted assets.

   12. Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

   13.  Assets held in equity interests:

                                                                                                              PERCENTAGE
                                                                                                               OF TOTAL
                                                                                                               ADMITTED
     ISSUER                                                                                     AMOUNT          ASSETS
     --------------                                                                          --------------  --------------
         13.02       Forethought Life Insurance Company                                      $    1,365,464             7.0%
         13.03       Accordia Life & Annuity Company                                                766,567             4.0%
         13.04       First Allmerica Financial Life Insurance Company                               224,026             1.2%
         13.05       Forethought National Life Insurance Company                                     28,752             0.1%
         13.06       Federal Home Loan Bank of Boston                                                15,051             0.1%
         13.07       MTP Energy Opportunities Fund                                                   12,942             0.1%
         13.08       GSO Energy Select Opportunities                                                  3,003              --%
         13.09       Prospect Capital Corp                                                            2,773              --%
         13.10       Gladstone Capital Corp                                                           2,570              --%
         13.11       Whitehorse Finance Inc                                                           2,443              --%

   14. Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

   15. Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

   16. With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows:

                                                                                                                  PERCENTAGE
                                                                                                                   OF TOTAL
                                                                                                                   ADMITTED
                                                    TYPE                                          AMOUNT            ASSETS
                  -------------------------------------------------------------------------   ---------------   ---------------
     16.02        Commercial                                                                  $        93,480               0.5%
     16.03        Commercial                                                                           85,750               0.4%
     16.04        Commercial                                                                           76,090               0.4%
     16.05        Residential                                                                          58,474               0.3%
     16.06        Commercial                                                                           50,250               0.3%
     16.07        Commercial                                                                           48,572               0.3%
     16.08        Commercial                                                                           46,941               0.2%
     16.09        Commercial                                                                           45,000               0.2%
     16.10        Commercial                                                                           44,084               0.2%
     16.11        Commercial                                                                           41,927               0.2%

   17. Aggregate mortgage loans have the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                                                                                                  PERCENTAGE
                                                                                                                   OF TOTAL
                                                               COMMERCIAL     RESIDENTIAL      AGRICULTURAL        ADMITTED
                                LOAN TO VALUE                    AMOUNT          AMOUNT           AMOUNT            ASSETS
                  ------------------------------------------  --------------  -------------   ---------------   ---------------
     17.01        above 95%                                               --             --                --                --%
     17.02        91 to 95%                                               --             --                --                --%
     17.03        81 to 90%                                               --             --                --                --%
     17.04        71 to 80%                                           15,678             --                --               0.1%
     17.05        below 70%                                        1,374,012         58,474                --               7.4%

   18. Assets held in real estate loans are less than 2.5% of the Company's total admitted assets.

   19. Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

   20. The Company did not have any securities lending, repurchase, reverse repurchase, dollar repurchase and dollar reverse repurchase agreements.

   21. Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

                                                                              OWNED                         WRITTEN
                                                                  ------------------------------  -----------------------------
                                                                                   PERCENTAGE                      PERCENTAGE
                                                                                    OF TOTAL                        OF TOTAL
                                                                                    ADMITTED                        ADMITTED
                                                                     AMOUNT          ASSETS          AMOUNT          ASSETS
                                                                  --------------  --------------  -------------   -------------
   21.01   Hedging                                                $       19,566             0.1% $          21             0.0%
   21.02   Income generation                                                  --             0.0%            --             0.0%
   21.03   Other                                                              --             0.0%            --             0.0%
                                                                  --------------  --------------  -------------   -------------
                                                                  $       19,566             0.1% $          21             0.0%

   22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

                                                           AT YEAR END                       AT END OF EACH QUARTER
                                                  ------------------------------  ---------------------------------------------
                                                        1               2          1ST QUARTER    2ND QUARTER     3RD QUARTER
                                                  --------------  --------------  --------------  -------------  --------------
   22.01   Hedging                                        18,130             0.1% $        7,045  $      18,535  $        9,956
   22.02   Income generation                                  --             0.0%             --             --              --
   22.03   Replications                                       --             0.0%             --             --              --
   22.04   Other                                              --             0.0%             --             --              --

   23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

                                                           AT YEAR END                       AT END OF EACH QUARTER
                                                  ------------------------------  ---------------------------------------------
                                                        1               2          1ST QUARTER    2ND QUARTER     3RD QUARTER
                                                  --------------  --------------  --------------  -------------  --------------
   23.01   Hedging                                $       45,620             0.2% $       45,366  $      51,076  $       53,013
   23.02   Income generation                                  --             0.0%             --             --              --
   23.03   Replications                                       --             0.0%             --             --              --
   23.04   Other                                              --             0.0%             --             --              --

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2018
(DOLLARS IN THOUSANDS)

                                                                                                       ADMITTED ASSETS AS
                                                                                                           REPORTED IN
                                                                   GROSS INVESTMENT HOLDINGS*         THE ANNUAL STATEMENT
                                                                  ------------------------------  -----------------------------
                                                                                   PERCENTAGE                      PERCENTAGE
                                                                                    OF TOTAL                        OF TOTAL
                                                                                    ADMITTED                        ADMITTED
INVESTMENT CATEGORIES                                                AMOUNT          ASSETS          AMOUNT          ASSETS
----------------------------------------------------------------  --------------  --------------  -------------   -------------
Bonds:
   U.S. treasury securities                                       $      179,561            1.07% $     179,561            1.07%
   Issued by U.S. government agencies                                         --            0.00%            --            0.00%
   Issued by U.S. government sponsored agencies                           84,360            0.50%        84,360            0.50%
   Non-U.S. government (including Canada, excluding
     mortgaged-backed securities)                                         23,960            0.14%        23,960            0.14%
   Securities issued by states, territories, and possessions
     and political subdivisions in the U.S.
     States, territories and possessions general obligations             141,799            0.84%       141,799            0.84%
     Political subdivisions of states territories and
        possessions and political subdivisions general
        obligations                                                       81,125            0.48%        81,125            0.48%
     Revenue and assessment obligations                                  676,884            4.03%       676,884            4.03%
   Pass-through securities:
     Issued or guaranteed by GNMA                                          2,624            0.02%         2,624            0.02%
     Issued or guaranteed by FNMA and FHLMC                                6,114            0.04%         6,114            0.04%
   Mortgage-backed securities (includes residential and
     commercial MBS)
     CMOs and REMIC                                                       53,619            0.32%        53,619            0.32%
        All other                                                      1,436,284            8.55%     1,436,284            8.55%
   Other debt and other fixed income securities (excluding
     Unaffiliated domestic securities (including credit tenant
        loans and hybrid securities)                                   7,377,408           43.91%     7,377,408           43.91%
     Unaffiliated non-U.S. securities (including Canada)                 956,356            5.69%       956,356            5.69%
     Affiliated securities                                                10,303            0.06%        10,303            0.06%
   Equity interests
     Preferred stocks: unaffiliated                                       12,131            0.07%        12,131            0.07%
     Publicly traded equity securities (excluding preferred
        stocks)
        Unaffiliated                                                          --            0.00%            --            0.00%
     Other equity securities:
        Affiliated                                                     2,384,809           14.19%     2,384,809           14.19%
        Unaffiliated                                                      15,051            0.09%        15,051            0.09%
   Mortgage loans:
     Single family residential properties                                 58,474            0.35%        58,474            0.35%
     Commercial loans                                                  1,312,239            7.81%     1,312,239            7.81%
     Mezzanine real estate loans                                          77,451            0.46%        77,451            0.46%
   Contract loans                                                        284,893            1.70%       284,893            1.70%
   Derivatives                                                            57,470            0.34%        57,470            0.34%
   Receivables for securities                                             31,366            0.19%        31,366            0.19%
   Cash, cash equivalents and short-term investments                   1,022,117            6.08%     1,022,117            6.08%
   Other invested assets                                                 518,887            3.09%       518,887            3.09%
                                                                  --------------  --------------  -------------   -------------
                                                                  $   16,805,285          100.00% $  16,805,285          100.00%
                                                                  ==============  ==============  =============   =============

--------
* Gross investment holdings as valued in compliance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES Manual

                Commonwealth Annuity and Life Insurance Company
                                 VEL II Account
                              Financial Statements
                               December 31, 2018

                Commonwealth Annuity and Life Insurance Company
                                 VEL II Account
                              Financial Statements
                               December 31, 2018

                                    Contents

Report of Independent Registered Public Accounting Firm                  SA-1

Audited Financial Statements

Statements of Net Assets                                                 SA-3
Statements of Operations                                                 SA-8
Statements of Changes in Net Assets                                     SA-13
Notes To Financial Statements                                           SA-20
   Note 1 - Organization                                                SA-20
   Note 2 - Summary of Significant Accounting Policies                  SA-21
   Note 3 - Expenses and Related Party Transactions                     SA-23
   Note 4 - Changes In Units Outstanding                                SA-26
   Note 5 - Purchases and Sales of Investments                          SA-28
   Note 6 - Financial Highlights                                        SA-29

[PWC LOGO]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of VEL II Account

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of net assets of each of the subaccounts of VEL II Account indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the VEL II Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global Atlantic BlackRock Allocation Portfolio (7)                       Goldman Sachs VIT Government Money Market Fund (1)
Global Atlantic BlackRock Disciplined Core Portfolio (7)                 Goldman Sachs VIT Growth Opportunities Fund (2)
Global Atlantic BlackRock Disciplined International Core Portfolio (6)   Goldman Sachs VIT High Quality Floating Rate Fund (1)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (8)       Goldman Sachs VIT International Equity Insights Fund (2)
Global Atlantic BlackRock Disciplined Value Portfolio (7)                Goldman Sachs VIT Mid Cap Value Fund (2)
Global Atlantic BlackRock High Yield Portfolio (7)                       Goldman Sachs VIT Strategic Growth Fund (2)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio (3)            Goldman Sachs VIT U.S. Equity Insights Fund (2)
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio (4)    Invesco V.I. Health Care Fund (1)
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio (3)       Janus Henderson Research Portfolio (5)
Goldman Sachs VIT Core Fixed Income Fund (2)                             T. Rowe Price International Stock Portfolio (5)
Goldman Sachs VIT Equity Index Fund (1)

--------
(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

(2) Statement of operations for the period January 1, 2018 to March 2, 2018, and statement of changes in net assets for the period January 1, 2018 to March 2, 2018 and for the year ended December 31, 2017

(3) Statement of operations and statement of changes in net assets for the period March 2, 2018 (commencement of operations) to December 31, 2018

(4) Statement of operations and statement of changes in net assets for the period March 16, 2018 (commencement of operations) to December 31, 2018

(5) Statement of operations for the period January 1, 2018 to March 16, 2018, and statement of changes in net assets for the period January 1, 2018 to March 16, 2018 and for the year ended December 31, 2017

(6) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the

PRICEWATERHOUSECOOPERS LLP, 101 SEAPORT BOULEVARD, SUITE 500, BOSTON, MA 02210
T: (617)530-5000, F: (617)530-5001, www.pwc.com/us
year ended December 31, 2018 and November 3, 2017 to December 31, 2017.

(7) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the year ended December 31, 2018 and November 17, 2017 to December 31, 2017.

(8) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the year ended December 31, 2018 and December 8, 2017 to December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Commonwealth Annuity and Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the VEL II Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the VEL II Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the mutual fund managers. We believe that our audits provide a reasonable basis for our opinions.

[PRICEWATERHOUSECOOPERS LLP (SIGNED)]
Boston, Massachusetts
March 29, 2019

We have served as the auditor of one or more of the subaccounts in VEL II Account since 1994.

VEL II ACCOUNT
STATEMENTS OF NET ASSETS
DECEMBER 31, 2018

                                                                                       GLOBAL          GLOBAL
                                                                       GLOBAL         ATLANTIC        ATLANTIC        GLOBAL
                                                       GLOBAL         ATLANTIC       BLACKROCK       BLACKROCK       ATLANTIC
                                                      ATLANTIC       BLACKROCK      DISCIPLINED     DISCIPLINED      BLACKROCK
                                                     BLACKROCK      DISCIPLINED    INTERNATIONAL      MID CAP       DISCIPLINED
                                                     ALLOCATION        CORE            CORE           GROWTH          VALUE
                                                     PORTFOLIO     PORTFOLIO (B)   PORTFOLIO (B)   PORTFOLIO (B)    PORTFOLIO
                                                  --------------  --------------  --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                  $    3,276,826  $   66,897,477  $   20,615,007  $   13,788,862  $   22,456,772
                                                  --------------  --------------  --------------  --------------  --------------
   Net assets                                     $    3,276,826  $   66,897,477  $   20,615,007  $   13,788,862  $   22,456,772
                                                  ==============  ==============  ==============  ==============  ==============

NET ASSETS BY CATEGORY:
   Accumulation reserves                          $    3,276,826  $   66,897,477  $   20,615,007  $   13,788,862  $   22,456,772
                                                  --------------  --------------  --------------  --------------  --------------
   Net assets                                     $    3,276,826  $   66,897,477  $   20,615,007  $   13,788,862  $   22,456,772
                                                  ==============  ==============  ==============  ==============  ==============

Units outstanding, December 31, 2018                     341,567       6,817,694       2,390,055       1,388,885       2,354,994

Investments in shares of the Underlying Funds,
   at cost                                        $    3,397,720  $   70,819,047  $   24,270,536  $   14,764,892  $   23,846,957
Underlying Fund shares held                              340,626       6,868,324       2,425,295       1,392,814       2,391,562

--------
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF NET ASSETS
DECEMBER 31, 2018

                                                                                     GLOBAL          GLOBAL
                                                                       GLOBAL       ATLANTIC        ATLANTIC
                                                      GLOBAL          ATLANTIC       GOLDMAN         GOLDMAN
                                                     ATLANTIC         GOLDMAN      SACHS LARGE      SACHS MID      GOLDMAN SACHS
                                                     BLACKROCK       SACHS CORE     CAP GROWTH      CAP VALUE        VIT CORE
                                                    HIGH YIELD      FIXED INCOME     INSIGHTS        INSIGHTS      FIXED INCOME
                                                     PORTFOLIO     PORTFOLIO (B)   PORTFOLIO (B)   PORTFOLIO (B)     FUND (B)
                                                  --------------  --------------  --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                  $    5,480,529  $    5,025,324  $      687,922  $   10,435,804  $           --
                                                  --------------  --------------  --------------  --------------  --------------
   Net assets                                     $    5,480,529  $    5,025,324  $      687,922  $   10,435,804  $           --
                                                  ==============  ==============  ==============  ==============  ==============

NET ASSETS BY CATEGORY:
   Accumulation reserves                          $    5,480,529  $    5,025,324  $      687,922  $   10,435,804  $           --
                                                  --------------  --------------  --------------  --------------  --------------
   Net assets                                     $    5,480,529  $    5,025,324  $      687,922  $   10,435,804  $           --
                                                  ==============  ==============  ==============  ==============  ==============

Units outstanding, December 31, 2018                     581,821         510,170          70,262       1,150,172              --

Investments in shares of the Underlying Funds,
   at cost                                        $    5,741,294  $    4,950,243  $      779,354  $   11,593,364  $           --
Underlying Fund shares held                              581,180         506,585          70,629       1,150,585              --

--------
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF NET ASSETS
DECEMBER 31, 2018

                                                                                                                      GOLDMAN
                                                                      GOLDMAN         GOLDMAN         GOLDMAN        SACHS VIT
                                                      GOLDMAN        SACHS VIT       SACHS VIT       SACHS VIT     INTERNATIONAL
                                                     SACHS VIT      GOVERNMENT        GROWTH        HIGH QUALITY      EQUITY
                                                   EQUITY INDEX    MONEY MARKET   OPPORTUNITIES    FLOATING RATE     INSIGHTS
                                                       FUND            FUND          FUND (B)          FUND        FUND (A) (B)
                                                  --------------  --------------  --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                  $   21,073,691  $    2,983,006  $           --  $    1,764,658  $           --
                                                  --------------  --------------  --------------  --------------  --------------
   Net assets                                     $   21,073,691  $    2,983,006  $           --  $    1,764,658  $           --
                                                  ==============  ==============  ==============  ==============  ==============

NET ASSETS BY CATEGORY:
   Accumulation reserves                          $   21,073,691  $    2,983,006  $           --  $    1,764,658  $           --
                                                  --------------  --------------  --------------  --------------  --------------
   Net assets                                     $   21,073,691  $    2,983,006  $           --  $    1,764,658  $           --
                                                  ==============  ==============  ==============  ==============  ==============

Units outstanding, December 31, 2018                   5,857,938       2,760,371              --       1,271,407              --

Investments in shares of the Underlying Funds,
   at cost                                        $   16,611,916  $    2,983,006  $           --  $    1,770,424  $           --
Underlying Fund shares held                            1,460,408       2,983,006              --         170,334              --

--------
(a)  Name change. See Note 1.
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF NET ASSETS
DECEMBER 31, 2018

                                                     GOLDMAN          GOLDMAN         GOLDMAN
                                                      SACHS          SACHS VIT       SACHS VIT        INVESCO          JANUS
                                                     VIT MID         STRATEGIC      U.S. EQUITY     V.I. HEALTH      HENDERSON
                                                    CAP VALUE          GROWTH         INSIGHTS         CARE           RESEARCH
                                                     FUND (B)         FUND (B)        FUND (B)        FUND (A)     PORTFOLIO (B)
                                                  --------------  --------------  --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                  $           --  $           --  $           --  $      660,912  $           --
                                                  --------------  --------------  --------------  --------------  --------------
   Net assets                                     $           --  $           --  $           --  $      660,912  $           --
                                                  ==============  ==============  ==============  ==============  ==============

NET ASSETS BY CATEGORY:
   Accumulation reserves                          $           --  $           --  $           --  $      660,912  $           --
                                                  --------------  --------------  --------------  --------------  --------------
   Net assets                                     $           --  $           --  $           --  $      660,912  $           --
                                                  ==============  ==============  ==============  ==============  ==============

Units outstanding, December 31, 2018                          --              --              --         182,221              --

Investments in shares of the Underlying Funds,
   at cost                                        $           --  $           --  $           --  $      723,806  $           --
Underlying Fund shares held                                   --              --              --          28,232              --

--------
(a)  Name change. See Note 1.
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF NET ASSETS
DECEMBER 31, 2018

                                                  T. ROWE PRICE
                                                  INTERNATIONAL
                                                      STOCK
                                                  PORTFOLIO (B)
                                                  --------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                  $           --
                                                  --------------
   Net assets                                     $           --
                                                  ==============

NET ASSETS BY CATEGORY:
   Accumulation reserves                          $           --
                                                  --------------
   Net assets                                     $           --
                                                  ==============

Units outstanding, December 31, 2018                          --

Investments in shares of the Underlying Funds,
   at cost                                        $           --
Underlying Fund shares held                                   --

--------
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2018

                                                                                      GLOBAL          GLOBAL
                                                                       GLOBAL        ATLANTIC        ATLANTIC          GLOBAL
                                                      GLOBAL          ATLANTIC       BLACKROCK       BLACKROCK        ATLANTIC
                                                     ATLANTIC        BLACKROCK      DISCIPLINED     DISCIPLINED      BLACKROCK
                                                    BLACKROCK       DISCIPLINED    INTERNATIONAL      MID CAP       DISCIPLINED
                                                    ALLOCATION         CORE            CORE           GROWTH           VALUE
                                                     PORTFOLIO     PORTFOLIO (B)   PORTFOLIO (B)   PORTFOLIO (B)     PORTFOLIO
                                                  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                      $       15,770  $      804,593  $      463,747  $      101,450  $      393,997

EXPENSES:
   Mortality and expense risk fees                        23,734         457,665         144,046          90,327         171,809
                                                  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)                        ( 7,964)        346,928         319,701          11,123         222,188
                                                  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                                552         264,050           8,946          48,629         157,887
   Net realized gain (loss) from sales of
     investments                                           8,248         395,400         (90,219)         83,411         148,392
                                                  --------------  --------------  --------------  --------------  --------------
     Net realized gain (loss)                              8,800         659,450         (81,273)        132,040         306,279
   Change in unrealized gain (loss)                     (201,341)     (5,142,395)     (3,975,602)       (995,155)     (2,625,229)
                                                  --------------  --------------  --------------  --------------  --------------
     Net realized and unrealized gain (loss)            (192,541)     (4,482,945)     (4,056,875)       (863,115)     (2,318,950)
                                                  --------------  --------------  --------------  --------------  --------------
     Net increase (decrease) in net assets from
        operations                                $     (200,505) $   (4,136,017) $   (3,737,174) $     (851,992) $   (2,096,762)
                                                  ==============  ==============  ==============  ==============  ==============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2018

                                                                                      GLOBAL          GLOBAL
                                                                      GLOBAL         ATLANTIC        ATLANTIC
                                                     GLOBAL          ATLANTIC        GOLDMAN         GOLDMAN         GOLDMAN
                                                    ATLANTIC         GOLDMAN       SACHS LARGE      SACHS MID       SACHS VIT
                                                    BLACKROCK       SACHS CORE      CAP GROWTH       CAP VALUE      CORE FIXED
                                                   HIGH YIELD      FIXED INCOME      INSIGHTS        INSIGHTS         INCOME
                                                    PORTFOLIO      PORTFOLIO (B)   PORTFOLIO (B)   PORTFOLIO (B)     FUND (B)
                                                  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                      $       36,859  $        2,542  $        4,931  $       69,818  $           --

EXPENSES:
   Mortality and expense risk fees                        39,970          28,909           3,974          67,152           6,521
                                                  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)                         (3,111)        (26,367)            957           2,666          (6,521)
                                                  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                                532              --           4,158          19,433              --
   Net realized gain (loss) from sales of
     investments                                          (2,786)          2,385          (1,197)         27,966          32,245
                                                  --------------  --------------  --------------  --------------  --------------
     Net realized gain (loss)                             (2,254)          2,385           2,961          47,399          32,245
   Change in unrealized gain (loss)                     (286,672)         75,081         (91,432)     (1,157,561)       (164,242)
                                                  --------------  --------------  --------------  --------------  --------------
     Net realized and unrealized gain (loss)            (288,926)         77,466         (88,471)     (1,110,162)       (131,997)
                                                  --------------  --------------  --------------  --------------  --------------
     Net increase (decrease) in net assets from
        operations                                $     (292,037) $       51,099  $      (87,514) $   (1,107,496) $     (138,518)
                                                  ==============  ==============  ==============  ==============  ==============

--------
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2018

                                                                                                                      GOLDMAN
                                                                      GOLDMAN        GOLDMAN          GOLDMAN        SACHS VIT
                                                      GOLDMAN        SACHS VIT        SACHS          SACHS VIT     INTERNATIONAL
                                                     SACHS VIT      GOVERNMENT      VIT GROWTH      HIGH QUALITY      EQUITY
                                                   EQUITY INDEX    MONEY MARKET    OPPORTUNITIES   FLOATING RATE     INSIGHTS
                                                       FUND            FUND           FUND (B)         FUND        FUND (A) (B)
                                                  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                      $      360,899  $       47,004  $           --  $       34,973  $           --

EXPENSES:
   Mortality and expense risk fees                       159,387          21,025          15,368          12,382          10,163
                                                  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)                        201,512          25,979         (15,368)         22,591         (10,163)
                                                  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          1,506,968              --              --              --              --
   Net realized gain (loss) from sales of
     investments                                       1,028,995              --       1,172,487             529         565,080
                                                  --------------  --------------  --------------  --------------  --------------
     Net realized gain (loss)                          2,535,963              --       1,172,487             529         565,080
   Change in unrealized gain (loss)                   (3,893,820)             --        (789,476)         (7,053)       (657,333)
                                                  --------------  --------------  --------------  --------------  --------------
     Net realized and unrealized gain (loss)          (1,357,857)             --         383,011          (6,524)        (92,253)
                                                  --------------  --------------  --------------  --------------  --------------
     Net increase (decrease) in net assets from
        operations                                $   (1,156,345) $       25,979  $      367,643  $       16,067  $     (102,416)
                                                  ==============  ==============  ==============  ==============  ==============

--------
(a)  Name change. See Note 1.
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2018

                                                                                       GOLDMAN
                                                                   GOLDMAN SACHS      SACHS VIT                       JANUS
                                                   GOLDMAN SACHS   VIT STRATEGIC     U.S. EQUITY    INVESCO V.I.    HENDERSON
                                                   VIT MID CAP        GROWTH          INSIGHTS      HEALTH CARE     RESEARCH
                                                  VALUE FUND (B)      FUND (B)        FUND (B)        FUND (A)     PORTFOLIO (B)
                                                  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                      $           --  $           --  $           --  $           --  $           --

EXPENSES:
   Mortality and expense risk fees                        14,729          33,303          18,466           5,138           1,143
                                                  --------------  --------------  --------------  --------------  --------------

     Net investment income (loss)                        (14,729)        (33,303)        (18,466)         (5,138)         (1,143)
                                                  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                                 --              --              --         104,553              --
   Net realized gain (loss) from sales of
     investments                                         517,437      11,938,660       3,656,196          (1,871)        324,861
                                                  --------------  --------------  --------------  --------------  --------------
     Net realized gain (loss)                            517,437      11,938,660       3,656,196         102,682         324,861
   Change in unrealized gain (loss)                     (811,899)    (10,733,708)     (3,469,523)        (90,590)       (279,549)
                                                  --------------  --------------  --------------  --------------  --------------
     Net realized and unrealized gain (loss)            (294,462)      1,204,952         186,673          12,092          45,312
                                                  --------------  --------------  --------------  --------------  --------------
     Net increase (decrease) in net assets from
        operations                                $     (309,191) $    1,171,649  $      168,207  $        6,954  $       44,169
                                                  ==============  ==============  ==============  ==============  ==============

--------
(a)  Name change. See Note 1.
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2018

                                                  T. ROWE PRICE
                                                  INTERNATIONAL
                                                      STOCK
                                                   PORTFOLIO (B)
                                                  --------------
INVESTMENT INCOME:
   Dividends                                      $           --

EXPENSES:
   Mortality and expense risk fees                         6,880
                                                  --------------

     Net investment income (loss)                         (6,880)
                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                                 --
   Net realized gain (loss) from sales of
     investments                                       1,075,823
                                                  --------------
     Net realized gain (loss)                          1,075,823
   Change in unrealized gain (loss)                   (1,006,803)
                                                  --------------
     Net realized and unrealized gain (loss)              69,020
                                                  --------------
     Net increase (decrease) in net assets from
        operations                                $       62,140
                                                  ==============

--------
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.


VEL II ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                                                         GLOBAL ATLANTIC BLACKROCK
                                        GLOBAL ATLANTIC BLACKROCK       GLOBAL ATLANTIC BLACKROCK        DISCIPLINED INTERNATIONAL
                                           ALLOCATION PORTFOLIO       DISCIPLINED CORE PORTFOLIO (B)         CORE PORTFOLIO (B)
                                      ------------------------------  ------------------------------  -----------------------------
                                           2018            2017           2018            2017            2018           2017
                                      --------------  --------------  --------------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $       (7,964) $       (2,777) $      346,928  $      (24,168) $      319,701  $     (10,824)
   Net realized gain (loss)                    8,800             234         659,450          10,453         (81,273)         5,524
   Change in unrealized gain (loss)         (201,341)         80,446      (5,142,395)      1,220,825      (3,975,602)       320,074
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from operations                 (200,505)         77,903      (4,136,017)      1,207,110      (3,737,174)       314,774
                                      --------------  --------------  --------------  --------------  --------------  -------------

FROM POLICY TRANSACTIONS:
   Net purchase payments                     138,599          16,769       2,437,604         125,456         939,348         66,371
   Terminations and withdrawals             (108,747)         (3,864)     (4,412,987)       (379,659)     (1,704,205)      (374,986)
   Insurance and other charges              (255,441)        (29,999)     (4,133,004)       (223,552)     (1,243,971)       (92,967)
   Net transfers between
     Sub-Accounts                            (26,408)      3,668,524      43,321,726      33,086,077      13,771,477     12,676,630
   Other transfers from (to) the
     General Account                              (9)              4           4,993            (270)           (180)          (110)
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from Policy transactions        (252,006)      3,651,434      37,218,332      32,608,052      11,762,469     12,274,938
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets                                 (452,511)      3,729,337      33,082,315      33,815,162       8,025,295     12,589,712

NET ASSETS:
   Beginning of year                       3,729,337              --      33,815,162              --      12,589,712             --
                                      --------------  --------------  --------------  --------------  --------------  -------------
   End of year                        $    3,276,826  $    3,729,337  $   66,897,477  $   33,815,162  $   20,615,007  $  12,589,712
                                      ==============  ==============  ==============  ==============  ==============  =============

--------
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                        GLOBAL ATLANTIC BLACKROCK
                                        DISCIPLINED MID CAP GROWTH       GLOBAL ATLANTIC BLACKROCK       GLOBAL ATLANTIC BLACKROCK
                                              PORTFOLIO (B)             DISCIPLINED VALUE PORTFOLIO        HIGH YIELD PORTFOLIO
                                      ------------------------------  ------------------------------  -----------------------------
                                           2018           2017            2018            2017            2018            2017
                                      --------------  --------------  --------------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $       11,123  $       (1,061) $      222,188  $      (20,414) $       (3,111) $      (4,858)
   Net realized gain (loss)                  132,040             105         306,279          11,786          (2,254)           336
   Change in unrealized gain (loss)         (995,155)         19,125      (2,625,229)      1,235,044        (286,672)        25,907
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from operations                 (851,992)         18,169      (2,096,762)      1,226,416        (292,037)        21,385
                                      --------------  --------------  --------------  --------------  --------------  -------------

FROM POLICY TRANSACTIONS:
   Net purchase payments                     415,600           4,574         980,797         114,204         293,330         33,660
   Terminations and withdrawals             (882,029)         (4,178)     (1,699,192)       (429,457)       (389,343)      (223,685)
   Insurance and other charges              (717,151)         (7,773)     (1,637,247)       (198,062)       (445,283)       (54,827)
   Net transfers between
     Sub-Accounts                         12,996,288       2,817,491        (532,250)     26,720,722        (120,847)     6,658,142
   Other transfers from (to) the
     General Account                            (137)             --           7,690             (87)             19             15
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from Policy transactions      11,812,571       2,810,114      (2,880,202)     26,207,320        (662,124)     6,413,305
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets                               10,960,579       2,828,283      (4,976,964)     27,433,736        (954,161)     6,434,690

NET ASSETS:
   Beginning of year                       2,828,283              --      27,433,736              --       6,434,690             --
                                      --------------  --------------  --------------  --------------  --------------  -------------
   End of year                        $   13,788,862  $    2,828,283  $   22,456,772  $   27,433,736  $    5,480,529  $   6,434,690
                                      ==============  ==============  ==============  ==============  ==============  =============

--------
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                             GLOBAL ATLANTIC           GLOBAL ATLANTIC GOLDMAN SACHS  GLOBAL ATLANTIC GOLDMAN SACHS
                                            GOLDMAN SACHS CORE           LARGE CAP GROWTH INSIGHTS        MID CAP VALUE INSIGHTS
                                        FIXED INCOME PORTFOLIO (B)             PORTFOLIO (B)                   PORTFOLIO (B)
                                      ------------------------------  ------------------------------  -----------------------------
                                           2018            2017            2018            2017           2018            2017
                                      --------------  --------------  --------------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $      (26,367) $           --  $          957  $           --  $        2,666  $          --
   Net realized gain (loss)                    2,385              --           2,961              --          47,399             --
   Change in unrealized gain (loss)           75,081              --         (91,432)             --      (1,157,561)            --
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from operations                   51,099              --         (87,514)             --      (1,107,496)            --
                                      --------------  --------------  --------------  --------------  --------------  -------------

FROM POLICY TRANSACTIONS:
   Net purchase payments                     258,685              --          25,648              --         331,862             --
   Terminations and withdrawals             (336,935)             --         (84,997)             --        (662,238)            --
   Insurance and other charges              (359,426)             --         (40,614)             --        (588,659)            --
   Net transfers between
     Sub-Accounts                          5,411,877              --         874,259              --      12,461,403             --
   Other transfers from (to) the
     General Account                              24              --           1,140              --             932             --
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from Policy transactions       4,974,225              --         775,436              --      11,543,300             --
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets                                5,025,324              --         687,922              --      10,435,804             --

NET ASSETS:
   Beginning of year                              --              --              --              --              --             --
                                      --------------  --------------  --------------  --------------  --------------  -------------
   End of year                        $    5,025,324  $           --  $      687,922  $           --  $   10,435,804  $          --
                                      ==============  ==============  ==============  ==============  ==============  =============

--------
(b)  Fund Substitution.  See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS VIT CORE FIXED     GOLDMAN SACHS VIT EQUITY       GOLDMAN SACHS VIT GOVERNMENT
                                             INCOME FUND (B)                  INDEX FUND                     MONEY MARKET FUND
                                      ------------------------------  ------------------------------  -----------------------------
                                           2018            2017            2018            2017           2018            2017
                                      --------------  --------------  --------------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $       (6,521) $      118,048  $      201,512  $      210,450  $       25,979  $      (5,159)
   Net realized gain (loss)                   32,245          17,916       2,535,963       1,792,317              --             --
   Change in unrealized gain (loss)         (164,242)         11,892      (3,893,820)      2,362,565              --             --
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from operations                 (138,518)        147,856      (1,156,345)      4,365,332          25,979         (5,159)
                                      --------------  --------------  --------------  --------------  --------------  -------------

FROM POLICY TRANSACTIONS:
   Net purchase payments                      53,831         329,407         894,684         956,991         507,185        526,796
   Terminations and withdrawals             (132,686)       (325,139)     (1,437,646)     (1,091,504)       (381,843)      (581,574)
   Insurance and other charges               (79,187)       (472,016)     (1,482,872)     (1,557,898)       (567,120)      (589,592)
   Net transfers between
     Sub-Accounts                         (5,666,324)        347,877        (529,201)        (96,674)        137,955        248,122
   Other transfers from (to) the
     General Account                             (11)        (17,903)           (618)         (2,495)            162        (16,867)
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from Policy transactions      (5,824,377)       (137,774)     (2,555,653)     (1,791,580)       (303,661)      (413,115)
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets                               (5,962,895)         10,082      (3,711,998)      2,573,752        (277,682)      (418,274)

NET ASSETS:
   Beginning of year                       5,962,895       5,952,813      24,785,689      22,211,937       3,260,688      3,678,962
                                      --------------  --------------  --------------  --------------  --------------  -------------
   End of year                        $           --  $    5,962,895  $   21,073,691  $   24,785,689  $    2,983,006  $   3,260,688
                                      ==============  ==============  ==============  ==============  ==============  =============

--------
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                                                             GOLDMAN SACHS
                                         GOLDMAN SACHS VIT GROWTH         GOLDMAN SACHS VIT HIGH            VIT INTERNATIONAL
                                          OPPORTUNITIES FUND (B)        QUALITY FLOATING RATE FUND     EQUITY INSIGHTS FUND (A) (B)
                                      ------------------------------  ------------------------------  -----------------------------
                                           2018            2017            2018            2017           2018            2017
                                      --------------  --------------  --------------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $      (15,368) $      (81,742) $       22,591  $       12,394  $      (10,163) $      82,440
   Net realized gain (loss)                1,172,487       1,390,332             529             616         565,080          2,309
   Change in unrealized gain (loss)         (789,476)      1,589,458          (7,053)          3,465        (657,333)     1,807,893
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from operations                  367,643       2,898,048          16,067          16,475        (102,416)     1,892,642
                                      --------------  --------------  --------------  --------------  --------------  -------------

FROM POLICY TRANSACTIONS:
   Net purchase payments                      67,639         398,205         185,098         191,017          74,180        404,981
   Terminations and withdrawals             (109,450)       (630,862)       (142,384)       (128,651)        (75,936)      (399,312)
   Insurance and other charges              (123,215)       (705,959)       (248,330)       (258,106)        (86,741)      (512,585)
   Net transfers between
     Sub-Accounts                        (13,500,965)       (273,576)        (39,119)        100,539      (8,694,864)      (199,848)
   Other transfers from (to) the
     General Account                            (185)           (735)            691            (114)             20           (598)
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from Policy transactions     (13,666,176)     (1,212,927)       (244,044)        (95,315)     (8,783,341)      (707,362)
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets                              (13,298,533)      1,685,121        (227,977)        (78,840)     (8,885,757)     1,185,280

NET ASSETS:
   Beginning of year                      13,298,533      11,613,412       1,992,635       2,071,475       8,885,757      7,700,477
                                      --------------  --------------  --------------  --------------  --------------  -------------
   End of year                        $           --  $   13,298,533  $    1,764,658  $    1,992,635  $           --  $   8,885,757
                                      ==============  ==============  ==============  ==============  ==============  =============

--------
(a)  Name change. See Note 1.
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                        GOLDMAN SACHS VIT MID CAP      GOLDMAN SACHS VIT STRATEGIC    GOLDMAN SACHS VIT U.S. EQUITY
                                              VALUE FUND (B)                  GROWTH FUND (B)               INSIGHTS FUND (B)
                                      ------------------------------  ------------------------------  -----------------------------
                                           2018            2017            2018            2017           2018            2017
                                      --------------  --------------  --------------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $      (14,729) $      (21,992) $      (33,303) $     (106,704) $      (18,466) $      78,500
   Net realized gain (loss)                  517,437         812,223      11,938,660       2,326,128       3,656,196      2,016,095
   Change in unrealized gain (loss)         (811,899)        470,082     (10,733,708)      4,733,006      (3,469,523)     1,041,710
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from operations                 (309,191)      1,260,313       1,171,649       6,952,430         168,207      3,136,305
                                      --------------  --------------  --------------  --------------  --------------  -------------

FROM POLICY TRANSACTIONS:
   Net purchase payments                      77,688         434,219         200,088       1,170,716         114,039        599,421
   Terminations and withdrawals             (157,473)       (875,577)       (230,704)     (1,569,086)       (154,822)      (722,039)
   Insurance and other charges              (125,025)       (745,573)       (299,111)     (1,737,299)       (168,042)      (971,374)
   Net transfers between
     Sub-Accounts                        (12,667,230)        (12,846)    (29,419,675)       (807,019)    (15,969,450)      (258,213)
   Other transfers from (to) the
     General Account                               7            (111)           (863)         (1,384)           (802)          (892)
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from Policy transactions     (12,872,033)     (1,199,888)    (29,750,265)     (2,944,072)    (16,179,077)    (1,353,097)
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets                              (13,181,224)         60,425     (28,578,616)      4,008,358     (16,010,870)     1,783,208

NET ASSETS:
   Beginning of year                      13,181,224      13,120,799      28,578,616      24,570,258      16,010,870     14,227,662
                                      --------------  --------------  --------------  --------------  --------------  -------------
   End of year                        $           --  $   13,181,224  $           --  $   28,578,616  $           --  $  16,010,870
                                      ==============  ==============  ==============  ==============  ==============  =============

--------
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                INVESCO V.I.             JANUS HENDERSON RESEARCH      T. ROWE PRICE INTERNATIONAL
                                           HEALTH CARE FUND (A)                PORTFOLIO (B)                STOCK PORTFOLIO (B)
                                      ------------------------------  ------------------------------  -----------------------------
                                           2018            2017            2018            2017           2018            2017
                                      --------------  --------------  --------------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $       (5,138) $       (2,251) $       (1,143) $       (3,144) $       (6,880) $      20,965
   Net realized gain (loss)                  102,682          46,115         324,861          32,448       1,075,823        284,901
   Change in unrealized gain (loss)          (90,590)         67,321        (279,549)        152,500      (1,006,803)       804,912
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from operations                    6,954         111,185          44,169         181,804          62,140      1,110,778
                                      --------------  --------------  --------------  --------------  --------------  -------------

FROM POLICY TRANSACTIONS:
   Net purchase payments                      24,536          28,657           6,300          32,754          46,027        186,738
   Terminations and withdrawals              (56,128)        (50,409)        (25,347)        (25,313)        (77,214)      (243,483)
   Insurance and other charges               (39,216)        (42,374)        (10,415)        (50,956)        (52,409)      (248,456)
   Net transfers between
     Sub-Accounts                            (57,078)        (12,105)       (836,036)        (26,970)     (4,924,877)      (117,266)
   Other transfers from (to) the
     General Account                             876             (67)              1              22           2,933             66
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets from Policy transactions        (127,010)        (76,298)       (865,497)        (70,463)     (5,005,540)      (422,401)
                                      --------------  --------------  --------------  --------------  --------------  -------------
   Net increase (decrease) in net
     assets                                 (120,056)         34,887        (821,328)        111,341      (4,943,400)       688,377

NET ASSETS:
   Beginning of year                         780,968         746,081         821,328         709,987       4,943,400      4,255,023
                                      --------------  --------------  --------------  --------------  --------------  -------------
   End of year                        $      660,912  $      780,968  $           --  $      821,328  $           --  $   4,943,400
                                      ==============  ==============  ==============  ==============  ==============  =============

--------
(a)  Name change. See Note 1.
(b)  Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 1 - ORGANIZATION

VEL II Account (the "Separate Account"), which is a funding vehicle for the Vari-Exceptional Life 93 variable life insurance policies, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on June 10, 1993, for the purpose of separating from the general assets of Commonwealth Annuity (the "General Account") those assets used to fund the variable portion of certain flexible premium variable life insurance policies (the "Policies") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account. Effective January 1, 2019, Global Atlantic Distributors, LLC became the underwriter for the Forethought Variable Insurance Trust (FVIT). Global Atlantic Distributors, LLC, an affiliate of Commonwealth Annuity, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. Twenty-one Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year.

Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
Global Atlantic Portfolios
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
T. Rowe Price International Series, Inc.

Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in an Underlying Fund as follows:

UNDERLYING FUND                                                                   CLASS
---------------------------------------------------------------------   ---------------------------
Global Atlantic BlackRock Allocation Portfolio                          Class I
Global Atlantic BlackRock Disciplined Core Portfolio                    Class I
Global Atlantic BlackRock Disciplined International Core Portfolio      Class I
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio          Class II
Global Atlantic BlackRock Disciplined Value Portfolio                   Class I
Global Atlantic BlackRock High Yield Portfolio                          Class I
Global Atlantic Goldman Sachs Core Fixed Income Portfolio               Class I
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio       Class II
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio          Class II
Goldman Sachs VIT Core Fixed Income Fund                                Service Shares
Goldman Sachs VIT Equity Index Fund                                     Service Shares
Goldman Sachs VIT Government Money Market Fund                          Service Shares
Goldman Sachs VIT Growth Opportunities Fund                             Service Shares

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 1 - ORGANIZATION (CONTINUED)

UNDERLYING FUND (CONTINUED)                                                       CLASS
---------------------------------------------------------------------   ---------------------------
Goldman Sachs VIT High Quality Floating Rate Fund                       Service Shares
Goldman Sachs VIT International Equity Insights Fund                    Service Shares
Goldman Sachs VIT Mid Cap Value Fund                                    Service Shares
Goldman Sachs VIT Strategic Growth Fund                                 Service Shares
Goldman Sachs VIT U.S. Equity Insights Fund                             Service Shares
Invesco V.I. Health Care Fund                                           Series I Shares
Janus Henderson Research Portfolio                                      Service Shares
T. Rowe Price International Stock Portfolio                             --

In 2018 the following Sub-Accounts were renamed:

DATE                                             NEW NAME                                             OLD NAME
--------------------  ---------------------------------------------------  -----------------------------------------------------
April 23, 2018        Goldman Sachs VIT International Equity Insights      Goldman Sachs VIT Strategic International Equity
                         Fund                                                 Fund
April 30, 2018        Invesco V.I. Health Care Fund                        Invesco V.I. Global Health Care Fund

On May 23, 2017, the SEC granted an order allowing Commonwealth Annuity to substitute certain variable investment options in which Sub-Accounts of the Separate Account invest (the "Existing Funds") with new variable investment options (the "Replacement Funds"). The Replacement Funds are series of the FVIT and are advised by Global Atlantic Investment Advisors, LLC (GAIA) and sub-advised by either BlackRock Investment Management, LLC or Goldman Sachs Asset Management, L.P. (GSAM). See Note 3 for additional information. Substitutions occurred over the course of multiple rounds in 2017 and 2018.

In 2018 the following Sub-Accounts were substituted:

DATE                                        REPLACEMENT FUND                                      EXISTING FUND
--------------------  ---------------------------------------------------  -----------------------------------------------------
March 2, 2018         Global Atlantic BlackRock Disciplined Core           Goldman Sachs VIT Strategic Growth Fund
                         Portfolio
March 2, 2018         Global Atlantic BlackRock Disciplined Core           Goldman Sachs VIT U.S. Equity Insights Fund
                         Portfolio
March 2, 2018         Global Atlantic BlackRock Disciplined                Goldman Sachs VIT Strategic International Equity
                         International Core Portfolio                         Fund
March 2, 2018         Global Atlantic BlackRock Disciplined Mid Cap        Goldman Sachs VIT Growth Opportunities Fund
                         Growth Portfolio
March 2, 2018         Global Atlantic Goldman Sachs Core Fixed Income      Goldman Sachs VIT Core Fixed Income Fund
                         Portfolio
March 2, 2018         Global Atlantic Goldman Sachs Mid Cap Value          Goldman Sachs VIT Mid Cap Value Fund
                         Insights Portfolio
March 16, 2018        Global Atlantic BlackRock Disciplined                T. Rowe Price International Stock Portfolio
                         International Core Portfolio
March 16, 2018        Global Atlantic Goldman Sachs Large Cap Growth       Janus Henderson Research Portfolio
                         Insights Portfolio

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the date of the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS

For the year ended December 31, 2018, Commonwealth Annuity evaluated subsequent events through March 29, 2019; the issuance date of the financial statements. No subsequent events required disclosure.

INVESTMENTS

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establish a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

                          Basis of Fair Value Measurement

        Level 1 Inputs are unadjusted quoted prices in active markets to which Commonwealth Annuity had access at the measurement date for identical, unrestricted assets or liabilities.

        Level 2 Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

        Level 3 Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

STATEMENTS OF CHANGES IN NET ASSETS

Policy owners may allocate their Policy values to variable investment options in the Separate Account and to the

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fixed Account, which is a part of the General Account that guarantees principal and a fixed minimum interest rate.

Net premiums represent payments received under the Policies (excluding amounts allocated to the Fixed Account) reduced by refunds made during the initial free-look period, and by applicable deductions, charges, and state premium taxes. Terminations are payments to Policy owners and beneficiaries made under the terms of the Policies and amounts that Policy owners have requested to be withdrawn and paid to them. Insurance and other charges are deductions from Policy values for Policy fees such as Cost of Insurance. Cost of Insurance are charges based on individual characteristics such as the age, Policy year, underwriting class, face amount and sex of the insured. Net transfers between Sub-Accounts are amounts that Policy owners have directed to be moved among funds, including permitted transfers from and to the Fixed Account. Other transfers from (to) the General Account include Policy loan activity and death claims.

FEDERAL INCOME TAXES

The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2018.

DIVERSIFICATION REQUIREMENT

Under the provisions of Section 817(h) of the IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

On each monthly payment date commencing with the date of issue, Commonwealth Annuity deducts a Cost of Insurance Charge for the cost of insurance protection under the Policies; a charge for any optional insurance benefits added by rider, and an Administrative Charge as reimbursement for expenses related to issuance and maintenance of the Policies. The Charges for Optional Benefits vary depending upon the optional benefits selected and by the underwriting classification of the insured. Commonwealth Annuity may also charge other one-time fees for certain Policy transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectus.

The Policy owner may allocate Policy deductions to one Sub-Account. In the absence of allocation instructions, or if the Sub-Account chosen does not have sufficient funds to cover Policy deductions, Commonwealth Annuity makes a pro-rata allocation among the Sub-Accounts in the Policy. No Policy deductions are made after the final premium payment date. Policy fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

Commonwealth Annuity also assesses a Mortality and Expense Risk Charge and a Separate Account Administrative Charge. The Mortality and Expense Risk Charge compensates Commonwealth Annuity for assuming mortality and expense risks for variable interests in the Policy. The mortality risk assumed by

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

Commonwealth Annuity is that insureds may live for a shorter time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of death proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, Commonwealth Annuity absorbs the losses. If the charge is higher than mortality and expense risk expenses, the difference is a profit to Commonwealth Annuity. The Separate Account Administrative Charge reimburses Commonwealth Annuity for the costs of administering the Separate Account and the Sub-Accounts.

Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual Policies ("Individual Policy"). Current fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectus.

                                                   VARI-EXCEPTIONAL LIFE 93
                                            ------------------------------------
Mortality and Expense Risk
   Frequency                                               Daily
   Deduction Method                                   Unit Fair Value
   Rate (Annual)                                           0.65%

Separate Account Administrative Charge
   Frequency                                               Daily
   Deduction Method                                   Unit Fair Value
   Rate (Current Annual)                                   0.15%
   Rate (Maximum Annual)                     0.25% during the first 10 Policy
                                               years, with no charge imposed
                                                        thereafter

Cost of Insurance Charge
   Frequency                                              Monthly
   Deduction Method                                  Individual Policy
   Rate (Annual)                                     Varies by Policy

Charges for Optional Benefits
   Frequency                                              Monthly
   Deduction Method                                  Individual Policy
   Rate (Annual)                                     Varies by Policy

Administrative Charge
   Frequency                                              Monthly
   Deduction Method                                  Individual Policy
   Maximum Annual Fee                                       $5

                                     SA-24

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

A surrender charge may be deducted upon request of a full surrender of the Policy or a decrease in the face amount if less than a certain number of years have lapsed from the date of issue or from the effective date of any increase in the face amount. The maximum surrender charge is a detailed calculation. For more information see the prospectus.

Some states and municipalities impose premium taxes, which currently range up to 5.0%, on variable life policies.

The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Policy terms. Detailed descriptions of all fees and charges are available in the product prospectus.

GAIA is the investment adviser to FVIT. GAIA, an affiliate of Commonwealth Annuity, is a wholly owned indirect subsidiary of GAFG. During the year ended December 31, 2018, management fees of the underlying FVIT funds were paid directly by the funds to GAIA in its capacity as investment manager of the FVIT funds.

The FVIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.22% to 0.60% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee.

The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 21% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 79% of the outstanding ordinary shares.

GSAM, a subsidiary of Goldman Sachs, is the investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2018, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager of the Goldman Sachs VIT funds.

The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.16% to 0.87% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund was contracted to pay a fee equal to an annual rate of 0.25% of the fund's average daily net assets. GSAM has the right to fully or partially waive these advisory and 12b-1 fees.

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 4 - CHANGES IN UNITS OUTSTANDING

The changes in units outstanding were as follows:

                                                         2018                                         2017
                                      ---------------------------------------------  ---------------------------------------------
                                                                          NET                                             NET
                                           UNITS          UNITS         INCREASE          UNITS          UNITS          INCREASE
SUB-ACCOUNT                               ISSUED         REDEEMED      (DECREASE)        ISSUED         REDEEMED       (DECREASE)
------------------------------------  --------------  -------------  --------------  --------------  --------------  -------------
Global Atlantic BlackRock
   Allocation Portfolio                        7,395        (32,174)        (24,779)        368,093          (1,747)       366,346
Global Atlantic BlackRock
   Disciplined Core Portfolio (b)          4,313,011       (756,296)      3,556,715       3,317,331         (56,352)     3,260,979
Global Atlantic BlackRock
   Disciplined International Core
   Portfolio (b)                           1,421,144       (266,608)      1,154,536       1,284,482         (48,963)     1,235,519
Global Atlantic BlackRock
   Disciplined Mid Cap Growth
   Portfolio (b)                           1,274,214       (158,866)      1,115,348         275,209          (1,672)       273,537
Global Atlantic BlackRock
   Disciplined Value Portfolio                19,346       (294,731)       (275,385)      2,691,259         (60,880)     2,630,379
Global Atlantic BlackRock High
   Yield Portfolio                            13,667        (81,153)        (67,486)        676,743         (27,436)       649,307
Global Atlantic Goldman Sachs Core
   Fixed Income Portfolio (b)                599,889        (89,719)        510,170              --              --             --
Global Atlantic Goldman Sachs Large
   Cap Growth Insights
   Portfolio (b)                              83,420        (13,158)         70,262              --              --             --
Global Atlantic Goldman Sachs Mid
   Cap Value Insights Portfolio (b)        1,264,490       (114,318)      1,150,172              --              --             --
Goldman Sachs VIT Core Fixed Income
   Fund (b)                                   35,144     (3,857,101)     (3,821,957)        330,027        (417,874)       (87,847)
Goldman Sachs VIT Equity Index Fund           70,784       (724,273)       (653,489)        198,435        (718,650)      (520,215)
Goldman Sachs VIT Government Money
   Market Fund                               593,809       (875,488)       (281,679)        706,474      (1,091,870)      (385,396)
Goldman Sachs VIT Growth
   Opportunities Fund (b)                         --     (2,449,983)     (2,449,983)         41,802        (289,701)      (247,899)
Goldman Sachs VIT High Quality
   Floating Rate Fund                         56,368       (232,655)       (176,287)        257,339        (326,817)       (69,478)
Goldman Sachs VIT International
   Equity Insights Fund (a) (b)               11,428     (3,780,625)     (3,769,197)        105,695        (432,418)      (326,723)
Goldman Sachs VIT Mid Cap Value
   Fund (b)                                    4,463     (3,199,261)     (3,194,798)        105,460        (412,996)      (307,536)
Goldman Sachs VIT Strategic Growth
   Fund (b)                                      603     (7,461,564)     (7,460,961)        123,572        (970,697)      (847,125)

--------
(a)  Name change. See Note 1.
(b)  Fund Substitution. See Note 1.

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                         2018                                         2017
                                      ---------------------------------------------  ---------------------------------------------
                                                                          NET                                             NET
                                           UNITS          UNITS         INCREASE          UNITS          UNITS          INCREASE
SUB-ACCOUNT                               ISSUED         REDEEMED      (DECREASE)        ISSUED         REDEEMED       (DECREASE)
------------------------------------  --------------  -------------  --------------  --------------  --------------  -------------
Goldman Sachs VIT U.S. Equity
   Insights Fund (b)                           2,919     (4,480,996)     (4,478,077)         96,411        (513,070)      (416,659)
Invesco V.I. Health Care Fund (a)              7,564        (41,195)        (33,631)         11,145         (32,596)       (21,451)
Janus Henderson Research
   Portfolio (b)                                 238       (223,896)       (223,658)          7,164         (28,524)       (21,360)
T. Rowe Price International Stock
   Portfolio (b)                               9,655     (1,617,919)     (1,608,264)         47,501        (198,094)      (150,593)

--------
(a)  Name change. See Note 1.
(b)  Fund Substitution. See Note 1.

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2018 were as follows:

INVESTMENT PORTFOLIOS                                                          PURCHASES            SALES
-------------------------------------------------------------------------   ----------------   ----------------
Global Atlantic BlackRock Allocation Portfolio                              $         87,394   $        346,813
Global Atlantic BlackRock Disciplined Core Portfolio (b)                          46,414,137          8,584,827
Global Atlantic BlackRock Disciplined International Core Portfolio (b)            14,799,078          2,707,962
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (b)                13,714,554          1,842,231
Global Atlantic BlackRock Disciplined Value Portfolio                                738,957          3,239,084
Global Atlantic BlackRock High Yield Portfolio                                       166,068            830,771
Global Atlantic Goldman Sachs Core Fixed Income Portfolio (b)                      5,848,618            900,760
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio (b)                927,294            146,743
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio (b)                12,802,856          1,237,458
Goldman Sachs VIT Core Fixed Income Fund (b)                                          53,089          5,883,987
Goldman Sachs VIT Equity Index Fund                                                2,126,471          2,973,643
Goldman Sachs VIT Government Money Market Fund                                       679,482            957,164
Goldman Sachs VIT Growth Opportunities Fund (b)                                           --         13,681,544
Goldman Sachs VIT High Quality Floating Rate Fund                                    110,414            331,867
Goldman Sachs VIT International Equity Insights Fund (a) (b)                          25,353          8,818,857
Goldman Sachs VIT Mid Cap Value Fund (b)                                              18,009         12,904,771
Goldman Sachs VIT Strategic Growth Fund (b)                                            1,323         29,784,891
Goldman Sachs VIT U.S. Equity Insights Fund (b)                                        8,886         16,206,429
Invesco V.I. Health Care Fund (a)                                                    131,817            159,412
Janus Henderson Research Portfolio (b)                                                   854            867,494
T. Rowe Price International Stock Portfolio (b)                                       28,966          5,041,386

--------
(a)  Name change. See Note 1.
(b)  Fund Substitution. See Note 1.


VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 6 - FINANCIAL HIGHLIGHTS

The Separate Account has multiple combinations of features and fees that are charged against the Policy owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Policy charges offered by the Separate Account as Policy owners may not have selected all available and applicable Policy options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                    AT DECEMBER 31                                  FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------                           ------------------------------------
                                  UNIT FAIR  UNIT FAIR               INVESTMENT    EXPENSE      EXPENSE      TOTAL        TOTAL
                                   VALUES     VALUES                   INCOME      RATIOS       RATIOS      RETURNS      RETURNS
                                   LOWEST     HIGHEST       NET        RATIOS     LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                      UNITS        ($) (5)    ($) (5)    ASSETS ($)  (%) (1)(4)   (2)(4)(5)    (2)(4)(5)   (3)(4)(5)    (3)(4)(5)
                   ------------  ----------  ---------  -----------  ----------  -----------  -----------  ----------  -----------
GLOBAL ATLANTIC BLACKROCK ALLOCATION PORTFOLIO
2018                    341,567        9.59       9.59     3,276,826       0.44         0.65         0.65       (5.80)       (5.80)
2017                    366,346       10.18      10.18     3,729,337        N/A         0.65         0.65        1.80         1.80
GLOBAL ATLANTIC BLACKROCK DISCIPLINED CORE PORTFOLIO (B)
2018                  6,817,694        9.81       9.81    66,897,477       1.15         0.65         0.65       (5.40)       (5.40)
2017                  3,260,979       10.37      10.37    33,815,162        N/A         0.65         0.65        3.70         3.70
GLOBAL ATLANTIC BLACKROCK DISCIPLINED INTERNATIONAL CORE PORTFOLIO (B)
2018                  2,390,055        8.63       8.63    20,615,007       2.10         0.65         0.65      (15.31)      (15.31)
2017                  1,235,519       10.19      10.19    12,589,712        N/A         0.65         0.65        1.90         1.90
GLOBAL ATLANTIC BLACKROCK DISCIPLINED MID CAP GROWTH PORTFOLIO (B)
2018                  1,388,885        9.93       9.93    13,788,862       0.73         0.65         0.65       (3.97)       (3.97)
2017                    273,537       10.34      10.34     2,828,283        N/A         0.65         0.65        3.40         3.40
GLOBAL ATLANTIC BLACKROCK DISCIPLINED VALUE PORTFOLIO
2018                  2,354,994        9.54       9.54    22,456,772       1.50         0.65         0.65       (8.53)       (8.53)
2017                  2,630,379       10.43      10.43    27,433,736        N/A         0.65         0.65        4.30         4.30
GLOBAL ATLANTIC BLACKROCK HIGH YIELD PORTFOLIO
2018                    581,821        9.42       9.42     5,480,529       0.60         0.65         0.65       (4.94)       (4.94)
2017                    649,307        9.91       9.91     6,434,690        N/A         0.65         0.65       (0.90)       (0.90)
GLOBAL ATLANTIC GOLDMAN SACHS CORE FIXED INCOME PORTFOLIO (B)
2018                    510,170        9.85       9.85     5,025,324       0.06         0.65         0.65       (1.20)       (1.20)
2017                         --        9.97       9.97            --        N/A          N/A          N/A         N/A          N/A

--------
(b)  Fund Substitution. See Note 1.

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                  FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------                           ------------------------------------
                                  UNIT FAIR  UNIT FAIR               INVESTMENT    EXPENSE      EXPENSE       TOTAL       TOTAL
                                   VALUES     VALUES                   INCOME      RATIOS       RATIOS       RETURNS     RETURNS
                                   LOWEST     HIGHEST       NET        RATIOS     LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                      UNITS        ($) (5)    ($) (5)    ASSETS ($)  (%) (1)(4)   (2)(4)(5)    (2)(4)(5)   (3)(4)(5)    (3)(4)(5)
                   ------------  ----------  ---------  -----------  ----------  -----------  -----------  ----------  -----------
GLOBAL ATLANTIC GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS PORTFOLIO (B)
2018                     70,262        9.79       9.79      687,922        0.81         0.65         0.65       (4.77)       (4.77)
2017                         --       10.28      10.28           --         N/A          N/A          N/A         N/A          N/A
GLOBAL ATLANTIC GOLDMAN SACHS MID CAP VALUE INSIGHTS PORTFOLIO (B)
2018                  1,150,172        9.07       9.07   10,435,804        0.67         0.65         0.65      (12.87)      (12.87)
2017                         --       10.41      10.41           --         N/A          N/A          N/A         N/A          N/A
GOLDMAN SACHS VIT CORE FIXED INCOME FUND (B)
2018                         --        1.52       1.52           --         N/A         0.65         0.65       (2.56)       (2.56)
2017                  3,821,957        2.55       1.56    5,962,895        2.61         0.65         0.80        2.41         2.63
2016                  3,909,804        1.52       1.52    5,952,813        2.01         0.65         0.65        2.01         2.01
2015                  4,515,117        1.49       1.49    6,737,223        2.41         0.65         0.65       (0.39)       (0.39)
2014                  4,791,176        2.46       1.50    7,179,260        2.71         0.65         0.80        4.77         4.92
GOLDMAN SACHS VIT EQUITY INDEX FUND
2018                  5,857,938        3.60       3.60   21,073,691        1.48         0.65         0.65       (5.51)       (5.51)
2017                  6,511,427        7.18       3.81   24,785,689        1.55         0.65         0.80       20.27        20.57
2016                  7,031,642        3.16       3.16   22,211,937        2.17         0.65         0.65       10.88        10.88
2015                  7,828,381        2.85       2.85   22,333,901        1.75         0.65         0.65        0.29         0.29
2014                  8,631,008        5.39       2.84   24,553,936        1.61         0.65         0.80       12.31        12.48
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND
2018                  2,760,371        1.08       1.08    2,983,006        1.46         0.65         0.65        0.93         0.93
2017                  3,042,050        1.49       1.07    3,260,688        0.50         0.65         0.80       (0.67)        0.00
2016                  3,427,446        1.07       1.07    3,678,962        0.04         0.65         0.65       (0.93)       (0.93)
2015                  3,782,639        1.51       1.08    4,091,222        0.01         0.65         0.80       (0.79)       (0.64)
2014                  4,087,996        1.52       1.09    4,458,377        0.01         0.65         0.80       (0.80)       (0.64)
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (B)
2018                         --        5.58       5.58           --         N/A         0.65         0.65        2.76         2.76
2017                  2,449,983        5.43       5.43   13,298,533         N/A         0.65         0.65       26.28        26.28
2016                  2,697,882        4.30       4.30   11,613,412         N/A         0.65         0.65        0.70         0.70
2015                  2,969,339        4.27       4.27   12,685,548         N/A         0.65         0.65       (5.82)       (5.82)
2014                  3,236,994        7.91       4.54   14,687,074         N/A         0.65         0.80       10.21        10.38

--------
(b)  Fund Substitution. See Note 1.

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                  FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------                           ------------------------------------
                                  UNIT FAIR  UNIT FAIR               INVESTMENT    EXPENSE      EXPENSE       TOTAL       TOTAL
                                   VALUES     VALUES                   INCOME      RATIOS       RATIOS       RETURNS     RETURNS
                                   LOWEST     HIGHEST       NET        RATIOS     LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                      UNITS        ($) (5)    ($) (5)    ASSETS ($)  (%) (1)(4)   (2)(4)(5)    (2)(4)(5)   (3)(4)(5)    (3)(4)(5)
                   ------------  ----------  ---------  -----------  ----------  -----------  -----------  ----------  -----------
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND
2018                  1,271,407        1.39       1.39    1,764,658        1.85         0.65         0.65        0.72         0.72
2017                  1,447,694        2.19       1.38    1,992,635        1.26         0.65         0.80        0.46         0.73
2016                  1,517,172        1.37       1.37    2,071,475        0.97         0.65         0.65        0.74         0.74
2015                  1,773,307        1.36       1.36    2,412,778        0.44         0.65         0.65       (1.07)       (1.07)
2014                  1,925,905        2.20       1.38    2,649,096        0.30         0.65         0.80       (0.89)       (0.74)
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND (A) (B)
2018                         --        2.33       2.33           --         N/A         0.65         0.65       (1.27)       (1.27)
2017                  3,769,197        2.54       2.36    8,885,757        1.62         0.65         0.80       25.12        25.53
2016                  4,095,920        1.88       1.88    7,700,477        1.80         0.65         0.65       (3.59)       (3.59)
2015                  4,313,529        1.95       1.95    8,403,569        1.38         0.65         0.65        0.11         0.11
2014                  4,595,595        2.11       1.95    8,943,263        3.40         0.65         0.80       (8.44)       (8.30)
GOLDMAN SACHS VIT MID CAP VALUE FUND (B)
2018                         --        4.03       4.03           --         N/A         0.65         0.65       (2.42)       (2.42)
2017                  3,194,798        8.44       4.13   13,181,224        0.48         0.65         0.80       10.04        10.13
2016                  3,502,334        3.75       3.75   13,120,799        1.13         0.65         0.65       12.61        12.61
2015                  3,917,381        3.33       3.33   13,040,315        0.11         0.65         0.65      (10.11)      (10.11)
2014                  4,287,249        7.61       3.70   15,877,515        0.76         0.65         0.80       12.38        12.55
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (B)
2018                         --        4.03       4.03           --         N/A         0.65         0.65        5.22         5.22
2017                  7,460,961        5.36       3.83   28,578,616        0.26         0.65         0.80       29.47        29.39
2016                  8,308,086        2.96       2.96   24,570,258        0.39         0.65         0.65        1.02         1.02
2015                  9,077,878        2.93       2.93   26,572,910        0.10         0.65         0.65        2.47         2.47
2014                  9,957,419        4.01       2.86   28,447,794        0.12         0.65         0.80       12.47        12.64
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND (B)
2018                         --        3.61       3.61           --         N/A         0.65         0.65        0.84         0.84
2017                  4,478,077        5.70       3.58   16,010,870        1.16         0.65         0.80       22.84        23.02
2016                  4,894,736        2.91       2.91   14,227,662        1.09         0.65         0.65        9.81         9.81
2015                  5,394,283        2.65       2.65   14,286,525        1.08         0.65         0.65       (1.05)       (1.05)
2014                  5,844,236        4.29       2.68   15,643,292        1.14         0.65         0.80       15.25        15.42

--------
(a)  Name change. See Note 1.
(b)  Fund Substitution. See Note 1.

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31                                  FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------                           ------------------------------------
                                  UNIT FAIR  UNIT FAIR               INVESTMENT    EXPENSE      EXPENSE       TOTAL       TOTAL
                                   VALUES     VALUES                   INCOME      RATIOS       RATIOS       RETURNS     RETURNS
                                   LOWEST     HIGHEST       NET        RATIOS     LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                      UNITS        ($) (5)    ($) (5)    ASSETS ($)  (%) (1)(4)   (2)(4)(5)    (2)(4)(5)   (3)(4)(5)    (3)(4)(5)
                   ------------  ----------  ---------  -----------  ----------  -----------  -----------  ----------  -----------
INVESCO V.I. HEALTH CARE FUND (A)
2018                    182,221        3.63       3.63      660,912         N/A         0.65         0.65        0.28         0.28
2017                    215,852        3.62       3.62      780,968        0.37         0.65         0.65       15.29        15.29
2016                    237,303        3.14       3.14      746,081         N/A         0.65         0.65      (12.04)      (12.04)
2015                    246,248        3.57       3.57      880,145         N/A         0.65         0.65        2.49         2.49
2014                    321,345        3.49       3.49    1,120,628         N/A         0.65         0.65       18.89        18.89
JANUS HENDERSON RESEARCH PORTFOLIO (B)
2018                         --        3.87       3.87           --         N/A         0.65         0.65        5.45         5.45
2017                    223,658        1.90       3.67      821,328        0.24         0.65         0.80       26.67        26.55
2016                    245,018        2.90       2.90      709,987        0.38         0.65         0.65       (0.34)       (0.34)
2015                    268,260        2.91       2.91      780,296        0.45         0.65         0.65        4.39         4.39
2014                    299,734        1.45       2.79      834,390        0.22         0.65         0.80       11.83        12.00
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (B)
2018                         --        3.11       3.11           --         N/A         0.65         0.65        1.30         1.30
2017                  1,608,264        2.63       3.07    4,943,400        1.09         0.65         0.80       26.44        26.86
2016                  1,758,857        2.42       2.42    4,255,023        1.05         0.65         0.65        1.68         1.68
2015                  1,860,452        2.38       2.38    4,435,891        0.92         0.65         0.65       (1.55)       (1.55)
2014                  1,967,961        2.08       2.42    4,765,822        1.02         0.65         0.80       (2.03)       (1.88)

--------
(a) Name change. See Note 1.
(b) Fund Substitution. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2) These ratios represent the annualized Policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Policy owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

VEL II ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

(4) Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

                           PART C: OTHER INFORMATION

ITEM 26.  EXHIBITS

(A) BOARD OF DIRECTORS RESOLUTION.

      Certified copy of Resolutions of the Board of Directors of the Company of January 21, 1993 establishing the VEL II Account was previously filed on February 13, 1998 in Post-Effective Amendment No. 10 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(B) CUSTODIAN AGREEMENTS.

      Not applicable.

(C) UNDERWRITING CONTRACTS.

      (1) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (2) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (3) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (4) Underwriting and Administrative Services Agreement between Commonwealth Annuity and Life Insurance Company, Forethought Distributors, LLC and Global Atlantic Finanical Company was filed on April 24, 2017 in Post-Effective Amendment No. 12 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

      (4)(a) Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (5) Form of Selling Agreement by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 to Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (6) Service Agreement dated March 13, 2012 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2, Inc. and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 30 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (7) Shared Service Agreement dated August 5, 2010 by and between Commonwealth Annuity and Life Insurance Company and Epoch Securities was filed on April 25, 2013 in Post-Effective Amendment No. 34 to Registration Statement No. 33-39702/811-6293 on Form N-4, and is incorporated by reference herein.

      (8) Amendment No. 1 dated January 1, 2014 to Shared Services Agreement between Epoch Securities Inc. and Commonwealth Annuity and Life Insurance Company was filed on April 29, 2015 in Post-Effective Amendment No. 31 to Registration Statement 033-57792/811-07466 on Form N-6, and is incorporated by reference herein ..

(D) POLICY.

      (1) Policy and Initial Policy endorsements were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

      (2) Paid-Up Life Insurance Option Endorsement was previously filed on February 27, 1998 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (3) Preferred Loan Endorsement was previously filed on February 27, 1998 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (4) 403(b) Life Insurance Policy Endorsement was previously filed on February 27, 1998 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (5) Guaranteed Death Benefit Rider was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(E) APPLICATION.

      (1) Application was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(F) DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

      (1) Articles of Organization and Bylaws, as amended, of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 23 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 were previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 of this Registration Statement on Form S-6, and are incorporated by reference herein.

(G) REINSURANCE CONTRACTS.

      (1) Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (2) Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (3) Reinsurance contract dated January 1, 1995 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (4) Reinsurance contract dated January 1, 1994 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (5) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (6) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company and The Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (7) Reinsurance contract dated February 26, 1991 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (8) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General

            American Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (9) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (10) Reinsurance contract dated July 1, 1986 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (11) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (12) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (13) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(H) PARTICIPATION AGREEMENTS.

      (1) Amendment dated April 12, 2011 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2012 in Post-Effective Amendment No. 29 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

            Amendment dated May 1, 2011, Amendment No. 3 dated February 11, 2011, and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company were previously filed on April 29, 2011 in Post-Effective Amendment No. 28 of Registration No. 333-57792/811-7466 on Form N-6, and are incorporated by reference herein.

            Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein.

            Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (2) Amendment 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated AIM Participation Agreement dated July 31, 2007 was previously filed on April 28, 2011 in Post-Effective Amendment No. 32 of Registration Statement No. 33-39702/811-06293, and is incorporated by reference herein.

            Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (3) Participation Agreement dated October 19, 2017 by and between Commonwealth Annuity and Life Insurance Company, Forethought Variable Insurance Trust, Northern Lights Distributor, LLC, and Global Atlantic Investment Advisors, LLC was filed on April 26, 2018 in Post-Effective No. 39 (033-39702/811-06293) on Form

            N-4 and is incorporated by reference herein.

(I) ADMINISTRATIVE CONTRACTS.

      (1) Third Party Adminstrator Agreement (TPA) between se2, Inc., Security Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated April 1, 2013 was filed on April 25, 2013 in Amendment No. 34 of Registration Statement No. 33-39702/811-6293 on Form N-4, and is incorporated by reference herein.

      (2) Work Assignment dated April 1, 2013 by and between se2, Inc., Security Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was filed on April 25, 2013 in Amendment No. 34 of Registration Statement No. 33-39702/811-6293 on Form N-4, and is incorporated by reference herein.

(J) OTHER MATERIAL CONTRACTS.

      Not Applicable.

(K) LEGAL OPINION.

      Opinion of Counsel is filed herewith.

(L) ACTUARIAL OPINION.

      Not Applicable. The Registration Statement does not include illustrations.

(M) CALCULATION.

      Not Applicable. The Registration Statement does not include illustrations.

(N) OTHER OPINIONS.

      Consent of Independent Registered Public Accounting Firm is filed herewith.

(O) OMITTED FINANCIAL STATEMENTS.

      Financial Statements included in Part B Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for the VEL II Account of Commonwealth Annuity and Life Insurance Company.

(P) INITIAL CAPITAL AGREEMENTS.

      Not Applicable.

(Q) REDEEMABILITY EXEMPTION.

      Not Applicable. Any such disclosures are included in the prospectus and/or SAI.

(R) POWERS OF ATTORNEY

    (i)   Power of Attorney for Robert Arena is filed herewith.
    (ii)  Power of Attorney for David Jacoby is filed herewith.
    (iii) Power of Attorney for David Wilken is filed herewith.
    (iv) Powers of Attorney for Hanben Kim Lee, Gilles M. Dellaert, and Eric D. Todd were filed on April 26, 2018 in Post-Effective Amendment No. 34 (Registration Statement 033-57792/811-07466), and are incorporated by reference herein.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

          4 World Trade Center, 51st Floor
          150 Greenwich Street
          New York, NY 10007

--------
*Denotes Board of Directors

    (1)   One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103
    (2)   20 Guest Street, Brighton, MA 02135
    (3)   19 Par-La-Ville Road, Hamilton HM 11, Bermuda
    (4)   One Forethought Center, Batesville, IN 47006
    (5)   10 West Market Street, Suite 2300, Indianapolis, IN 46204
    (6)   3200 Southwest Freeway, Suite 1300, Houston, TX 77027
    (7)   215 10th Street, 11th Floor, Des Moines, IA 50309

NAME                                                               POSITION OR OFFICE WITH DEPOSITOR
--------------------------------------------------  ----------------------------------------------------------------
Robert Arena* (1)                                   Director, Chairman of the Board and President
Hanben Kim Lee*                                     Director and Executive Vice President
Gilles M. Dellaert*                                 Director and Chief Investment Officer
Eric D. Todd* (5)                                   Director, Managing Director
David Wilken* (7)                                   Director
Anup Agarwal                                        Deputy Chief Investment Officer
David Jacoby                                        Chief Financial Officer
Brian Hendry                                        Chief Audit Executive
Daniel O'Shea (1)                                   Chief Human Resource Officer
Lori LaForge (1)                                    Chief Marketing Officer
Samuel Ramos                                        Chief Legal Officer, and General Counsel
Andrew Shainberg                                    Chief Compliance Officer
Edward Wilson                                       Chief Risk Officer
Justin MacNeil (2)                                  Managing Director and Assistant Treasurer
Lorenzo Lorilla                                     Managing Director
Manu Sareen (3)                                     Managing Director
Mark Elming (7)                                     Managing Director
Paul Vambutas                                       Managing Director
Phillip Sherrill                                    Managing Director
Jonathan Hecht                                      Managing Director
Barrie Ribet                                        Managing Director
Jason Bickler                                       Managing Director
Dean Pentikis                                       Managing Director
Paul Mistretta                                      Managing Director and Co-Head of Operations
April Galda (3)                                     Managing Director and Co-Head of Operations
Gary Silber                                         Managing Director, Assistant General Counsel and Assistant
                                                    Secretary
Jane S. Grosso (3)                                  Senior Vice President and Controller
John Giamalis (1)                                   Senior Vice President and Treasurer
Robert J. Egan (2)                                  Senior Vice President and Appointed Actuary
Sarah Patterson (1)                                 Managing Director, Associate General Counsel and Assistant
                                                    Secretary
Maureen Henderson (7)                               Senior Vice President
Virginia H. Johnson (2)                             Senior Vice President, Associate General Counsel and Secretary
Kevin Kimmerling (4)                                Senior Vice President, Assistant General Counsel and Assistant
                                                    Secretary
Jason M. Roach (2)                                  Senior Vice President
Jason Kao (3)                                       Senior Vice President
Ilya Finkler                                        Senior Vice President
Susan Fiengo (1)                                    Senior Vice President
Sarah Williams                                      Senior Vice President
Kenneth J. Bohrer (4)                               Senior Vice President
Mark Erickson                                       Senior Vice President
Kevin Leavey (2)                                    Vice President and Product Actuary
Natalie Wagner (2)                                  Vice President, SEC 38a-1 Chief Compliance Officer, Privacy
                                                    Officer, AML and SUI Officer
David Neve (7)                                      Vice President and Head of Regulatory and Government Affairs

Elizabeth Gioia (1)                                 Vice President, Assistant General Counsel and Assistant
                                                    Secretary
Douglas Jaworski (6)                                Vice President and Chief Information Securities Officer
Tonya Maxwell (8)                                   Vice President
Jamie Muldoon (2)                                   Vice President

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---21%--          --79%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%------100%----
                                                         |                  |
                                                         |                  |
                                                    ------------      ------------
                                                    |  GLOBAL  |      | ARIEL RE |
                                                    | ATLANTIC |      |(HOLDINGS)|
                                                    | FINANCIAL|      |  LIMITED |
                                                    |   LIFE   |      | (Bermuda)|
                                                    |  LIMITED |      ------------
                                                    | (Bermuda)|
                                                    ------------
                                                           |
                                                           |
                                                          100%
                                                           |
                                                           |
                                                  -------------------
                                                  | COMMONWEALTH RE |
                                                  |  MIDCO LIMITED  |
                                                  |    (Bermuda)    |
                                                  -------------------
                                                           |
                                                           |
                                                           |
                                   ----------------------------------------------------------------------------------------
                                   |                            |                   |                    |                |
                                  100%                         100%                100%                 99%              75%
                                   |                            |                   |                    |                |
                        ---------------------                   |           ------------------           |                |
                        |  GLOBAL ATLANTIC  |                   |           |  GA RE BERMUDA |           |                |
                        | ASSURANCE LIMITED |                   |           | HOLDCO LIMITED |           |                |
                        |    (BERMUDA)      |                   |           |    (Bermuda)   |           |                |
                        ---------------------                   |           ------------------           |                |
                                                           ------------             |                    |                |
                                                           |  GLOBAL  |             |              --------------         |
                                                           | ATLANTIC |             |              |  GA RE US  |         |
                          ---------------------------------|  (FIN)   |--------     -------1%------| HOLDCO, LP |         |
                          |                                | COMPANY  |       |                    | (Delaware) |         |
                          |                                |(Delaware)|       |                    --------------         |
                          |                                ------------       |                          |                |
                          |                                           |       |                          |                |
                          |                                          100%     |                          |                |
                          |                                           |       |                          |                |
                          |                                           |       |                          |       -------------------
                          |                                           |       |                          |       | GLOBAL ATLANTIC |
                          |                                           |       |                          ---25%--|   RE LIMITED    |
                          |                                           |       |                                  |    (Bermuda)    |
                          |                                           |       |                                  -------------------
                          |                                           |       |                                           |
     -------------------------------------                            |       |                                           |
     |                |                  |                            |       |                                           |
    100%             100%               100%                          |       |                                          100%
     |                |                  |                            |       |                                           |
--------------- ------------------ ------------------                 |       |                                           |
|  FORELIFE   | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC |                 |       |                                    ---------------
|   AGENCY,   | |   INVESTMENT   | | DISTRIBUTORS,  |                 |       |                                    |  EXL SOLAR  |
|    INC.     | |   ADVISORS,    | |     LLC        |                 |       |                                    | HOLDCO, LLC |
|  (Indiana)  | |      LLC       | |  (Delaware)    |                 |       |                                    |  (Delaware) |
|             | |   (Indiana)    | |                |                 |       |                                    ---------------
--------------- ------------------ ------------------                 |       |
                                                                      |       |
                                                                      |       |
                                                                      |       |
                                                          -----------------   |
                                                          | COMMONWEALTH  |   |
                                                          |   ANNUITY &   |   |
                                                          |     LIFE      |   |
                                                          |   INSURANCE   |   |
                                                          |    COMPANY    |   |
                                                          |(Massachusetts)|   |
                                                          -----------------   |---------------------
                                                                    |                   |          |
                       --------------------------------------------------------         |          |
                       |                    |               |                 |         |          |
                      100%                 100%            100%              100%       |          |
                       |                    |               |                 |         |          |
             ---------------      ---------------   -----------------   ------------    |          |
             | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
             |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
             |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
             |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
             | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                   |              ---------------   ------------------        |         |          |  |   RISK   |
                   |                     |                                    |         |          |  | ADVISORS,|
                   |                     |                                    |         |          |  |   L.P.   |
                  100%                  100%                                  |         |          |  |(Delaware)|
                   |                     |                                    |         |          |  ------------
                   |                     |                                    |         |          |
            ----------------      ---------------                             |         |          |
            |    FLIC      |      | FORETHOUGHT |                             |         |          |
            |  PROPERTIES, |      |  HOLDINGS,  |                             |         |          |
            |     LLC      |      |    LLC      |                             |         |          |
            |  (Indiana)   |      |  (Indiana)  |                             |         |          |
            ----------------      ---------------                             |         |          |
                                                                              |        10%         |  ------------
                                                                              |         |        100% | GA RISK  |
                                                                              |         |          |  | ADVISORS,|
                                                                              |         |          ---|   INC.   |
                                                                              |         |          |  |(Delaware)|
                                                                              |         |          |  ------------
                                                                              |         |          |
                                                                              |         |          |  ------------
          ---------------------------------------------------------------------         |        100% | GLOBAL   |
          |           |             |           |           |             |             |          |  | ATLANTIC |
         100%        100%          100%        100%        100%          90%            |          ---| FINANCIAL|
          |           |             |           |           |             |             |          |  | COMPANY  |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |     |  -------------------
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------   100% |     GLOBAL      |
                               ----------  -----------  ------------                               |  |     ATLANTIC    |
                                                                                                   ---|    EQUIPMENT    |
                                                                                                      | MANAGEMENT, LLC |
                                                                                                      |    (Delaware)   |
                                                                                                      -------------------

-----------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2         OWNERSHIP INTEREST
-----------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                    100%
Company                                            and Life Insurance
                                                   Company
-----------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                         100%
Limited                    of divested P&C         Financial Group Limited
                           business
-----------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                       100%
                           ALAC business           Annuity Company
-----------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                       100%
                           ALAC business           Annuity Company
-----------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                       100%
                           ALAC business           Annuity Company
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Global Atlantic (Fin)                   100%
Life Insurance Company                             Company
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                         100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
-----------------------------------------------------------------------------------------------------------------------------------
EXL Solar HoldCo, LLC      Holds tax equity        Global Atlantic Re                      100%
                           investments in solar    Limited
                           electric generation
                           companies
-----------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                    100%
Life Insurance Company                             and Life Insurance
                                                   Company
-----------------------------------------------------------------------------------------------------------------------------------
FLIC Properties, LLC       Title holder of         Forethought Life                        100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
-----------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Global Atlantic (Fin)                   100%
                           preneed permit          Company
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
-----------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                    100%
                           affiliates' products    Life Insurance Company
                           and services
-----------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    100%
Insurance Company          insurance and           and Life Insurance
                           annuities contracts     Company
-----------------------------------------------------------------------------------------------------------------------------------
Forethought National       Issuer of life          Commonwealth Annuity                    100%
Life Insurance Company     insurance and           and Life Insurance
                           reinsurer of annuity    Company
                           contracts
-----------------------------------------------------------------------------------------------------------------------------------
GA Re Bermuda HoldCo       Limited partner of GA   Commonwealth Re Midco                   100%
Limited                    Re US HoldCo, LP        Limited
-----------------------------------------------------------------------------------------------------------------------------------
GA Re US HoldCo, LP        Delaware limited        Commonwealth Re Midco                    99% GA Re Bermuda                     1%
                           partnership             Limited                                      HoldCo Limited
-----------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                   100%
                           Global Atlantic Risk    Company
                           Advisors, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Assurance  Reinsurance company     Commonwealth Re Midco                   100%
Limited                                            Limited
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities Broker-      Global Atlantic (Fin)                   100%
Distributors, LLC          dealer registered with  Company
                           SEC and FINRA
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Equipment  Service Company         Global Atlantic (Fin)                   100%
Management, LLC                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Commonwealth Re Midco                   100%
Company                    company for L&A         Limited
                           business of GAFGL
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                   100%
Company                    common employer for     Company
                           the L&A business of
                           GAFG
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                        21% Third-party                      79%
Group Limited              holding company         Group, Inc.                                  Investors
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                         100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Global Atlantic (Fin)                   100%
Investment Advisors, LLC   registered with SEC     Company
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re         Reinsurance company     Commonwealth Re Midco                    75% GA Re US                         25%
Limited                                            Limited                                      HoldCo, LP
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                   100%
Advisors, L.P.             intermediary            Company
-----------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         Limited liability       Accordia Life and                        90% Global Atlantic                  10%
                           company with limited    Annuity Company                              (Fin) Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                       100%
                           purpose financial       Annuity Company
                           insurance company
-----------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                       100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC
-----------------------------------------------------------------------------------------------------------------------------------

ITEM 29.    INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 30.    PRINCIPAL UNDERWRITERS

      (A) Global Atlantic Distributors, LLC acts as a principal underwriter for the following:

            - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA A, VA B, VA C, VA G, VA H, VA K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

            - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

      (B) Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

            4 World Trade Center, 51st Floor
            150 Greenwich Street
            New York, NY 10007

--------
    (1) 20 Guest Street, Brighton, MA 02135

    (2) One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103
    (3) 4405 Cox Road, Suite 150, Glen Allen, VA 23060
    (4) 10 West Market Street, Suite 2300, Indianapolis, IN 46204

NAME                                                     POSITION OR OFFICE WITH UNDERWRITER
------------------------------------------  ---------------------------------------------------------------
Robert M. Arena(2)                          President, Manager and Chairman
Jeffrey Harpel (3)                          Chief Financial Officer
Andrew Shainberg                            Chief Compliance Officer
Samuel Ramos                                General Counsel and Secretary
Virginia H. Johnson (1)                     Assistant Secretary
Sarah Patterson (2)                         Assistant Secretary
John J. Fowler (1)                          Treasurer
Justin MacNeil (1)                          Assistant Treasurer
Paula Nelson (2)                            Head of Distribution, Manager
Dean Siegel (2)                             Vice President
Ronald Hensel (2)                           Vice President
Eric Todd (4)                               Manager

      (C) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), no commissions or other compensation was received by Global Atlantic Distributors, LLC, the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 31.    LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained for the Company by the Registrant through Global Atlantic Financial Group, at its office at One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

ITEM 32.    MANAGEMENT SERVICES

      The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 33. FEE REPRESENTATION (pursuant to Section 26(e) of the Investment Company Act of 1940)

      The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Brighton, and Commonwealth of Massachusetts, on the 22nd day of April, 2019.

                               VEL II ACCOUNT OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                /s/ Sarah M. Patterson
                -------------------------------------------------------------
                Sarah M. Patterson, Managing Director,
                Associate General Counsel, and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

           SIGNATURES                                          TITLE                                       DATE
-------------------------------   ---------------------------------------------------------------   -------------------
Robert Arena*                     Director, Chairman of the Board and President                     April 22, 2019
-------------------------------

David Jacoby*                     Chief Financial Officer
-------------------------------

Hanben Kim Lee*                   Director and Executive Vice President
-------------------------------

Gilles M. Dellaert*               Director and Chief Investment Officer
-------------------------------

Eric D. Todd*                     Director and Managing Director
-------------------------------

David Wilken*                     Director
-------------------------------


--------
*Sarah M. Patterson, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney duly executed by such persons.

/s/ Sarah M. Patterson
------------------------------------
Sarah M. Patterson, Attorney-in-Fact

(033-57792) VEL II

                                 EXHIBIT TABLE

Exhibit (K)      Opinion of Counsel

Exhibit (N)      Consent of Independent Registered Public Accounting Firm

Exhibit (R)(i)   Directors' Power of Attorney for Robert Arena

Exhibit (R)(ii)  Directors' Power of Attorney for David Jacoby

Exhibit (R)(iii) Directors' Power of Attorney for David Wilken